UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
        Book 1

First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Global Engineering and Construction ETF (FLM)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust BICK Index Fund (BICK) First Trust Indxx NextG ETF (NXTG)
First Trust S-Network Future Vehicles & Technology ETF (CARZ) (formerly First
   Trust NASDAQ Global Auto Index Fund)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)
First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)
First Trust Dow Jones International Internet ETF (FDNI)

----------------------
  Semi-Annual Report
    March 31, 2022
----------------------


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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2022


Shareholder Letter.......................................................................   2
Market Overview..........................................................................   3
Fund Performance Overview

Portfolio of Investments




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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2022

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the six months ended March 31, 2022.

How are investors expected to make sense of the markets in a climate like the one we are in today? For what it is worth, the famous adage that "perception is reality" is a complete misnomer, in my opinion. Perception is a perspective of reality. Reality is the truth. When it comes to investing one's capital, it can be difficult to ascertain the truth, especially in the age of the internet and the 24/7 news cycle. There is so much information pumped out daily pertaining to the securities markets that it can be counterproductive if you consume too much of it, particularly if you do not have a discerning eye. To be frank, a lot of financial information adds up to nothing more than noise, or is an extension of someone's agenda, and we at First Trust encourage investors to ignore it as best they can. That is why we believe that investors should lean on those market principles that are tried and true. That is how you make sense of the markets, in my opinion.

There is essentially nothing major transpiring around the globe today that we have not encountered to some degree before, including war. Even the coronavirus
("COVID-19") pandemic, which arrived in the U.S. in the first quarter of 2020, was somewhat matched in scope by the 1918 flu (Spanish flu) pandemic.
Approximately 987,000 lives have been lost so far in the U.S. from the COVID-19 pandemic, compared to 675,000 spanning the 1918 flu pandemic, according to data from the Centers for Disease Control and Prevention. While we have had more deaths from the COVID-19 virus, the speed in which no fewer than three effective vaccines were brought to bear to combat this virus was astounding. U.S.
ingenuity is what keeps this country ascending, in my opinion. I believe it to be one of the main reasons why the investment philosophy "time in the market"
has been such a tried and true principle of the wealth building process. Endure the ups and downs of the stock market and you can persevere over time. In the short-run, it is anybody's guess, and guessing should not play any role in developing a financial plan. History is on your side. Keep in mind, the S&P
500(R) Index has never failed to fully recover any losses sustained in a downturn and it stood at its all-time closing high on January 3, 2022.

The stock and bond markets have been more volatile of late and may stay that way, at least over the near-term. Based on some thorough guidance from the
Federal Reserve (the "Fed") with respect to its bias towards raising short-term interest rates more aggressively than once thought to fight inflation, there is a good chance that the days of artificially low interest rates are finally coming to an end. Bond yields have spiked recently to reflect the surge in inflation, which stood at 8.5% on a trailing 12-month basis in March 2022, and the anticipated rate hikes from the Fed. In other words, interest rates and bond yields are in the process of normalizing. What is normal? Well, the Federal
Funds target rate (upper bound), which stood at 0.50% at the close on April 21,
2022, averaged 2.48% for the 30-year period ended April 21, 2022, according to
Bloomberg. It reached as high as 6.50% in 2000. The yield on the 10-Year
Treasury Note ("T-Note"), which stood at 2.91% at the close on April 21, 2022, averaged 3.98% over that same 30-year period. The 10-Year T-Note reached as high as 8.03% in 1994. All eyes will likely be on the Fed for the remainder of this year. The economy is still growing, albeit at a slower clip, and it looks like more Americans are heading back to work. Keep an eye on interest rates, bond yields and inflation in the months ahead. We would prefer slow and steady as they rise as opposed to sharp moves higher. As always, stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2022

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The latest global growth forecast from the International Monetary Fund ("IMF")
released in April 2022 sees real gross domestic product growth rising by 3.6%
worldwide in 2022, down from its 4.4% projection in January 2022. The IMF is calling for a 3.7% growth rate for the U.S., down from its January estimate of
4.0%. Emerging Market and Developing Economies are expected to grow by 3.8% this year, down markedly from the IMF's 4.8% estimate in January. While global growth is expected to slow some in 2022, there does not appear to be a significant threat of recession in the near-term. The IMF notes that the reduction in its economic growth targets is largely a byproduct of Russia's decision to invade
Ukraine back on February 24, 2022.

Robust inflation and the war between Russia and Ukraine have been the dominant stories of late, in our opinion. Inflation, as measured by the Consumer Price
Index, stood at 8.5% on a trailing 12-month basis at the end of March 2022, according to the U.S. Bureau of Labor Statistics. The last time inflation in the
U.S. was this high was in 1982. Consumer prices are up significantly across the board, including groceries, gasoline, automobiles, homes, and apartment rents.
It has been reported that the war between Russia and Ukraine could lead to global food shortages. It has already helped drive energy prices higher. These two events are worth monitoring closely. If one or both end up being protracted, then we would anticipate higher levels of volatility in the markets moving forward. Perhaps the biggest beneficiary of the spike in inflation is commodity prices, which surged 27.03% in the first quarter of 2022, as measured by the
Refinitiv/CC CRB Excess Return Index.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

The major U.S. stock indices delivered mixed results over the past six months.
The S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of 5.92%, 2.73% and -0.30%, respectively, for the six-month period ended
March 31, 2022. Due to the ongoing economic headwinds stemming from the coronavirus pandemic, rising inflation, and, more recently, the war between
Russia and Ukraine, large-capitalization ("cap") stocks outperformed their mid-
and small-cap counterparts over the period, an indication that investors were somewhat concerned about the level of risk they were willing to assume, in our opinion. Ten of the 11 major sectors that comprise the S&P 500(R) Index (the
"Index") were up on a total return basis. The top-performer was Energy, up
50.11%, while the worst showing came from Communication Services, down 11.93%.

A Bloomberg survey of 24 equity strategists found that their average 2022 year-end price target for the Index was 4,868 as of April 2022, according to its own release. The highest and lowest estimates were 5,330 and 4,400, respectively. Brian Wesbury, Chief Economist at First Trust, announced in May
2022 that he is looking for a year-end price target of 4,900, a downward revision from his 5,250 projection at the close of 2021. The Index closed trading on March 31, 2022, at 4,530.41. The outlook for corporate earnings remains optimistic. Bloomberg's consensus year-over-year earnings growth rate estimates for the Index for 2022 and 2023 were 10.25% and 9.44%, respectively, as of April 1, 2022.

The broader foreign stock indices lagged the performance of the major U.S. stock indices. Over the past six months, the MSCI World ex USA and MSCI Emerging
Markets equity indices posted total returns of -1.82% (USD) and -8.20% (USD), respectively, according to Bloomberg. The major foreign bond indices were also down over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -6.79% (USD), while the Bloomberg EM Hard
Currency Aggregate Index of emerging markets debt declined by 10.58% (USD), according to Bloomberg. The U.S. dollar rose by 4.33% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index
(DXY). The sizable jump in the dollar provided a drag on the performance of both foreign stock and bond indices, in our opinion.

In the U.S. bond market, the results were also disappointing. The top-performing major debt group we track was speculative-grade corporate bonds. The Bloomberg
U.S. Corporate High Yield Index posted a total return of -4.16% for the six-month period ended March 31, 2022. The worst-performing U.S. debt group that we track was long-term municipal bonds. The Bloomberg Municipal Bond: Long Bond
(22+ years) posted a total return of -7.21%. The yield on the benchmark 10-Year
Treasury Note ("T-Note") rose by 85 basis points in the period to close at 2.34%
on March 31, 2022, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.03% for the 10-year period ended March 31,
2022.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select
Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies
(where there are multiple lines of equity capital in a company), which covers 18
European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France,
Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal,
Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                   3/31/22    3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                 -2.98%    -1.46%     6.03%     5.20%       -1.07%     34.01%     66.01%     -14.48%
Market Price                        -3.27%    -1.83%     5.90%     5.08%       -1.09%     33.18%     64.09%     -14.78%

INDEX PERFORMANCE
STOXX(R) Europe Select
   Dividend 30 Index                -2.40%    -0.60%     6.64%     5.69%       -0.55%     37.88%     73.88%      -7.78%
STOXX(R) Europe 600 Index           -2.96%     2.71%     7.13%     6.59%        2.82%     41.10%     89.32%      50.06%
MSCI Europe Index                   -2.12%     3.51%     6.92%     6.27%        2.57%     39.74%     83.76%      44.75%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
The STOXX(R) Europe Select Dividend 30 Index ("STOXX Index") is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland
("STOXX"), Deutsche Borse Group or their licensors, which is used under license.
The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX Deutsche Borse Group or their licensors, research partners or data providers and STOXX, Deutsche Borse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability
(whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX
Index or its data.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    39.8%
Utilities                                     14.8
Materials                                     12.1
Industrials                                   10.2
Communication Services                         8.6
Consumer Discretionary                         6.7
Real Estate                                    4.3
Health Care                                    3.5
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Rio Tinto PLC                                  6.9%
AP Moller - Maersk A/S, Class A                5.8
ACS Actividades de Construccion y
   Servicios S.A.                              4.4
Legal & General Group PLC                      4.3
Credit Agricole S.A.                           3.8
IG Group Holdings PLC                          3.8
ASR Nederland N.V.                             3.8
Electricite de France S.A.                     3.6
Mercedes-Benz Group AG                         3.6
GlaxoSmithKline PLC                            3.5
                                             ------
   Total                                      43.5%
                                             ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       SEPTEMBER 30, 2011 - MARCH 31, 2022

           First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
           Select Dividend Index Fund        Dividend 30 Index          600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
9/30/11    $10,000                           $10,000                    $10,000             $10,000
3/31/12     10,756                            10,697                     11,681              11,663
9/30/12     10,773                            10,725                     11,770              11,731
3/31/13     10,763                            10,731                     12,979              12,894
9/30/13     12,205                            12,206                     14,738              14,573
3/31/14     13,654                            13,676                     16,308              16,052
9/30/14     13,265                            13,307                     15,615              15,421
3/31/15     13,038                            13,119                     15,515              15,259
9/30/15     12,217                            12,257                     14,354              13,982
3/31/16     12,548                            12,658                     14,358              13,971
9/30/16     12,691                            12,797                     14,670              14,330
3/31/17     13,324                            13,489                     15,673              15,335
9/30/17     15,093                            15,282                     17,944              17,526
3/31/18     15,470                            15,682                     17,994              17,558
9/30/18     15,204                            15,447                     17,891              17,474
3/31/19     14,985                            15,251                     17,286              16,904
9/30/19     15,562                            15,827                     17,748              17,342
3/31/20     11,810                            12,271                     14,678              14,283
9/30/20     13,127                            13,478                     17,917              17,205
3/31/21     18,121                            18,712                     21,533              20,703
9/30/21     18,404                            19,056                     22,788              21,896
3/31/22     17,856                            18,599                     22,113              21,432


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the
"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE
EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the FTSE
Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The
FTSE Index is modified market cap weighted based on free float market capitalization and includes the securities of listed real estate companies or real estate investment trusts ("REITs") that are publicly traded on an official stock exchange located in North America, Europe or Asia and provide an audited annual report in English.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                   3/31/22    3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                 5.56%     14.57%     6.67%     7.00%       3.60%      38.11%     96.73%      67.55%
Market Price                        5.29%     14.36%     6.61%     7.00%       3.58%      37.74%     96.77%      67.18%

INDEX PERFORMANCE
FTSE EPRA/NAREIT
   Developed Index                  6.21%     15.37%     7.49%     7.83%       4.45%      43.52%    112.60%      88.80%
S&P Global REIT Index               8.07%     18.97%     7.10%     7.48%       4.35%      40.93%    105.76%      86.22%
MSCI World REIT Index               8.06%     20.41%     9.25%     8.61%       4.73%      55.67%    128.32%      96.38%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
The Fund has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock
Exchange Group plc and its group undertakings, including FTSE International
Limited (collectively, the "LSE Group"), European Public Real Estate Association
("EPRA"), or the National Association of Real Estate Investments Trusts
("Nareit") (and together the "Licensor Parties"). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE Index vest in the
Licensor Parties. "FTSE(R)" and "FTSE Russell(R)" are trademarks of the relevant
LSE Group company and are used by any other LSE Group company under license.
"Nareit(R)" is a trademark of Nareit, "EPRA(R)" is a trademark of EPRA and all are used by the LSE Group under license. The FTSE Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The
Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Index or (b)
investment in or operation of the Fund. The Licensor Parties make no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the FTSE Index for the purpose to which it is being put by First Trust.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
(CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                   99.9%
Health Care                                    0.1
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prologis, Inc.                                 6.0%
Equinix, Inc.                                  3.4
Public Storage                                 3.0
Simon Property Group, Inc.                     2.2
Welltower, Inc.                                2.1
Digital Realty Trust, Inc.                     2.0
Realty Income Corp.                            2.0
Vonovia SE                                     1.8
AvalonBay Communities, Inc.                    1.8
Alexandria Real Estate Equities, Inc.          1.7
                                             ------
   Total                                      26.0%
                                             ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       SEPTEMBER 30, 2011 - MARCH 31, 2022

            First Trust FTSE EPRA/ NAREIT Developed    FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real Estate Index Fund             Developed Index      REIT Index     REIT Index
            --------------------------------------     ----------------     ----------     ----------
9/30/11     $10,000                                    $10,000              $10,000        $10,000
3/31/12      12,146                                     12,121               12,098         12,055
9/30/12      13,022                                     13,059               12,880         12,960
3/31/13      14,620                                     14,697               14,397         14,185
9/30/13      14,327                                     14,489               13,742         13,500
3/31/14      14,770                                     14,998               14,561         14,191
9/30/14      15,167                                     15,461               15,076         14,862
3/31/15      17,007                                     17,406               17,135         16,760
9/30/15      15,618                                     16,014               15,696         15,605
3/31/16      17,095                                     17,627               17,605         17,632
9/30/16      17,951                                     18,552               18,351         18,337
3/31/17      17,299                                     17,955               17,665         17,681
9/30/17      18,071                                     18,835               18,165         18,295
3/31/18      17,908                                     18,699               17,622         17,949
9/30/18      18,791                                     19,703               18,683         18,875
3/31/19      20,322                                     21,395               20,077         20,929
9/30/19      21,269                                     22,482               21,500         22,718
3/31/20      15,471                                     16,428               15,383         17,411
9/30/20      17,414                                     18,547               17,506         20,052
3/31/21      20,850                                     22,334               20,928         22,857
9/30/21      22,635                                     24,263               23,035         25,470
3/31/22      23,894                                     25,770               24,894         27,523


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones Global Select
Dividend Index (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the Select Dividend
Index.

The Index is compiled and maintained by S&P Dow Jones Indices LLC. The Select
Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World
Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated
annual dividend (not including any special dividends) divided by its unadjusted price.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                     Ended     Ended     Ended     Ended     (11/21/07)    Ended     Ended     (11/21/07)
                                    3/31/22   3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                  3.73%     6.51%     6.42%      6.10%      3.95%      36.49%     80.74%      74.43%
Market Price                         3.78%     6.25%     6.42%      6.06%      3.95%      36.48%     80.15%      74.37%

INDEX PERFORMANCE
Dow Jones Global Select
   Dividend Index                    4.13%     7.13%     6.79%      6.37%      4.19%      38.90%     85.42%      80.21%
Dow Jones World Developed
   Markets Index                     1.19%     8.41%    12.20%     10.98%      7.25%      77.80%    183.40%     173.30%
MSCI World Index                     2.21%    10.12%    12.42%     10.88%      6.97%      79.58%    180.98%     162.99%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
The Select Dividend Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by First Trust. S&P(R) is a registered trademark of Standard & Poor's Financial Services LLC ("S&P"); Dow
Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow
Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Select Dividend Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    44.6%
Materials                                     11.7
Communication Services                         9.4
Industrials                                    7.8
Consumer Discretionary                         6.6
Utilities                                      6.4
Consumer Staples                               5.1
Real Estate                                    4.9
Energy                                         3.5
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Fortescue Metals Group Ltd.                    2.8%
AP Moller - Maersk A/S, Class A                1.9
Rio Tinto PLC                                  1.6
Mitsui OSK Lines Ltd.                          1.6
Lumen Technologies, Inc.                       1.6
Samsung Securities Co., Ltd.                   1.4
Enagas S.A.                                    1.4
Mapfre S.A.                                    1.4
Jupiter Fund Management PLC                    1.4
PCCW Ltd.                                      1.3
                                             ------
   Total                                      16.4%
                                             ======


                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             SEPTEMBER 30, 2011 - MARCH 31, 2022

            First Trust Dow Jones Global      Dow Jones Global            Dow Jones World Developed     MSCI World
            Select Dividend Index Fund        Select Dividend Index       Markets Index(SM)             Index
            ----------------------------      -----------------------     -------------------------     ----------
9/30/11     $10,000                           $10,000                     $10,000                       $10,000
3/31/12      11,311                            11,211                      12,018                        12,003
9/30/12      11,758                            11,675                      12,166                        12,159
3/31/13      12,367                            12,274                      13,529                        13,426
9/30/13      13,450                            13,370                      14,774                        14,616
3/31/14      14,788                            14,719                      16,197                        15,984
9/30/14      14,601                            14,527                      16,544                        16,399
3/31/15      14,173                            14,114                      17,176                        16,948
9/30/15      12,482                            12,371                      15,776                        15,565
3/31/16      13,276                            13,244                      16,615                        16,363
9/30/16      14,189                            14,105                      17,662                        17,332
3/31/17      14,978                            14,965                      19,154                        18,779
9/30/17      16,196                            16,180                      20,954                        20,480
3/31/18      16,345                            16,292                      21,910                        21,318
9/30/18      16,562                            16,558                      23,301                        22,783
3/31/19      15,686                            15,682                      22,625                        22,188
9/30/19      16,030                            16,024                      23,578                        23,200
3/31/20      11,601                            11,627                      20,088                        19,882
9/30/20      13,405                            13,488                      25,962                        25,612
3/31/21      19,184                            19,402                      31,414                        30,624
9/30/21      19,708                            19,963                      33,655                        32,996
3/31/22      20,443                            20,787                      34,055                        33,725


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

First Trust Global Wind Energy ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Global Wind Energy
Index(TM) (the "Index"). The shares of the Fund are listed and trade on the NYSE
Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least
90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (6/16/08)     Ended     Ended     (6/16/08)
                                   3/31/22    3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                 -5.51%    -10.65%   11.72%     12.23%      -1.03%      74.03%   216.97%     -13.28%
Market Price                        -5.14%    -11.10%   11.73%     12.34%      -1.01%      74.10%   220.17%     -13.07%

INDEX PERFORMANCE
ISE Clean Edge Global Wind
   Energy Index(TM)                 -4.61%    -9.38%    12.68%     13.21%      -0.17%      81.67%   245.70%      -2.25%
Russell 3000(R) Index                3.51%    11.92%    15.40%     14.28%      11.18%     104.64%   280.04%     331.01%
MSCI World Index                     2.21%    10.12%    12.42%     10.88%       7.54%      79.58%   180.98%     172.61%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Nasdaq(R), Clean Edge(R), and ISE Clean Edge Global Wind Energy Index(TM) are
registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                     66.9%
Industrials                                   30.3
Materials                                      2.4
Energy                                         0.4
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Orsted A/S                                     7.7%
China Longyuan Power Group Corp., Ltd.,
   Class H                                     7.5
Northland Power, Inc.                          7.3
Vestas Wind Systems A/S                        7.2
EDP Renovaveis S.A.                            6.5
Innergex Renewable Energy, Inc.                3.3
Boralex, Inc., Class A                         3.2
Siemens Gamesa Renewable Energy S.A.           3.0
Duke Energy Corp.                              2.2
NextEra Energy, Inc.                           2.2
                                             ------
   Total                                      50.1%
                                             ======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  SEPTEMBER 30, 2011 - MARCH 31, 2022

            First Trust Global     ISE Clean Edge Global     Russell 3000(R)     MSCI World
            Wind Energy ETF        Wind Energy Index(TM)     Index               Index
            ------------------     ---------------------     ---------------     ----------
9/30/11     $10,000                $10,000                   $10,000             $10,000
3/31/12       9,705                  9,691                    12,655              12,003
9/30/12       8,386                  8,424                    13,021              12,159
3/31/13       9,624                  9,667                    14,499              13,426
9/30/13      13,135                 13,272                    15,833              14,617
3/31/14      15,298                 15,519                    17,777              15,985
9/30/14      14,734                 14,977                    18,645              16,399
3/31/15      14,180                 14,486                    19,974              16,948
9/30/15      13,648                 13,965                    18,552              15,565
3/31/16      15,460                 15,962                    19,906              16,363
9/30/16      17,799                 18,406                    21,327              17,332
3/31/17      17,676                 18,443                    23,500              18,779
9/30/17      18,904                 19,740                    25,314              20,480
3/31/18      19,248                 20,068                    26,744              21,318
9/30/18      18,351                 19,263                    29,763              22,783
3/31/19      19,390                 20,403                    29,087              22,188
9/30/19      19,743                 20,891                    30,632              23,200
3/31/20      18,475                 19,679                    26,435              19,882
9/30/20      26,737                 28,531                    35,227              25,612
3/31/21      34,427                 36,973                    42,963              30,624
9/30/21      32,555                 35,121                    46,464              32,996
3/31/22      30,762                 33,502                    48,094              33,726


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

First Trust Global Engineering and Construction ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the
Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (10/13/08)    Ended     Ended     (10/13/08)
                                   3/31/22    3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                  1.48%     0.24%     2.94%      4.79%       6.32%      15.61%    59.62%     128.32%
Market Price                         1.29%    -0.18%     2.93%      4.75%       6.32%      15.51%    59.10%     128.10%

INDEX PERFORMANCE
ISE Global Engineering and
   Construction(TM) Index            2.21%     1.66%     4.13%      6.02%       7.86%      22.41%    79.44%     176.97%
Russell 3000(R) Index                3.51%    11.92%    15.40%     14.28%      14.05%     104.64%   280.04%     486.79%
MSCI World Industrials Index        -0.73%     1.46%     9.34%      9.77%      10.48%      56.29%   153.92%     282.66%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Nasdaq(R) and the ISE Global Engineering and Construction(TM) Index are
registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY
WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   99.3%
Utilities                                      0.6
Energy                                         0.1
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Quanta Services, Inc.                          3.7%
Vinci S.A.                                     3.6
AECOM                                          3.5
KBR, Inc.                                      3.5
Fluor Corp.                                    3.3
Eiffage S.A.                                   3.2
Jacobs Engineering Group, Inc.                 3.1
Bouygues S.A.                                  3.1
ACS Actividades de Construccion y
   Servicios S.A.                              3.0
Taisei Corp.                                   2.9
                                             ------
   Total                                      32.9%
                                             ======


                                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                              SEPTEMBER 30, 2011 - MARCH 31, 2022

            First Trust Global Engineering     ISE Global Engineering and     Russell 3000(R)     MSCI World
            and Construction ETF               Construction(TM) Index         Index               Industrials Index
            ------------------------------     --------------------------     ---------------     -----------------
9/30/11     $10,000                            $10,000                        $10,000             $10,000
3/31/12      12,202                             12,135                         12,655              12,357
9/30/12      11,793                             11,811                         13,021              12,092
3/31/13      13,006                             13,047                         14,499              13,893
9/30/13      14,745                             14,922                         15,833              15,500
3/31/14      16,153                             16,413                         17,777              16,899
9/30/14      15,049                             15,358                         18,645              16,766
3/31/15      14,661                             15,188                         19,974              17,356
9/30/15      13,967                             14,510                         18,552              15,598
3/31/16      14,822                             15,513                         19,906              17,224
9/30/16      15,700                             16,462                         21,327              18,393
3/31/17      16,848                             17,788                         23,500              20,076
9/30/17      18,588                             19,707                         25,314              22,375
3/31/18      18,720                             19,808                         26,744              23,116
9/30/18      18,900                             20,157                         29,763              24,024
3/31/19      16,708                             17,907                         29,087              23,003
9/30/19      15,943                             17,150                         30,632              23,932
3/31/20      12,306                             13,459                         26,435              18,978
9/30/20      14,745                             16,120                         35,227              24,881
3/31/21      19,432                             21,419                         42,963              30,925
9/30/21      19,193                             21,306                         46,464              31,607
3/31/22      19,477                             21,777                         48,095              31,376


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the
"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq
Clean Edge Smart Grid Infrastructure Index(TM) (the "Index"). The shares of the
Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol
"GRID." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. and Nasdaq, Inc. serve as index providers to the Index.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (11/16/09)    Ended     Ended     (11/16/09)
                                   3/31/22    3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                  1.88%    10.31%    18.81%     14.08%      10.82%     136.76%   273.24%     256.56%
Market Price                         1.61%     9.82%    18.87%     14.08%      10.81%     137.37%   273.19%     255.87%

INDEX PERFORMANCE
Nasdaq Clean Edge Smart Grid
   Infrastructure Index(TM)          2.49%    11.54%    19.91%     15.07%      11.78%     147.95%   306.87%     296.38%
Russell 3000(R) Index                3.51%    11.92%    15.40%     14.28%      14.14%     104.64%   280.04%     413.26%
S&P Composite 1500(R)
   Industrials Index                 5.51%     5.61%    11.52%     12.88%      13.38%      72.47%   235.91%     372.96%
MSCI World Industrials Index        -0.73%     1.46%     9.34%      9.77%       9.84%      56.29%   153.92%     219.25%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Nasdaq(R), Clean Edge(R), and Nasdaq Clean Edge Smart Grid Infrastructure
Index(TM) are registered trademarks and service marks of Nasdaq, Inc. and Clean
Edge, Inc. respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS
MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
(CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   51.7%
Information Technology                        25.2
Utilities                                     13.0
Consumer Discretionary                        10.1
Materials                                      0.0*
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Schneider Electric SE                          8.3%
Johnson Controls International PLC             7.8
Eaton Corp. PLC                                7.6
ABB Ltd.                                       7.4
Aptiv PLC                                      7.2
Enphase Energy, Inc.                           4.7
Quanta Services, Inc.                          4.7
Samsung SDI Co., Ltd.                          4.1
Terna Rete Elettrica Nazionale S.p.A.          4.0
SolarEdge Technologies, Inc.                   3.9
                                             ------
   Total                                      59.7%
                                             ======


                                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               SEPTEMBER 30, 2011 - MARCH 31, 2022

            First Trust NASDAQ(R)         NASDAQ                       Russell                             MSCI World
            Clean Edge(R) Smart Grid      Clean Edge Smart Grid        3000(R)     S&P Composite 1500(R)   Industrials
            Infrastructure Index Fund     Infrastructure Index(TM)     Index       Industrials Index       Index
            -------------------------     ------------------------     -------     -------------------     -----------
9/30/11     $10,000                       $10,000                      $10,000     $10,000                 $10,000
3/31/12      11,706                        11,679                       12,655      13,107                  12,357
9/30/12      12,082                        12,113                       13,021      13,035                  12,092
3/31/13      13,474                        13,565                       14,499      15,241                  13,892
9/30/13      14,310                        14,486                       15,833      17,041                  15,500
3/31/14      16,481                        16,753                       17,777      19,330                  16,900
9/30/14      15,195                        15,503                       18,645      19,643                  16,766
3/31/15      15,418                        15,787                       19,974      20,939                  17,356
9/30/15      13,679                        14,025                       18,552      18,939                  15,598
3/31/16      15,073                        15,558                       19,906      21,390                  17,225
9/30/16      17,197                        17,777                       21,327      22,682                  18,395
3/31/17      18,458                        19,165                       23,500      25,526                  20,078
9/30/17      21,793                        22,691                       25,314      27,895                  22,377
3/31/18      22,100                        23,034                       26,744      29,187                  23,118
9/30/18      21,433                        22,451                       29,763      31,236                  24,027
3/31/19      19,721                        20,725                       29,087      30,005                  23,006
9/30/19      22,575                        23,902                       30,632      31,478                  23,935
3/31/20      19,613                        20,914                       26,435      24,150                  18,980
9/30/20      28,917                        30,917                       35,227      31,868                  24,883
3/31/21      39,619                        42,607                       42,963      41,687                  30,927
9/30/21      42,889                        46,364                       46,464      41,726                  31,607
3/31/22      43,695                        47,518                       48,095      44,028                  31,376


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

First Trust Indxx Global Natural Resources Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Indxx Global Natural
Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the
Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The
Index is a free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                   3/31/22    3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                 31.75%    33.78%    13.76%     -2.58%      -1.38%      90.56%   -23.02%      -15.44%
Market Price                        31.63%    33.45%    13.72%     -2.56%      -1.36%      90.16%   -22.85%      -15.22%

INDEX PERFORMANCE
Indxx Global Natural Resources
   Income Index*                    32.79%    35.90%    15.08%      N/A         N/A       101.85%     N/A         N/A
MSCI ACWI Materials Index           10.09%    10.88%    11.61%      5.96%       5.37%      73.16%    78.40%       87.85%
MSCI ACWI Index                      0.96%     7.28%    11.64%     10.00%       9.50%      73.43%   159.26%      198.64%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural
Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     67.1%
Energy                                        14.1
Consumer Staples                               9.8
Utilities                                      9.0
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
BHP Group Ltd., ADR                           10.3%
Vale S.A., ADR                                 9.9
Rio Tinto PLC, ADR                             9.6
Nutrien Ltd.                                   9.1
Archer-Daniels-Midland Co.                     4.7
Fortescue Metals Group Ltd.                    4.5
Petroleo Brasileiro S.A., ADR                  4.5
Tyson Foods, Inc., Class A                     4.2
Veolia Environnement S.A.                      4.0
Coterra Energy, Inc.                           4.0
                                             ------
   Total                                      64.8%
                                             ======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         SEPTEMBER 30, 2011 - MARCH 31, 2022

            First Trust Indxx Global         MSCI ACWI           MSCI ACWI
            Natural Resources Income ETF     Materials Index     Index
            ----------------------------     ---------------     ---------
9/30/11     $10,000                          $10,000             $10,000
3/31/12      12,328                           11,575              11,991
9/30/12      11,382                           11,066              12,098
3/31/13      10,388                           11,083              13,253
9/30/13       9,075                           11,109              14,243
3/31/14       9,010                           11,653              15,451
9/30/14       8,860                           11,333              15,856
3/31/15       6,947                           10,831              16,289
9/30/15       4,652                            8,663              14,800
3/31/16       4,349                            9,485              15,581
9/30/16       4,661                           10,746              16,569
3/31/17       4,980                           11,927              17,924
9/30/17       5,382                           13,300              19,659
3/31/18       5,735                           13,812              20,571
9/30/18       5,982                           13,914              21,581
3/31/19       5,902                           13,394              21,121
9/30/19       5,717                           13,242              21,879
3/31/20       4,277                           10,545              18,745
9/30/20       5,043                           14,794              24,164
3/31/21       7,096                           18,624              28,980
9/30/21       7,203                           18,759              30,794
3/31/22       9,490                           20,652              31,090


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

First Trust Indxx Global Agriculture ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the
"Index"). The shares of the Fund are listed and traded on The Nasdaq Stock
Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The
Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is composed of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                   3/31/22    3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                 13.63%    12.38%     8.26%     -8.68%     -10.43%     48.69%    -59.69%     -73.49%
Market Price                        14.40%    12.69%     8.31%     -8.73%     -10.41%     49.06%    -59.90%     -73.41%

INDEX PERFORMANCE
Indxx Global Agriculture Index*     14.38%    14.15%     9.40%      N/A         N/A       56.70%      N/A         N/A
MSCI ACWI Index                      0.96%     7.28%    11.64%     10.00%       9.50%     73.43%    159.26%     198.64%
MSCI ACWI Materials Index           10.09%    10.88%    11.61%      5.96%       5.37%     73.16%     78.40%      87.85%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global
Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     55.4%
Industrials                                   26.8
Health Care                                    9.8
Consumer Staples                               6.0
Consumer Discretionary                         2.0
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deere & Co.                                   10.4%
Bayer AG                                       9.8
Nutrien Ltd.                                   8.3
BASF SE                                        7.7
Corteva, Inc.                                  4.7
Industries Qatar QSC                           4.0
Mosaic (The) Co.                               3.7
Kubota Corp.                                   3.4
Wilmar International Ltd.                      3.4
CNH Industrial N.V.                            3.3
                                             ------
   Total                                      58.7%
                                             ======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      SEPTEMBER 30, 2011 - MARCH 31, 2022

            First Trust Indxx          MSCI ACWI     MSCI ACWI
            Global Agriculture ETF     Index         Materials Index
            ----------------------     ---------     ---------------
9/30/11     $10,000                    $10,000       $10,000
3/31/12      10,249                     11,991        11,575
9/30/12       7,592                     12,098        11,066
3/31/13       7,274                     13,253        11,083
9/30/13       6,845                     14,243        11,109
3/31/14       6,801                     15,451        11,653
9/30/14       6,117                     15,856        11,333
3/31/15       5,062                     16,289        10,831
9/30/15       2,985                     14,800         8,663
3/31/16       2,308                     15,581         9,485
9/30/16       2,420                     16,569        10,746
3/31/17       2,779                     17,924        11,927
9/30/17       3,076                     19,659        13,300
3/31/18       3,034                     20,571        13,812
9/30/18       3,029                     21,581        13,914
3/31/19       2,712                     21,121        13,394
9/30/19       2,723                     21,879        13,241
3/31/20       1,944                     18,744        10,544
9/30/20       2,638                     24,163        14,792
3/31/21       3,679                     28,979        18,622
9/30/21       3,637                     30,794        18,759
3/31/22       4,133                     31,090        20,652


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India,
China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (4/12/10)     Ended     Ended     (4/12/10)
                                   3/31/22    3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                 -7.73%    -15.31%    5.96%      3.20%      1.77%      33.57%     37.08%      23.32%
Market Price                        -8.61%    -16.87%    5.83%      2.99%      1.67%      32.74%     34.24%      21.91%

INDEX PERFORMANCE
ISE BICK(TM) Index                  -7.16%    -14.09%    7.22%      4.23%      2.75%      41.68%     51.35%      38.32%
MSCI ACWI Index                      0.96%      7.28%   11.64%     10.00%      9.19%      73.43%    159.26%     186.35%
MSCI Emerging Markets Index         -8.20%    -11.37%    5.98%      3.36%      3.20%      33.67%     39.14%      45.75%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Nasdaq(R) and ISE BICK(TM) Index are registered trademarks and service marks of
Nasdaq, Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        21.2%
Financials                                    17.7
Information Technology                        16.6
Communication Services                        10.3
Health Care                                    7.3
Materials                                      6.5
Industrials                                    5.7
Utilities                                      5.4
Energy                                         5.3
Consumer Staples                               3.4
Real Estate                                    0.6
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Infosys Ltd., ADR                              2.3%
Reliance Industries Ltd., GDR                  2.3
Wipro Ltd., ADR                                2.2
Dr. Reddy's Laboratories Ltd., ADR             2.2
ReNew Energy Global PLC, Class A               2.1
WNS (Holdings) Ltd., ADR                       2.1
Azure Power Global Ltd.                        2.1
State Bank of India, GDR                       2.0
HDFC Bank Ltd., ADR                            2.0
ICICI Bank Ltd., ADR                           2.0
                                             ------
   Total                                      21.3%
                                             ======


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           SEPTEMBER 30, 2011 - MARCH 31, 2022

            First Trust BICK     ISE BICK(TM)     MSCI ACWI     MSCI Emerging
            Index Fund           Index            Index         Markets Index
            ----------------     ------------     ---------     -------------
9/30/11     $10,000              $10,000          $10,000       $10,000
3/31/12      11,859               11,724           11,991        11,913
9/30/12      10,978               10,924           12,098        11,693
3/31/13      11,178               11,116           13,253        12,119
9/30/13      11,054               11,098           14,243        11,808
3/31/14      11,611               11,709           15,451        11,972
9/30/14      11,930               12,100           15,856        12,316
3/31/15      11,201               11,443           16,289        12,024
9/30/15       9,049                9,189           14,800         9,940
3/31/16       9,732                9,971           15,581        10,577
9/30/16      11,220               11,491           16,569        11,608
3/31/17      12,171               12,525           17,924        12,397
9/30/17      14,264               14,767           19,659        14,214
3/31/18      15,307               15,820           20,571        15,466
9/30/18      13,293               13,939           21,581        14,099
3/31/19      13,823               14,575           21,121        14,340
9/30/19      13,058               13,800           21,878        13,817
3/31/20      10,518               11,231           18,744        11,807
9/30/20      14,895               15,907           24,165        15,273
3/31/21      19,194               20,655           28,981        18,699
9/30/21      17,619               19,114           30,794        18,054
3/31/22      16,257               17,745           31,090        16,574


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG)

The First Trust Indxx NextG ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx 5G & NextG Thematic Index(SM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "NXTG." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The
Index is designed to track the performance of companies that have devoted, or have committed to devote, material resources to the research, development and application of fifth generation (5G) and next generation digital cellular technologies as they emerge.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (2/17/11)     Ended     Ended     (2/17/11)
                                   3/31/22    3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                 0.70%      6.47%    11.81%     12.04%       9.98%      74.75%   211.59%     187.86%
Market Price                        0.75%      5.99%    11.79%     12.04%       9.98%      74.59%   211.72%     187.88%

INDEX PERFORMANCE
Indxx 5G & NextG Thematic
   IndexSM (1) (2)                  1.54%      8.09%      N/A       N/A         N/A         N/A       N/A         N/A
MSCI ACWI Information
   Technology Index                 1.02%     12.27%    23.63%     18.12%      16.94%     188.82%   428.64%     469.50%
MSCI ACWI Index                     0.96%      7.28%    11.64%     10.00%       8.82%      73.43%   159.26%     155.80%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On May 30, 2019, the Fund's underlying index changed from the Nasdaq CTA
      Smartphone Index(SM) to the Indxx 5G & NextG Thematic Index(SM).
      Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        58.7%
Communication Services                        31.6
Real Estate                                    6.2
Consumer Discretionary                         2.3
Industrials                                    1.2
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Advanced Micro Devices, Inc.                   2.2%
Amdocs Ltd.                                    1.5
Juniper Networks, Inc.                         1.5
Hewlett Packard Enterprise Co.                 1.4
Arista Networks, Inc.                          1.4
Broadcom, Inc.                                 1.4
Infosys Ltd., ADR                              1.4
Nippon Telegraph & Telephone Corp.             1.4
International Business Machines Corp.          1.4
Tata Consultancy Services Ltd.                 1.4
                                             ------
   Total                                      15.0%
                                             ======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         SEPTEMBER 30, 2011 - MARCH 31, 2022

            First Trust Indxx         MSCI ACWI Information     MSCI ACWI
            NextG ETF                 Technology Index          Index
            ---------------------     ---------------------     ---------
9/30/11     $10,000                   $10,000                   $10,000
3/31/12      12,312                    12,841                    11,991
9/30/12      10,403                    12,594                    12,098
3/31/13      12,024                    12,842                    13,253
9/30/13      14,628                    14,012                    14,243
3/31/14      16,151                    15,919                    15,451
9/30/14      16,992                    17,285                    15,856
3/31/15      18,554                    18,457                    16,289
9/30/15      16,253                    17,078                    14,800
3/31/16      17,457                    18,815                    15,581
9/30/16      19,438                    20,984                    16,569
3/31/17      21,955                    23,504                    17,924
9/30/17      24,043                    27,276                    19,659
3/31/18      25,231                    30,377                    20,571
9/30/18      24,091                    33,506                    21,581
3/31/19      23,744                    32,993                    21,121
9/30/19      24,518                    35,623                    21,879
3/31/20      22,821                    35,206                    18,744
9/30/20      29,168                    51,577                    24,163
3/31/21      36,037                    60,453                    28,979
9/30/21      38,098                    67,195                    30,794
3/31/22      38,365                    67,880                    31,090


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

The First Trust S-Network Future Vehicles & Technology ETF (the "Fund"),
formerly First Trust NASDAQ Global Auto Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S-Network Electric & Future Vehicle
Ecosystem Index (the "Index"). The shares of the Fund are listed and trade on
The Nasdaq Stock Market LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by S-Network
Global Indexes, Inc. To be eligible for inclusion in the Index a company must be listed on a major recognized stock exchange and engaged in one of the following sectors: (a) electric and autonomous vehicle manufacturing; (b) enabling technologies; or (c) enabling materials.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended      (5/9/11)     Ended     Ended      (5/9/11)
                                   3/31/22    3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                  0.96%     3.04%    12.25%      9.60%      8.08%      78.20%    150.13%     133.24%
Market Price                         0.69%     2.46%    12.22%      9.56%      8.09%      78.01%    149.16%     133.50%

INDEX PERFORMANCE
S-Network Electric & Future
   Vehicle Ecosystem Index(1)(2)    -0.77%      N/A       N/A       N/A         N/A         N/A       N/A         N/A
MSCI ACWI Index                      0.96%     7.28%    11.64%     10.00%      8.92%      73.43%    159.26%     153.62%
MSCI World Index                     2.21%    10.12%    12.42%     10.88%      9.83%      79.58%    180.98%     177.63%
Nasdaq Global Auto Index(SM) (1)    -8.28%    -5.84%    11.07%      9.49%      8.12%      69.07%    147.56%     134.17%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On January 26, 2022, the Fund's underlying index changed from the Nasdaq
      Global Auto Index(SM) to the S-Network Electric & Future Vehicle Ecosystem
      Index. Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

-----------------------------
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of S-Network Global Indexes, Inc. and have been licensed for use by First
Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. or its affiliates (collectively,
"S-Network"). S-Network makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        49.8%
Consumer Discretionary                        30.4
Materials                                      8.8
Communication Services                         5.9
Industrials                                    5.1
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tesla, Inc.                                    5.3%
NVIDIA Corp.                                   5.2
Apple, Inc.                                    5.1
Alphabet, Inc., Class A                        5.1
Intel Corp.                                    4.6
Samsung Electronics Co., Ltd.                  4.4
Toyota Motor Corp.                             4.3
QUALCOMM, Inc.                                 4.2
Taiwan Semiconductor Manufacturing
   Co., Ltd., ADR                              3.8
Advanced Micro Devices, Inc.                   3.0
                                             ------
   Total                                      45.0%
                                             ======


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             SEPTEMBER 30, 2011 - MARCH 31, 2022

           First Trust S-Network
           Future Vehicles &          MSCI ACWI      MSCI World     Nasdaq Global
           Technology ETF             Index          Index          Auto Index(SM)
           ----------------------     ----------     ----------     --------------
9/30/11    $10,000                    $10,000        $10,000        $10,000
3/31/12     12,358                     11,991         12,003         12,258
9/30/12     10,977                     12,098         12,159         10,935
3/31/13     13,532                     13,253         13,426         13,478
9/30/13     17,502                     14,243         14,616         17,598
3/31/14     18,017                     15,451         15,984         18,191
9/30/14     17,343                     15,856         16,398         17,565
3/31/15     18,600                     16,289         16,947         18,919
9/30/15     15,542                     14,800         15,564         15,818
3/31/16     15,673                     15,581         16,362         16,090
9/30/16     15,891                     16,569         17,331         16,261
3/31/17     17,350                     17,924         18,778         17,947
9/30/17     19,619                     19,659         20,479         20,368
3/31/18     20,147                     20,571         21,317         20,873
9/30/18     18,134                     21,581         22,781         18,990
3/31/19     16,551                     21,121         22,186         17,397
9/30/19     16,505                     21,879         23,200         17,441
3/31/20     12,452                     18,744         19,883         13,259
9/30/20     20,355                     24,163         25,613         21,750
3/31/21     30,000                     28,979         30,626         32,225
9/30/21     30,620                     30,793         32,996         33,082
3/31/22     30,913                     31,090         33,725         30,343


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 25


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

The First Trust Cloud Computing ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE CTA Cloud Computing Index(TM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking companies involved in the cloud computing industry. To be eligible for inclusion in the
Index, a security must be issued by a "cloud computing" company as classified by the Consumer Technology Association ("CTA"). A cloud computing company is a company engaged in one or more of the following activities:
Infrastructure-as-a-Service, Platform-as-a-Service or Software-as-a-Service.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended      (7/5/11)     Ended     Ended      (7/5/11)
                                   3/31/22    3/31/22   3/31/22   3/31/22    to 3/31/22   3/31/22   3/31/22    to 3/31/22
FUND PERFORMANCE
NAV                                -13.54%    -4.71%    19.20%     15.97%      15.42%     140.67%   340.16%     366.73%
Market Price                       -13.47%    -4.68%    19.21%     15.98%      15.43%     140.70%   340.45%     367.04%

INDEX PERFORMANCE
ISE CTA Cloud Computing
   Index(TM) (1)                   -13.23%    -4.10%    19.99%     16.63%      16.08%     148.73%   365.83%     395.70%
S&P 500(R) Index                     5.92%    15.65%    15.99%     14.64%      14.29%     109.94%   291.97%     319.47%
S&P Composite 1500(R) Information
   Technology Index                  6.62%    19.84%    26.17%     20.23%      20.51%     219.74%   531.17%     640.89%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On June 24, 2019, the Fund's underlying index changed its methodology and changed its name from "ISE Cloud Computing(TM) Index" to "ISE CTA Cloud
      Computing Index(TM)."

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        86.2%
Consumer Discretionary                         6.9
Communication Services                         6.4
Health Care                                    0.5
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Pure Storage, Inc., Class A                    4.5%
Arista Networks, Inc.                          3.7
Oracle Corp.                                   3.6
Amazon.com, Inc.                               3.5
Alibaba Group Holding Ltd., ADR                3.4
Microsoft Corp.                                3.4
Alphabet, Inc., Class A                        3.4
Rackspace Technology, Inc.                     3.3
DigitalOcean Holdings, Inc.                    3.2
VMware, Inc., Class A                          3.2
                                             ------
   Total                                      35.2%
                                             ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       SEPTEMBER 30, 2011 - MARCH 31, 2022

            First Trust Cloud     ISE CTA Cloud           S&P 500(R)     S&P Composite 1500(R)
            Computing ETF         Computing Index(TM)     Index          Information Technology Index
            -----------------     -------------------     ----------     ----------------------------
9/30/11     $10,000               $10,000                 $10,000        $10,000
3/31/12      13,419                13,454                  12,589         13,211
9/30/12      12,483                12,561                  13,020         13,161
3/31/13      13,327                13,454                  14,347         13,147
9/30/13      15,456                15,648                  15,538         14,313
3/31/14      16,944                17,211                  17,482         16,493
9/30/14      17,186                17,514                  18,604         18,179
3/31/15      18,413                18,821                  19,707         19,417
9/30/15      17,708                18,149                  18,489         18,623
3/31/16      18,714                19,278                  20,059         20,793
9/30/16      21,656                22,376                  21,343         22,874
3/31/17      24,538                25,200                  23,503         26,081
9/30/17      26,638                27,440                  25,315         29,425
3/31/18      30,836                31,863                  26,793         33,083
9/30/18      36,177                37,512                  29,850         38,370
3/31/19      37,049                38,559                  29,337         38,017
9/30/18      36,382                38,027                  31,121         41,587
3/31/20      35,243                36,928                  27,290         41,450
9/30/20      50,768                53,365                  35,834         60,268
3/31/21      61,983                65,361                  42,668         69,585
9/30/21      68,315                72,242                  46,586         78,206
3/31/22      59,065                62,670                  49,344         83,383


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS]

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 27


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

First Trust International Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX(R) International Index (the "Index").
The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R)
Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 companies domiciled outside the United States ranked quarterly by market capitalization in the IPOX(R)
Global Composite Index (the "Base Index") and represents, on average, 25% of the total market capitalization of the Base Index, a fully market capitalization-weighted index constructed and managed to provide a broad and objective view of global aftermarket performance of initial public offerings and spin-offs in all world countries (both developed and emerging market countries).


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended    (11/4/14)     Ended    (11/4/14)
                                                         3/31/22    3/31/22   3/31/22   to 3/31/22   3/31/22   to 3/31/22
FUND PERFORMANCE
NAV                                                      -23.48%    -24.82%   12.12%      7.91%      77.21%      75.67%
Market Price                                             -23.28%    -25.24%   12.16%      7.91%      77.47%      75.67%

INDEX PERFORMANCE
IPOX(R) International Index                              -22.68%    -23.72%   13.28%      8.89%      86.55%      87.88%
MSCI ACWI ex USA Index                                    -3.72%     -1.48%    6.76%      5.10%      38.71%      44.47%
MSCI World ex USA Index                                   -1.82%      3.04%    7.14%      5.47%      41.15%      48.29%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
IPOX(R) and the Index are registered international trademarks and service marks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by First Trust.
The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                   19.2%
Financials                                    17.9
Consumer Discretionary                        15.1
Information Technology                        12.5
Energy                                        11.7
Communication Services                         9.4
Utilities                                      5.4
Industrials                                    4.6
Consumer Staples                               2.3
Materials                                      1.9
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Saudi Arabian Oil Co.                         10.0%
Adyen N.V.                                     8.6
China Merchants Bank Co., Ltd., Class H        6.0
SoftBank Corp.                                 5.8
Siemens Healthineers AG                        5.6
BioNTech SE, ADR                               5.0
Meituan, Class B                               4.2
Macquarie Group Ltd.                           3.7
Prosus N.V.                                    3.6
Gulf Energy Development PCL                    2.9
                                             ------
   Total                                      55.4%
                                             ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      NOVEMBER 4, 2014 - MARCH 31, 2022

            First Trust International     IPOX(R) International     MSCI ACWI        MSCI World
            Equity Opportunities ETF      Index                     ex USA Index     ex USA Index
            -------------------------     ---------------------     ------------     ------------
11/4/14     $10,000                       $10,000                   $10,000          $10,000
3/31/15       9,798                         9,813                    10,137           10,252
9/30/15       8,526                         8,522                     8,950            9,212
3/31/16       8,864                         8,954                     9,206            9,386
9/30/16       9,432                         9,523                     9,779            9,872
3/31/17       9,913                        10,072                    10,415           10,506
9/30/17      11,952                        12,204                    11,696           11,722
3/31/18      12,949                        13,217                    12,118           11,951
9/30/18      12,352                        12,713                    11,903           12,036
3/31/19      12,308                        12,716                    11,625           11,594
9/30/19      12,920                        13,403                    11,756           11,922
3/31/20      13,086                        13,684                     9,815            9,866
9/30/20      20,185                        21,054                    12,109           11,940
3/31/21      23,365                        24,630                    14,664           14,391
9/30/21      22,956                        24,297                    15,005           15,104
3/31/22      17,567                        18,788                    14,447           14,829


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 29


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Cybersecurity Index(TM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider
and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. The Index includes securities of companies classified as "cybersecurity" companies by the CTA.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended     (7/6/15)     Ended     (7/6/15)
                                                         3/31/22    3/31/22   3/31/22   to 3/31/22   3/31/22   to 3/31/22
FUND PERFORMANCE
NAV                                                       9.02%     27.61%    20.26%      16.29%     151.51%    176.47%
Market Price                                              9.23%     27.58%    20.32%      16.32%     152.16%    176.93%

INDEX PERFORMANCE
Nasdaq CTA Cybersecurity Index(TM)                        9.66%     28.78%    21.17%      17.18%     161.17%    190.91%
S&P 500(R) Index                                          5.92%     15.65%    15.99%      14.50%     109.94%    148.93%
S&P Composite 1500(R) Information Technology Index        6.62%     19.84%    26.17%      24.08%     219.74%    327.51%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        90.1%
Industrials                                    9.9
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Crowdstrike Holdings, Inc., Class A            6.6%
Palo Alto Networks, Inc.                       5.9
Cloudflare, Inc., Class A                      5.8
Zscaler, Inc.                                  5.7
Cisco Systems, Inc.                            5.7
Splunk, Inc.                                   3.6
Akamai Technologies, Inc.                      3.1
Juniper Networks, Inc.                         3.1
Infosys Ltd., ADR                              3.1
Mandiant, Inc.                                 3.1
                                             ------
   Total                                      45.7%
                                             ======


                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            JULY 6, 2015 - MARCH 31, 2022

            First Trust Nasdaq     Nasdaq CTA                  S&P 500(R)     S&P Composite 1500(R)
            Cybersecurity ETF      Cybersecurity Index(TM)     Index          Information Technology Index
            ------------------     -----------------------     ----------     ----------------------------
7/6/15      $10,000                $10,000                     $10,000        $10,000
9/30/15       8,575                  8,585                       9,328          9,547
3/31/16       8,595                  8,645                      10,120         10,659
9/30/16      10,018                 10,113                      10,768         11,726
3/31/17      10,993                 11,137                      11,858         13,370
9/30/17      11,093                 11,276                      12,772         15,084
3/31/18      12,713                 12,943                      13,518         16,959
9/30/18      14,475                 14,808                      15,060         19,669
3/31/19      14,271                 14,642                      14,801         19,488
9/30/19      14,074                 14,493                      15,701         21,318
3/31/20      13,318                 13,794                      13,767         21,250
9/30/20      18,050                 18,758                      18,077         30,898
3/31/21      21,665                 22,591                      21,525         35,674
9/30/21      25,359                 26,529                      23,501         40,098
3/31/22      27,647                 29,091                      24,893         42,751


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 31


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

The First Trust IPOX(R) Europe Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the IPOX(R)-100 Europe Index
(the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock
Market LLC under the ticker symbol "FPXE." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned, developed, maintained and sponsored by IPOX(R) Schuster LLC. The Index seeks to measure the performance of the equity securities of the 100 largest and typically most liquid initial public offerings ("IPOs") (including spin-offs and equity carve-outs) of companies that are economically tied to Europe.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL       CUMULATIVE
                                                                                        TOTAL RETURNS       TOTAL RETURNS
                                                                                          Inception           Inception
                                                   6 Months Ended     1 Year Ended        (10/4/18)           (10/4/18)
                                                      3/31/22           3/31/22           to 3/31/22         to 3/31/22
FUND PERFORMANCE
NAV                                                   -17.74%            -9.98%              8.48%             32.83%
Market Price                                          -17.79%           -10.14%              8.48%             32.82%

INDEX PERFORMANCE
IPOX(R)-100 Europe Index                              -16.58%            -8.09%             10.10%             39.86%
MSCI Europe Index                                      -2.12%             3.51%              6.53%             24.69%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
IPOX(R) and the Index are registered international trademarks of IPOX(R)
Schuster LLC ("IPOX") and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX(R) is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings
(IPOX) and IPOX Derivatives Patent No. US 7,698,197.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                   22.2%
Information Technology                        18.3
Industrials                                   16.9
Consumer Discretionary                        13.5
Financials                                     9.1
Communication Services                         8.7
Utilities                                      2.6
Real Estate                                    2.6
Energy                                         2.4
Materials                                      2.1
Consumer Staples                               1.6
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Siemens Healthineers AG                        8.5%
Adyen N.V.                                     7.7
Prosus N.V.                                    4.5
BioNTech SE, ADR                               4.2
UCB S.A.                                       3.5
EQT AB                                         2.9
Vantage Towers AG                              2.7
Universal Music Group N.V.                     2.4
Daimler Truck Holding AG                       2.3
Volvo Car AB, Class B                          2.2
                                             ------
   Total                                      40.9%
                                             ======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          OCTOBER 4, 2018 - MARCH 31, 2022

            First Trust IPOX(R) Europe     IPOX(R)-100      MSCI Europe
            Equity Opportunities ETF       Europe Index     Index
            --------------------------     ------------     ------------
10/4/18     $10,000                        $10,000          $10,000
3/31/19       9,715                          9,769            9,836
9/30/19      10,132                         10,255           10,091
3/31/20       9,587                          9,800            8,311
9/30/20      13,003                         13,352           10,011
3/31/21      14,757                         15,217           12,046
9/30/21      16,147                         16,766           12,739
3/31/22      13,283                         13,986           12,469


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 33


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

The First Trust Dow Jones International Internet ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones International
Internet Index (the "Index"). The shares of the Fund are listed and trade on The
Nasdaq Stock Market LLC under the ticker symbol "FDNI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC and is designed to measure the performance of securities of non-US issuers whose primary business focus is Internet-related.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL       CUMULATIVE
                                                                                        TOTAL RETURNS       TOTAL RETURNS
                                                                                          Inception           Inception
                                                   6 Months Ended     1 Year Ended        (11/5/18)           (11/5/18)
                                                      3/31/22           3/31/22           to 3/31/22         to 3/31/22
FUND PERFORMANCE
NAV                                                   -34.53%           -41.59%              9.86%             37.68%
Market Price                                          -33.42%           -41.07%             10.36%             39.80%

INDEX PERFORMANCE
Dow Jones International Internet Index                -33.47%           -40.43%             11.15%             43.23%
MSCI ACWI ex-USA Information
   Technology Index                                   -10.67%            -5.35%             20.74%             89.78%
MSCI ACWI ex-USA Index                                 -3.72%            -1.48%              8.03%             30.03%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

-----------------------------
Dow Jones International Internet Index ("Index") is a product of S&P Dow Jones
Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First
Trust. S&P(R) is a registered trademark of Standard & Poor's Financial Services
LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark
Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by
SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Communication Services                        39.1%
Consumer Discretionary                        38.9
Information Technology                        19.9
Health Care                                    1.6
Financials                                     0.5
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Alibaba Group Holding Ltd., ADR               10.8%
Tencent Holdings Ltd.                          9.5
Shopify, Inc., Class A                         8.0
Meituan, Class B                               7.9
Prosus N.V.                                    4.8
Adyen N.V.                                     4.8
Atlassian Corp. PLC, Class A                   4.3
NAVER Corp.                                    4.2
Sea Ltd., ADR                                  4.2
JD.com, Inc., ADR                              4.1
                                             ------
   Total                                      62.6%
                                             ======


                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                              NOVEMBER 5, 2018 - MARCH 31, 2022

                                                                     MSCI All Country World
            First Trust Dow Jones          Dow Jones International   ex-USA Information         MSCI All Country
            International Internet ETF     Internet Index            Technology Index           World ex-USA Index
            --------------------------     ---------------------     ----------------------     ------------------
11/5/18     $10,000                        $10,000                   $10,000                    $10,000
3/31/19      11,275                         11,318                    10,863                     10,463
9/30/19      10,907                         10,977                    11,546                     10,581
3/31/20      11,865                         12,008                    11,000                      8,834
9/30/20      20,535                         20,785                    15,539                     10,899
3/31/21      23,574                         24,042                    20,050                     13,199
9/30/21      21,033                         21,527                    21,243                     13,505
3/31/22      13,770                         14,322                    18,976                     13,003


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 35


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2022 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund,
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First
Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind
Energy ETF, First Trust Global Engineering and Construction ETF, First Trust
NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx
Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF,
First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust S-Network
Future Vehicles & Technology ETF, First Trust Cloud Computing ETF, First Trust
International Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF,
First Trust IPOX(R) Europe Equity Opportunities ETF or First Trust Dow Jones
International Internet ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                  OCTOBER 1, 2021     MARCH 31, 2022      PERIOD (a)        PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $  970.20            0.57%             $2.80
Hypothetical (5% return before expenses)             $1,000.00          $1,022.09            0.57%             $2.87

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $1,055.60            0.60%             $3.07
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $1,037.30            0.56%             $2.84
Hypothetical (5% return before expenses)             $1,000.00          $1,022.14            0.56%             $2.82

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)
Actual                                               $1,000.00          $  944.90            0.60%             $2.91
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)
Actual                                               $1,000.00          $1,014.80            0.70%             $3.52
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53


                                                                         Page 37


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
MARCH 31, 2022 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                  OCTOBER 1, 2021     MARCH 31, 2022      PERIOD (a)        PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,018.80            0.57%             $2.87
Hypothetical (5% return before expenses)             $1,000.00          $1,022.09            0.57%             $2.87

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $1,317.50            0.70%             $4.04
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00          $1,136.30            0.70%             $3.73
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $  922.70            0.64%             $3.07
Hypothetical (5% return before expenses)             $1,000.00          $1,021.74            0.64%             $3.23

FIRST TRUST INDXX NEXTG ETF (NXTG)
Actual                                               $1,000.00          $1,007.00            0.70%             $3.50
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)
Actual                                               $1,000.00          $1,009.60            0.70%             $3.51
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST CLOUD COMPUTING ETF (SKYY)
Actual                                               $1,000.00          $  864.60            0.60%             $2.79
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)
Actual                                               $1,000.00          $  765.20            0.70%             $3.08
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $1,090.20            0.60%             $3.13
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)
Actual                                               $1,000.00          $  822.60            0.70%             $3.18
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)
Actual                                               $1,000.00          $  654.70            0.65%             $2.68
Hypothetical (5% return before expenses)             $1,000.00          $1,021.69            0.65%             $3.28


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1,
      2021 through March 31, 2022), multiplied by 182/365 (to reflect the six-month period).


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 98.8%
             BELGIUM -- 6.0%
     169,193 Ageas S.A./N.V. (b)               $    8,553,309
     433,250 Proximus SADP (b)                      8,067,758
                                               --------------
                                                   16,621,067
                                               --------------
             DENMARK -- 5.7%
       5,376 AP Moller - Maersk A/S,
                Class A (b)                        15,872,074
                                               --------------
             FINLAND -- 5.5%
     371,368 Fortum OYJ (b)                         6,787,552
     524,739 Nokian Renkaat OYJ (b)                 8,516,452
                                               --------------
                                                   15,304,004
                                               --------------
             FRANCE -- 22.6%
     166,055 BNP Paribas S.A. (b)                   9,489,209
      88,820 Covivio (b)                            7,068,690
     876,300 Credit Agricole S.A. (b)              10,470,577
   1,056,245 Electricite de France S.A. (b)         9,914,175
     720,287 Orange S.A.                            8,529,180
     285,573 Rubis SCA (b)                          8,393,857
     278,416 SCOR SE (b)                            8,952,638
                                               --------------
                                                   62,818,326
                                               --------------
             GERMANY -- 9.9%
      30,863 Allianz SE (b)                         7,370,376
     204,232 Evonik Industries AG (b)               5,665,928
     138,784 Mercedes-Benz Group AG (b)             9,741,240
     209,912 TAG Immobilien AG (b)                  4,753,242
                                               --------------
                                                   27,530,786
                                               --------------
             ITALY -- 8.2%
     392,232 Assicurazioni Generali S.p.A. (b)      8,971,241
     596,408 Poste Italiane S.p.A. (b) (c) (d)      6,763,665
   1,205,647 Snam S.p.A. (b)                        6,952,462
                                               --------------
                                                   22,687,368
                                               --------------
             NETHERLANDS -- 7.1%
     220,834 ASR Nederland N.V. (b)                10,309,895
     186,804 NN Group N.V. (b)                      9,467,047
                                               --------------
                                                   19,776,942
                                               --------------
             SPAIN -- 4.3%
     443,310 ACS Actividades de Construccion
                y Servicios S.A. (b)               11,951,459
                                               --------------
             SWEDEN -- 2.6%
     469,233 Tele2 AB, Class B (b)                  7,092,831
                                               --------------
             SWITZERLAND -- 5.5%
     175,972 Holcim Ltd. (b)                        8,558,710
      13,665 Zurich Insurance Group AG (b)          6,749,143
                                               --------------
                                                   15,307,853
                                               --------------
             UNITED KINGDOM -- 21.4%
     443,319 GlaxoSmithKline PLC (b)                9,592,045
     962,492 IG Group Holdings PLC (b)             10,337,831
   3,295,869 Legal & General Group PLC (b)         11,685,112
     237,950 Rio Tinto PLC (b)                     19,023,229
     377,951 SSE PLC (b)                            8,635,794
                                               --------------
                                                   59,274,011
                                               --------------
             TOTAL COMMON STOCKS -- 98.8%         274,236,721
             (Cost $265,113,720)               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.0%
      77,040 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.19% (e)              $       77,040
             (Cost $77,040)                    --------------

             TOTAL INVESTMENTS -- 98.8%           274,313,761
             (Cost $265,190,760)
             NET OTHER ASSETS AND
                LIABILITIES -- 1.2%                 3,357,878
                                               --------------
             NET ASSETS -- 100.0%              $  277,671,639
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $265,707,541 or 95.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Rate shown reflects yield as of March 31, 2022.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
Euro                                                64.4%
British Pound Sterling                              21.6
Danish Krone                                         5.8
Swiss Franc                                          5.6
Swedish Krona                                        2.6
United States Dollar                                 0.0*
                                                   ------
     Total                                         100.0%
                                                   ======
* Amount is less than 0.1%.

                        See Notes to Financial Statements                Page 39


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  France........................................    $    62,818,326   $     8,529,180   $    54,289,146   $            --
  Other Country Categories*.....................        211,418,395                --       211,418,395                --
Money Market Funds..............................             77,040            77,040                --                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   274,313,761   $     8,606,220   $   265,707,541   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 40                 See Notes to Financial Statements


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 98.7%
             AUSTRALIA -- 3.7%
       8,413 Abacus Property Group (b)         $       20,728
       5,738 Arena REIT (b)                            20,997
     196,196 BGP Holdings
                PLC (b) (c) (d) (e) (f)                     0
       8,721 BWP Trust (b)                             26,158
       9,376 Centuria Industrial REIT (b)              26,811
       8,254 Centuria Office REIT (b)                  13,536
      11,748 Charter Hall Long Wale REIT (b)           46,600
       8,688 Charter Hall Retail REIT (b)              27,242
       5,888 Charter Hall Social Infrastructure
                REIT (b)                               17,233
      25,412 Cromwell Property Group (b)               15,724
      19,294 Dexus (b)                                157,491
       3,810 Dexus Industria REIT (b)                   9,646
      34,363 GPT Group (The) (b)                      132,549
       4,984 Growthpoint Properties Australia
                Ltd. (b)                               16,263
       2,459 Home Consortium Ltd. (b)                  12,665
      23,691 HomeCo Daily Needs REIT (g)               25,440
       3,408 Hotel Property Investments (b)             9,802
       6,570 Ingenia Communities Group (b)             24,803
       8,824 Irongate Group (b)                        12,588
       1,684 Lifestyle Communities Ltd. (b)            21,298
      70,557 Mirvac Group (b)                         130,831
      20,440 National Storage REIT (b)                 41,124
      93,025 Scentre Group (b)                        211,507
      19,888 Shopping Centres Australasia
                Property Group (b)                     43,265
      42,785 Stockland (b)                            135,586
      67,576 Vicinity Centres (b)                      93,772
      12,942 Waypoint REIT Ltd. (b)                    25,760
                                               --------------
                                                    1,319,419
                                               --------------
             AUSTRIA -- 0.1%
         744 CA Immobilien Anlagen AG (b)              23,051
                                               --------------
             BELGIUM -- 1.1%
         651 Aedifica S.A. (b)                         81,867
          92 Ascencio                                   5,242
         385 Befimmo S.A. (b)                          20,138
         568 Cofinimmo S.A. (b)                        82,721
         423 Intervest Offices & Warehouses
                N.V.                                   12,798
         219 Montea N.V. (b)                           28,548
          74 Nextensa S.A.                              5,771
         188 Retail Estates N.V. (b)                   15,330
       2,523 Warehouses De Pauw C.V.A. (b)            108,858
         397 Xior Student Housing N.V. (b) (g)         22,175
                                               --------------
                                                      383,448
                                               --------------
             BERMUDA -- 0.3%
      20,817 Hongkong Land Holdings Ltd. (b)          101,710
                                               --------------
             CANADA -- 3.0%
       2,252 Allied Properties Real Estate
                Investment Trust                       83,999
       1,641 Artis Real Estate Investment Trust        17,156

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CANADA (CONTINUED)
         678 Boardwalk Real Estate
                Investment Trust               $       31,884
       3,102 Canadian Apartment Properties
                REIT                                  133,122
       4,139 Chartwell Retirement Residences           41,054
       4,576 Choice Properties Real Estate
                Investment Trust                       56,699
       1,836 Crombie Real Estate Investment
                Trust                                  26,949
       3,988 Dream Industrial Real Estate
                Investment Trust                       51,487
         633 Dream Office Real Estate
                Investment Trust                       14,112
       3,879 First Capital Real Estate
                Investment Trust                       55,696
       1,103 Granite Real Estate Investment
                Trust                                  85,035
       5,043 H&R Real Estate Investment
                Trust                                  52,643
       2,335 InterRent Real Estate Investment
                Trust                                  29,866
       2,026 Killam Apartment Real Estate
                Investment Trust                       34,713
       3,453 NorthWest Healthcare Properties
                Real Estate Investment Trust           38,034
       1,727 Primaris Real Estate Investment
                Trust                                  21,398
       5,610 RioCan Real Estate Investment
                Trust                                 113,219
       2,320 SmartCentres Real Estate
                Investment Trust                       60,925
       2,902 Summit Industrial Income REIT             51,115
       4,331 Tricon Residential, Inc.                  68,837
                                               --------------
                                                    1,067,943
                                               --------------
             CAYMAN ISLANDS -- 1.1%
      35,160 CK Asset Holdings Ltd. (b)               240,334
      29,227 Wharf Real Estate Investment
                Co., Ltd. (b)                         144,447
                                               --------------
                                                      384,781
                                               --------------
             FINLAND -- 0.3%
       1,299 Citycon OYJ (b)                            9,833
       3,495 Kojamo OYJ (b)                            83,979
                                               --------------
                                                       93,812
                                               --------------
             FRANCE -- 0.9%
         718 Carmila S.A. (b)                          11,306
         897 Covivio (b)                               71,387
         924 Gecina S.A. (b)                          116,451
         583 ICADE (b)                                 37,508
       3,314 Klepierre S.A. (b)                        88,233
       1,119 Mercialys S.A. (b)                        11,089
                                               --------------
                                                      335,974
                                               --------------
             GERMANY -- 2.5%
         916 Deutsche EuroShop AG (b)                  16,880
         883 Deutsche Wohnen SE (b)                    29,607
       1,266 Hamborner REIT AG (b)                     13,371

                        See Notes to Financial Statements                Page 41


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             GERMANY (CONTINUED)
       1,307 LEG Immobilien SE (b)             $      148,839
       2,262 TAG Immobilien AG (b)                     51,221
      13,931 Vonovia SE (b)                           649,333
                                               --------------
                                                      909,251
                                               --------------
             GUERNSEY -- 0.2%
       4,299 BMO Real Estate Investments
                Ltd. (b)                                5,297
       7,882 Regional REIT Ltd. (g) (h)                 9,060
       8,801 Schroder Real Estate Investment
                Trust Ltd. (b)                          6,655
      19,311 Sirius Real Estate Ltd.                   31,811
       7,114 Standard Life Investment
                Property Income Trust Ltd. (b)          7,992
                                               --------------
                                                       60,815
                                               --------------
             HONG KONG -- 3.1%
      35,827 Champion REIT (b)                         16,264
      24,393 Fortune Real Estate Investment
                Trust (b)                              21,919
      36,716 Hang Lung Properties Ltd. (b)             74,004
      23,314 Henderson Land Development
                Co., Ltd. (b)                          96,777
      10,861 Hysan Development Co., Ltd.               31,751
      37,770 Link REIT                                323,055
      25,101 New World Development Co.,
                Ltd. (b)                              101,838
      20,873 Prosperity REIT (b)                        7,593
      64,571 Sino Land Co., Ltd. (b)                   83,259
      25,312 Sun Hung Kai Properties Ltd. (b)         301,149
      19,196 Sunlight Real Estate Investment
                Trust (b)                               9,434
      18,862 Swire Properties Ltd. (b)                 46,612
                                               --------------
                                                    1,113,655
                                               --------------
             IRELAND -- 0.1%
      11,872 Hibernia REIT PLC                         21,224
       7,933 Irish Residential Properties REIT
                PLC (b)                                12,751
                                               --------------
                                                       33,975
                                               --------------
             ISRAEL -- 0.2%
       2,917 Amot Investments Ltd. (b)                 21,855
         656 Azrieli Group Ltd. (b)                    57,633
                                               --------------
                                                       79,488
                                               --------------
             ITALY -- 0.0%
       1,169 Immobiliare Grande Distribuzione
                SIIQ S.p.A. (b) (e)                     5,617
                                               --------------
             JAPAN -- 9.0%
          13 Activia Properties, Inc. (b)              45,321
          23 Advance Residence Investment
                Corp. (b)                              64,916
       2,123 AEON Mall Co., Ltd. (b)                   28,251
          30 AEON REIT Investment Corp. (b)            37,110
          12 Comforia Residential REIT,
                Inc. (b)                               32,331

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
           9 CRE Logistics REIT, Inc. (b)      $       15,302
          38 Daiwa House REIT Investment
                Corp. (b)                             102,448
           5 Daiwa Office Investment
                Corp. (b)                              31,040
          36 Daiwa Securities Living
                Investments Corp. (b)                  33,966
           9 Frontier Real Estate Investment
                Corp. (b)                              37,438
          13 Fukuoka REIT Corp. (b)                    17,922
          17 Global One Real Estate
                Investment Corp. (b)                   15,622
          76 GLP J-REIT (b)                           115,482
          12 Hankyu Hanshin REIT, Inc. (b)             15,141
         600 Heiwa Real Estate Co., Ltd. (b)           19,432
          16 Heiwa Real Estate REIT, Inc. (b)          19,617
           4 Hoshino Resorts REIT, Inc. (b)            22,397
       7,467 Hulic Co., Ltd. (b)                       66,990
          23 Hulic REIT, Inc. (b)                      31,422
          21 Ichigo Office REIT Investment
                Corp. (b)                              15,187
          34 Industrial & Infrastructure Fund
                Investment Corp. (b)                   51,512
          87 Invincible Investment Corp. (b)           30,027
          11 Itochu Advance Logistics
                Investment Corp. (b)                   14,237
          22 Japan Excellent, Inc. (b)                 24,356
          80 Japan Hotel REIT Investment
                Corp. (b)                              40,786
          15 Japan Logistics Fund, Inc. (b)            39,044
         123 Japan Metropolitan Fund
                Invest (b)                            103,788
          16 Japan Prime Realty Investment
                Corp. (b)                              52,375
          23 Japan Real Estate Investment
                Corp. (b)                             120,465
           7 Kenedix Office Investment
                Corp. (b)                              41,908
          18 Kenedix Residential Next
                Investment Corp. (b)                   31,471
          10 Kenedix Retail REIT Corp. (b)             22,935
          32 LaSalle Logiport REIT (b)                 46,027
          29 Mirai Corp. (b)                           12,560
      20,442 Mitsubishi Estate Co., Ltd. (b)          304,391
           7 Mitsubishi Estate Logistics REIT
                Investment Corp. (b)                   27,233
      16,453 Mitsui Fudosan Co., Ltd. (b)             352,132
          10 Mitsui Fudosan Logistics Park,
                Inc. (b)                               47,156
          28 Mori Hills REIT Investment
                Corp. (b)                              34,686
          18 Mori Trust Sogo REIT, Inc. (b)            21,104
           8 Nippon Accommodations Fund,
                Inc. (b)                               42,055
          27 Nippon Building Fund, Inc. (b)           153,166
          41 Nippon Prologis REIT, Inc. (b)           119,714

Page 42                 See Notes to Financial Statements


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             JAPAN (CONTINUED)
           8 NIPPON REIT Investment
                Corp. (b)                      $       25,104
       2,020 Nomura Real Estate Holdings,
                Inc. (b)                               48,377
          80 Nomura Real Estate Master Fund,
                Inc. (b)                              105,753
          24 NTT UD REIT Investment
                Corp. (b)                              31,713
           4 One REIT, Inc. (b)                         9,834
          47 Orix JREIT, Inc. (b)                      63,738
           8 Sankei Real Estate, Inc. (b)               7,345
          74 Sekisui House REIT, Inc. (b)              48,957
          12 SOSiLA Logistics REIT, Inc. (b)           15,817
          29 Star Asia Investment Corp. (b)            14,761
           4 Starts Proceed Investment
                Corp. (b)                               7,810
       7,079 Sumitomo Realty & Development
                Co., Ltd. (b)                         195,914
          10 Takara Leben Real Estate
                Investment Corp. (b)                   10,105
       3,550 Tokyo Tatemono Co., Ltd. (b)              53,198
          16 Tokyu REIT, Inc. (b)                      25,896
          53 United Urban Investment
                Corp. (b)                              61,085
                                               --------------
                                                    3,225,870
                                               --------------
             JERSEY -- 0.0%
       1,419 Phoenix Spree Deutschland
                Ltd. (b)                                7,097
                                               --------------
             LUXEMBOURG -- 0.6%
       1,634 ADLER Group S.A. (b) (g) (h)              21,613
      20,433 Aroundtown S.A. (b)                      116,762
       1,725 Grand City Properties S.A. (b)            34,460
         450 Shurgard Self Storage S.A. (b)            27,871
                                               --------------
                                                      200,706
                                               --------------
             MULTI-NATIONAL -- 0.4%
       1,840 Unibail-Rodamco-
                Westfield (b) (e)                     137,830
                                               --------------
             NETHERLANDS -- 0.2%
         905 Eurocommercial Properties
                N.V. (b)                               24,810
         318 NSI N.V. (b)                              13,968
         307 Vastned Retail N.V. (b)                    9,214
         722 Wereldhave N.V. (b)                       14,072
                                               --------------
                                                       62,064
                                               --------------
             NEW ZEALAND -- 0.3%
      14,910 Argosy Property Ltd. (b)                  14,212
      19,569 Goodman Property Trust (b)                31,956
      28,141 Kiwi Property Group Ltd. (b)              21,407
      23,830 Precinct Properties New Zealand
                Ltd. (b)                               25,875
       8,636 Stride Property Group (b)                 11,881
       7,647 Vital Healthcare Property
                Trust (b)                              17,207
                                               --------------
                                                      122,538
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             NORWAY -- 0.0%
         983 Entra ASA (b) (g) (h)             $       19,674
                                               --------------
             SINGAPORE -- 3.1%
       9,900 AIMS APAC REIT (b)                        10,126
      22,800 ARA LOGOS Logistics Trust (b)             14,277
      61,056 Ascendas Real Estate Investment
                Trust (b)                             131,565
      33,776 Ascott Residence Trust (b)                28,034
      87,191 CapitaLand Integrated
                Commercial Trust (b)                  144,244
      45,634 Capitaland Investment Ltd. (b) (e)       133,711
      14,267 CDL Hospitality Trusts (b)                13,516
       8,420 City Developments Ltd. (b)                48,674
       5,700 Cromwell European Real Estate
                Investment Trust (g)                   14,377
      47,800 ESR-REIT (b)                              15,142
      17,300 Far East Hospitality Trust (b)             8,268
      19,273 Frasers Centrepoint Trust (b)             34,587
      50,464 Frasers Logistics & Commercial
                Trust (b) (g)                          54,125
      22,794 Keppel DC REIT (b)                        38,252
      15,100 Keppel Pacific Oak US
                REIT (b) (g)                           11,084
      38,493 Keppel REIT (b)                           34,536
      15,800 Lendlease Global Commercial
                REIT (b)                                9,008
      28,476 Manulife US Real Estate
                Investment Trust (g)                   19,221
      39,266 Mapletree Commercial Trust (b)            54,631
      33,182 Mapletree Industrial Trust (b)            65,691
      57,377 Mapletree Logistics Trust                 78,317
      38,300 OUE Commercial Real Estate
                Investment Trust (b)                   11,832
       6,959 Parkway Life Real Estate
                Investment Trust (b)                   24,091
      11,400 Prime US REIT (b) (g)                      8,591
      16,800 SPH REIT (b)                              11,999
      25,300 Starhill Global REIT (b)                  11,359
      37,279 Suntec Real Estate Investment
                Trust (b)                              47,936
       8,815 UOL Group Ltd. (b)                        45,642
                                               --------------
                                                    1,122,836
                                               --------------
             SPAIN -- 0.4%
       6,153 Inmobiliaria Colonial Socimi
                S.A. (b)                               56,091
       1,062 Lar Espana Real Estate Socimi
                S.A. (b)                                5,806
       5,946 Merlin Properties Socimi S.A. (b)         69,516
                                               --------------
                                                      131,413
                                               --------------
             SWEDEN -- 2.3%
         803 Atrium Ljungberg AB, Class B (b)          16,451
       4,850 Castellum AB (b)                         119,745
         494 Catena AB (b)                             29,763
         777 Cibus Nordic Real Estate AB (b)           20,676
      12,043 Corem Property Group AB,
                Class B (b)                            31,257

                        See Notes to Financial Statements                Page 43


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN (CONTINUED)
       1,585 Dios Fastigheter AB (b)           $       17,193
       4,619 Fabege AB (b)                             68,208
       1,804 Fastighets AB Balder,
                Class B (b) (e)                       118,776
       1,922 Hufvudstaden AB, Class A (b)              27,281
       1,104 K-fast Holding AB (b) (e) (g)              7,777
         496 NP3 Fastigheter AB (b)                    16,381
       3,256 Nyfosa AB (b)                             46,551
       1,582 Pandox AB (b) (e)                         23,824
         966 Platzer Fastigheter Holding AB,
                Class B (b)                            11,931
       3,079 Sagax AB, Class B (b)                     93,432
      19,804 Samhallsbyggnadsbolaget i
                Norden AB (b)                          88,400
       2,990 Wallenstam AB, Class B (b)                43,412
       2,376 Wihlborgs Fastigheter AB (b)              49,702
                                               --------------
                                                      830,760
                                               --------------
             SWITZERLAND -- 1.0%
         260 Allreal Holding AG (b)                    55,667
          63 Hiag Immobilien Holding AG                 7,091
          20 Intershop Holding AG                      13,831
         116 Mobimo Holding AG (b)                     37,006
         214 Peach Property Group AG (b)               13,186
         771 PSP Swiss Property AG (b)                101,257
       1,346 Swiss Prime Site AG (b)                  132,749
                                               --------------
                                                      360,787
                                               --------------
             UNITED KINGDOM -- 4.4%
       7,016 Abrdn European Logistics
                Income PLC (b) (g) (h)                 10,117
      51,922 Assura PLC                                45,630
       3,027 Big Yellow Group PLC (b)                  61,025
      16,573 British Land (The) Co. PLC (b)           114,749
      13,175 Capital & Counties Properties
                PLC (b)                                30,064
      10,989 Civitas Social Housing PLC (g)            12,617
       2,796 CLS Holdings PLC (b)                       7,329
       7,292 Custodian REIT PLC                         9,751
       1,806 Derwent London PLC (b)                    75,809
      10,512 Empiric Student Property PLC              12,608
      13,050 Grainger PLC (b)                          49,770
       4,541 Great Portland Estates PLC (b)            42,168
      79,071 Hammerson PLC                             34,298
       1,807 Helical PLC (b)                            9,692
      10,071 Home REIT PLC                             16,405
       5,220 Impact Healthcare REIT
                PLC (b) (g)                             8,386
      12,772 Land Securities Group PLC (b)            131,038
      16,974 LondonMetric Property PLC (b)             61,396
      13,174 LXI REIT PLC (b) (g)                      25,586
       5,418 NewRiver REIT PLC                          6,092
      23,510 Primary Health Properties PLC (b)         45,679
       9,253 PRS REIT (The) PLC (b)                    13,054
       3,674 Safestore Holdings PLC (b)                64,513
      21,458 Segro PLC (b)                            377,210

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED KINGDOM (CONTINUED)
       4,986 Shaftesbury PLC (b)               $       40,234
      11,113 Target Healthcare REIT PLC (b)            16,353
       6,538 Triple Point Social Housing REIT
                PLC (b) (g) (h)                         8,036
      33,451 Tritax Big Box REIT PLC (b)              105,916
      14,463 Tritax EuroBox PLC (b) (g) (h)            20,004
       5,704 Unite Group (The) PLC (b)                 86,401
       8,258 Urban Logistics REIT PLC                  20,666
       2,392 Workspace Group PLC (b)                   21,365
                                               --------------
                                                    1,583,961
                                               --------------
             UNITED STATES -- 60.4%
       1,544 Acadia Realty Trust                       33,459
       1,251 Agree Realty Corp.                        83,016
       1,288 Alexander & Baldwin, Inc.                 29,869
       2,981 Alexandria Real Estate Equities,
                Inc.                                  599,926
         888 American Assets Trust, Inc.               33,646
       2,450 American Campus Communities,
                Inc.                                  137,127
       5,268 American Homes 4 Rent, Class A           210,878
       4,773 Americold Realty Trust                   133,071
       2,796 Apartment Income REIT Corp.              149,474
       2,687 Apartment Investment and
                Management Co., Class A (e)            19,669
       3,811 Apple Hospitality REIT, Inc.              68,484
       1,185 Armada Hoffler Properties, Inc.           17,301
       2,495 AvalonBay Communities, Inc.              619,683
       2,794 Boston Properties, Inc.                  359,867
       3,017 Brandywine Realty Trust                   42,660
       5,297 Brixmor Property Group, Inc.             136,716
       2,798 Broadstone Net Lease, Inc.                60,940
       1,769 Camden Property Trust                    294,008
       1,716 CareTrust REIT, Inc.                      33,119
         254 Centerspace                               24,923
         425 Community Healthcare Trust, Inc.          17,939
       2,008 Corporate Office Properties Trust         57,308
       2,652 Cousins Properties, Inc.                 106,849
       3,900 CubeSmart                                202,917
       3,718 DiamondRock Hospitality Co. (e)           37,552
       5,025 Digital Realty Trust, Inc.               712,545
       8,626 DigitalBridge Group, Inc. (e)             62,107
       4,219 Diversified Healthcare Trust              13,501
       2,976 Douglas Emmett, Inc.                      99,458
       6,804 Duke Realty Corp.                        395,040
       1,539 Easterly Government Properties,
                Inc.                                   32,534
         719 EastGroup Properties, Inc.               146,158
       2,542 Empire State Realty Trust, Inc.,
                Class A                                24,962
       1,324 EPR Properties                            72,436
       1,601 Equinix, Inc.                          1,187,334
       1,934 Equity Commonwealth (e)                   54,558
       3,166 Equity LifeStyle Properties, Inc.        242,136
       6,597 Equity Residential                       593,202
       2,153 Essential Properties Realty Trust,
                Inc.                                   54,471

Page 44                 See Notes to Financial Statements


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       1,160 Essex Property Trust, Inc.        $      400,757
       2,347 Extra Space Storage, Inc.                482,543
       1,396 Federal Realty Investment Trust          170,410
       2,302 First Industrial Realty Trust,
                Inc.                                  142,517
       1,374 Four Corners Property Trust, Inc.         37,153
       4,170 Gaming and Leisure Properties,
                Inc.                                  195,698
         724 Getty Realty Corp.                        20,721
       1,854 Global Net Lease, Inc.                    29,163
       2,623 Healthcare Realty Trust, Inc.             72,080
       3,893 Healthcare Trust of America,
                Inc., Class A                         122,007
       9,648 Healthpeak Properties, Inc.              331,216
       1,839 Highwoods Properties, Inc.                84,116
      12,653 Host Hotels & Resorts, Inc.              245,848
       2,652 Hudson Pacific Properties, Inc.           73,593
       3,928 Independence Realty Trust, Inc.          103,856
       1,155 Industrial Logistics Properties
                Trust                                  26,184
         421 Innovative Industrial Properties,
                Inc.                                   86,473
       1,203 InvenTrust Properties Corp.               37,028
      10,682 Invitation Homes, Inc.                   429,203
       2,186 JBG SMITH Properties                      63,875
       2,112 Kennedy-Wilson Holdings, Inc.             51,512
       2,077 Kilroy Realty Corp.                      158,724
      10,397 Kimco Realty Corp.                       256,806
       3,859 Kite Realty Group Trust                   87,869
       1,458 Life Storage, Inc.                       204,747
         692 LTC Properties, Inc.                      26,621
       4,969 LXP Industrial Trust                      78,013
       3,802 Macerich (The) Co.                        59,463
      10,575 Medical Properties Trust, Inc.           223,556
       2,065 Mid-America Apartment
                Communities, Inc.                     432,514
         778 National Health Investors, Inc.           45,910
       3,125 National Retail Properties, Inc.         140,438
       1,444 National Storage Affiliates Trust         90,625
       2,207 Necessity Retail REIT (The), Inc.         17,457
         396 NexPoint Residential Trust, Inc.          35,763
         851 Office Properties Income Trust            21,896
       4,269 Omega Healthcare Investors, Inc.         133,022
       1,012 Orion Office REIT, Inc.                   14,168
       3,319 Paramount Group, Inc.                     36,210
       4,201 Park Hotels & Resorts, Inc.               82,046
       2,311 Pebblebrook Hotel Trust                   56,573
       3,920 Physicians Realty Trust                   68,757
       2,205 Piedmont Office Realty Trust,
                Inc., Class A                          37,970
      13,206 Prologis, Inc.                         2,132,505
         357 PS Business Parks, Inc.                   60,005
       2,699 Public Storage                         1,053,366
      10,128 Realty Income Corp.                      701,870
       3,022 Regency Centers Corp.                    215,589
       2,113 Retail Opportunity Investments
                Corp.                                  40,971

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
       2,875 Rexford Industrial Realty, Inc.   $      214,446
       2,941 RLJ Lodging Trust                         41,409
       1,489 RPT Realty                                20,504
         956 Ryman Hospitality Properties,
                Inc. (e)                               88,688
       4,060 Sabra Health Care REIT, Inc.              60,453
         369 Safehold, Inc.                            20,461
       2,918 Service Properties Trust                  25,766
       5,839 Simon Property Group, Inc.               768,179
       3,080 SITE Centers Corp.                        51,467
       1,211 SL Green Realty Corp.                     98,309
       2,278 Spirit Realty Capital, Inc.              104,834
       3,185 STAG Industrial, Inc.                    131,700
       4,371 STORE Capital Corp.                      127,764
       1,844 Summit Hotel Properties, Inc. (e)         18,366
       2,050 Sun Communities, Inc.                    359,345
       3,871 Sunstone Hotel Investors, Inc. (e)        45,600
       1,819 Tanger Factory Outlet Centers,
                Inc.                                   31,269
       1,311 Terreno Realty Corp.                      97,080
       5,665 UDR, Inc.                                325,001
         228 Universal Health Realty Income
                Trust                                  13,308
       2,059 Urban Edge Properties                     39,327
       7,133 Ventas, Inc.                             440,534
       1,562 Veris Residential, Inc. (e)               27,163
      11,258 VICI Properties, Inc.                    320,403
       3,140 Vornado Realty Trust                     142,305
       1,505 Washington Real Estate
                Investment Trust                       38,378
       7,796 Welltower, Inc.                          749,507
       3,382 WP Carey, Inc.                           273,401
       2,026 Xenia Hotels & Resorts, Inc. (e)          39,082
                                               --------------
                                                   21,634,299
                                               --------------
             TOTAL COMMON STOCKS
                -- 98.7%                           35,352,774
             (Cost $31,402,176)                --------------

             INVESTMENT COMPANIES (a) -- 0.2%
             GUERNSEY -- 0.2%
       8,815 BMO Commercial Property Trust
                Ltd. (b)                               13,333
       9,808 Picton Property Income Ltd. (b)           12,632
      13,191 UK Commercial Property REIT
                Ltd. (b)                               15,237
                                               --------------
             TOTAL INVESTMENT COMPANIES
                -- 0.2%                                41,202
             (Cost $41,761)                    --------------

             RIGHTS (a) -- 0.0%
             SINGAPORE -- 0.0%
       4,582 Lendlease Global Commercial
                REIT, expiring
                4/12/22 (b) (d) (e)                       186
             (Cost $0)                         --------------

                        See Notes to Financial Statements                Page 45


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.9%
     332,788 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.19% (i)              $      332,788
             (Cost $332,788)                   --------------

             TOTAL INVESTMENTS -- 99.8%            35,726,950
             (Cost $31,776,725)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                    86,265
                                               --------------
             NET ASSETS -- 100.0%              $   35,813,215
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $11,934,864 or 33.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(d)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(e)   Non-income producing security.

(f)   This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(g)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(h)   This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(i)   Rate shown reflects yield as of March 31, 2022.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
United States Dollar                                61.9%
Japanese Yen                                         9.0
Euro                                                 6.5
British Pound Sterling                               4.7
Hong Kong Dollar                                     4.2
Australian Dollar                                    3.7
Singapore Dollar                                     3.0
Canadian Dollar                                      3.0
Swedish Krona                                        2.3
Swiss Franc                                          1.0
New Zealand Dollar                                   0.4
Israeli Shekel                                       0.2
Norwegian Krone                                      0.1
                                                   ------
     Total                                         100.0%
                                                   ======

Page 46                 See Notes to Financial Statements


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Australia.....................................    $     1,319,419   $        25,440   $     1,293,979   $            --**
  Belgium.......................................            383,448            23,811           359,637                --
  Canada........................................          1,067,943         1,067,943                --                --
  Guernsey......................................             60,815            40,871            19,944                --
  Hong Kong.....................................          1,113,655           354,806           758,849                --
  Ireland.......................................             33,975            21,224            12,751                --
  Singapore.....................................          1,122,836           111,915         1,010,921                --
  Switzerland...................................            360,787            20,922           339,865                --
  United Kingdom................................          1,583,961           158,067         1,425,894                --
  United States.................................         21,634,299        21,634,299                --                --
  Other Country Categories*.....................          6,671,636                --         6,671,636                --
Investment Companies*...........................             41,202                --            41,202                --
Rights*.........................................                186                --               186                --
Money Market Funds..............................            332,788           332,788                --                --
                                                    ---------------   ---------------   ---------------   ---------------
  Total Investments.............................    $    35,726,950   $    23,792,086   $    11,934,864   $            --**
                                                    ===============   ===============   ===============   ===============


*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 47


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 98.7%
             AUSTRALIA -- 5.9%
   1,148,450 Fortescue Metals Group Ltd. (b)   $   17,653,829
   1,668,617 Harvey Norman Holdings Ltd. (b)        6,649,486
     145,627 JB Hi-Fi Ltd. (b)                      5,886,281
     976,874 Super Retail Group Ltd. (b)            7,504,190
                                               --------------
                                                   37,693,786
                                               --------------
             BELGIUM -- 1.0%
     129,698 Ageas S.A./N.V. (b)                    6,556,696
                                               --------------
             BERMUDA -- 1.6%
     761,821 CK Infrastructure Holdings
                Ltd. (b)                            5,092,650
     157,268 Lazard Ltd., Class A                   5,425,746
                                               --------------
                                                   10,518,396
                                               --------------
             CANADA -- 9.5%
      58,254 Bank of Nova Scotia (The)              4,175,146
      98,972 BCE, Inc.                              5,486,349
      31,228 Canadian Imperial Bank of
                Commerce                            3,790,624
     172,940 Canadian Utilities Ltd., Class A       5,301,013
     175,591 Great-West Lifeco, Inc.                5,174,397
     137,273 IGM Financial, Inc.                    4,850,097
     244,696 Labrador Iron Ore Royalty Corp.        8,222,756
     121,444 Laurentian Bank of Canada              4,037,286
     253,091 Manulife Financial Corp.               5,397,277
     163,558 Power Corp. of Canada                  5,063,148
      91,821 TC Energy Corp.                        5,178,818
     151,535 TELUS Corp.                            3,958,831
                                               --------------
                                                   60,635,742
                                               --------------
             CAYMAN ISLANDS -- 0.8%
     652,181 CK Hutchison Holdings Ltd. (b)         4,769,015
                                               --------------
             DENMARK -- 1.9%
       4,151 AP Moller - Maersk A/S,
                Class A (b)                        12,255,390
                                               --------------
             FINLAND -- 0.9%
     316,684 Fortum OYJ (b)                         5,788,084
                                               --------------
             FRANCE -- 1.9%
     193,041 Nexity S.A. (b)                        6,796,085
     109,679 TotalEnergies SE (b)                   5,549,738
                                               --------------
                                                   12,345,823
                                               --------------
             GERMANY -- 2.7%
      23,073 Allianz SE (b)                         5,510,050
      91,698 BASF SE (b)                            5,232,368
     253,294 Freenet AG (b)                         6,778,437
                                               --------------
                                                   17,520,855
                                               --------------
             HONG KONG -- 5.8%
   1,252,116 BOC Hong Kong Holdings
                Ltd. (b)                            4,711,444
   1,334,419 Henderson Land Development
                Co., Ltd. (b)                       5,539,206
   2,218,105 Hysan Development Co., Ltd.            6,484,445
   1,673,424 New World Development Co.,
                Ltd. (b)                            6,789,332
  15,016,075 PCCW Ltd. (b)                          8,439,298

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HONG KONG (CONTINUED)
     828,914 Swire Pacific Ltd., Class A (b)   $    5,040,727
                                               --------------
                                                   37,004,452
                                               --------------
             ISRAEL -- 0.8%
     276,791 Plus500 Ltd. (b)                       5,107,278
                                               --------------
             ITALY -- 5.1%
   2,842,356 A2A S.p.A. (b)                         4,868,332
   1,246,842 Anima Holding S.p.A. (b) (c) (d)       5,562,849
     189,054 Azimut Holding S.p.A. (b)              4,382,972
     311,776 Eni S.p.A. (b)                         4,546,724
     428,565 Poste Italiane S.p.A. (b) (c) (d)      4,860,213
   2,824,063 UnipolSai Assicurazioni
                S.p.A. (b)                          8,348,742
                                               --------------
                                                   32,569,832
                                               --------------
             JAPAN -- 8.1%
     264,254 Aozora Bank Ltd. (b)                   5,567,626
   1,051,100 Daiwa Securities Group, Inc. (b)       5,945,767
     392,000 Haseko Corp. (b)                       4,502,440
     393,770 Japan Tobacco, Inc. (b)                6,724,640
     359,100 Mitsui OSK Lines Ltd. (b)              9,975,361
     130,600 MS&AD Insurance Group
                Holdings, Inc. (b)                  4,240,313
     942,800 Resona Holdings, Inc. (b)              4,015,706
     347,600 Sumitomo Corp. (b)                     6,019,966
     154,400 Sumitomo Mitsui Financial
                Group, Inc. (b)                     4,877,246
                                               --------------
                                                   51,869,065
                                               --------------
             JERSEY -- 1.5%
   3,740,954 Centamin PLC (b)                       4,461,168
     137,218 Janus Henderson Group PLC              4,805,374
                                               --------------
                                                    9,266,542
                                               --------------
             LUXEMBOURG -- 0.5%
      78,423 APERAM S.A. (b)                        3,466,072
                                               --------------
             NETHERLANDS -- 3.8%
     143,016 ASR Nederland N.V. (b)                 6,676,870
      45,701 LyondellBasell Industries N.V.,
                Class A                             4,698,977
     120,724 NN Group N.V. (b)                      6,118,177
     414,453 SBM Offshore N.V. (b)                  6,570,186
                                               --------------
                                                   24,064,210
                                               --------------
             NEW ZEALAND -- 1.0%
   1,963,185 Spark New Zealand Ltd. (b)             6,212,738
                                               --------------
             SOUTH KOREA -- 13.9%
   1,159,870 BNK Financial Group, Inc. (b)          7,550,551
     120,989 DB Insurance Co., Ltd. (b)             6,966,734
     901,393 DGB Financial Group, Inc. (b)          6,889,386
     171,900 Hana Financial Group, Inc. (b)         6,837,008
      80,811 Hyundai Motor Co. (Preference
                Shares) (b)                         5,743,135
     842,754 Industrial Bank of Korea (b)           7,489,065
     110,743 KB Financial Group, Inc. (b)           5,549,765
      89,280 KT&G Corp. (b)                         5,939,804
     644,489 NH Investment & Securities Co.,
                Ltd. (b)                            6,026,324
      25,807 POSCO Holdings, Inc. (b)               6,190,421

Page 48                 See Notes to Financial Statements


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
      41,636 Samsung Fire & Marine
                Insurance Co., Ltd. (b)        $    7,498,017
     262,126 Samsung Securities Co., Ltd. (b)       9,001,459
     557,726 Woori Financial Group, Inc. (b)        6,990,374
                                               --------------
                                                   88,672,043
                                               --------------
             SPAIN -- 8.1%
     306,011 ACS Actividades de Construccion
                y Servicios S.A. (b)                8,249,933
     424,416 Cia de Distribucion Integral
                Logista Holdings S.A. (b)           7,762,891
     395,478 Enagas S.A. (b)                        8,782,148
   4,138,295 Mapfre S.A. (b)                        8,655,737
     174,745 Naturgy Energy Group S.A. (b)          5,235,296
     274,243 Red Electrica Corp., S.A. (b)          5,630,522
   1,547,417 Telefonica S.A. (b)                    7,499,223
                                               --------------
                                                   51,815,750
                                               --------------
             SWEDEN -- 1.0%
   1,549,741 Telia Co., AB (b)                      6,214,016
                                               --------------
             SWITZERLAND -- 2.8%
      37,354 Helvetia Holding AG (b)                4,876,635
      74,276 Swiss Re AG (b)                        7,070,626
      11,366 Zurich Insurance Group AG (b)          5,613,667
                                               --------------
                                                   17,560,928
                                               --------------
             UNITED KINGDOM -- 11.7%
   2,721,778 abrdn PLC (b)                          7,621,221
     345,225 Antofagasta PLC (b)                    7,501,350
   2,171,527 Ashmore Group PLC (b)                  6,595,390
     160,276 British American Tobacco
                PLC (b)                             6,731,126
   2,153,962 Direct Line Insurance Group
                PLC (b)                             7,761,504
   3,188,725 Jupiter Fund Management
                PLC (b)                             8,625,065
   1,818,080 Legal & General Group PLC (b)          6,445,787
     916,644 Phoenix Group Holdings PLC (b)         7,344,030
     126,024 Rio Tinto PLC (b)                     10,075,156
   1,591,439 Synthomer PLC (b)                      6,359,014
                                               --------------
                                                   75,059,643
                                               --------------
             UNITED STATES -- 8.4%
     133,091 Altria Group, Inc.                     6,954,005
     194,801 AT&T, Inc.                             4,603,148
     255,262 Camping World Holdings, Inc.,
                Class A                             7,134,573
     170,567 H&R Block, Inc.                        4,441,565
     878,941 Lumen Technologies, Inc.               9,905,665
     398,156 Northwest Bancshares, Inc.             5,379,087
      38,891 Prudential Financial, Inc.             4,595,749
      99,056 Universal Corp.                        5,752,182
     150,919 Unum Group                             4,755,458
                                               --------------
                                                   53,521,432
                                               --------------
             TOTAL COMMON STOCKS
                -- 98.7%                          630,487,788
             (Cost $607,352,603)               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.2%
   1,315,239 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.19% (e)              $    1,315,239
             (Cost $1,315,239)                 --------------

             TOTAL INVESTMENTS -- 98.9%           631,803,027
             (Cost $608,667,842)
             NET OTHER ASSETS AND
                LIABILITIES -- 1.1%                 7,335,332
                                               --------------
             NET ASSETS -- 100.0%              $  639,138,359
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $494,916,072 or 77.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Rate shown reflects yield as of March 31, 2022.

                        See Notes to Financial Statements                Page 49


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
Euro                                                23.7%
South Korean Won                                    14.0
British Pound Sterling                              13.4
United States Dollar                                11.0
Canadian Dollar                                      9.6
Japanese Yen                                         8.2
Hong Kong Dollar                                     7.4
Australian Dollar                                    6.0
Swiss Franc                                          2.8
Danish Krone                                         1.9
Swedish Krona                                        1.0
New Zealand Dollar                                   1.0
                                                   ------
     Total                                         100.0%
                                                   ======

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Bermuda.......................................    $    10,518,396   $     5,425,746   $     5,092,650   $            --
  Canada........................................         60,635,742        60,635,742                --                --
  Hong Kong.....................................         37,004,452         6,484,445        30,520,007                --
  Jersey........................................          9,266,542         4,805,374         4,461,168                --
  Netherlands...................................         24,064,210         4,698,977        19,365,233                --
  United States.................................         53,521,432        53,521,432                --                --
  Other Country Categories*.....................        435,477,014                --       435,477,014                --
Money Market Funds..............................          1,315,239         1,315,239                --                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   631,803,027   $   136,886,955   $   494,916,072   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 50                 See Notes to Financial Statements


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             BERMUDA -- 0.7%
  23,518,460 Concord New Energy Group
                Ltd. (b)                       $    2,175,895
                                               --------------
             CANADA -- 15.6%
     322,649 Boralex, Inc., Class A                10,457,735
     679,857 Innergex Renewable Energy,
                Inc. (c)                           10,811,148
     724,106 Northland Power, Inc.                 24,072,188
     394,852 TransAlta Renewables, Inc.             5,836,792
                                               --------------
                                                   51,177,863
                                               --------------
             CAYMAN ISLANDS -- 0.3%
   1,572,608 China High Speed Transmission
                Equipment Group Co.,
                Ltd. (b) (d)                          948,627
                                               --------------
             CHINA -- 9.8%
   7,678,266 China Datang Corp. Renewable
                Power Co., Ltd., Class H (b)        3,152,065
  10,881,192 China Longyuan Power Group
                Corp., Ltd., Class H (b)           24,458,148
   2,263,703 China Suntien Green Energy
                Corp., Ltd., Class H (b)            1,266,752
   2,346,461 Xinjiang Goldwind Science &
                Technology Co., Ltd.,
                Class H (b)                         3,514,071
                                               --------------
                                                   32,391,036
                                               --------------
             DENMARK -- 15.0%
     164,028 Cadeler A/S (b) (d)                      625,679
     202,011 Orsted A/S (b) (e) (f)                25,286,021
     799,870 Vestas Wind Systems A/S (b)           23,464,043
                                               --------------
                                                   49,375,743
                                               --------------
             FRANCE -- 2.5%
     409,801 Engie S.A. (b)                         5,387,683
      67,328 Neoen S.A. (b) (d) (e) (f)             2,860,276
                                               --------------
                                                    8,247,959
                                               --------------
             GERMANY -- 7.0%
      24,556 Energiekontor AG (b)                   2,362,128
     361,070 Nordex SE (b) (c) (d)                  6,252,777
     135,934 PNE AG (b)                             1,572,746
     140,927 RWE AG (b)                             6,136,350
      75,303 SGL Carbon SE (b) (d)                    467,753
     272,844 Siemens Energy AG (b)                  6,207,435
                                               --------------
                                                   22,999,189
                                               --------------
             GREECE -- 1.1%
     192,847 Terna Energy S.A. (b)                  3,533,281
                                               --------------
             ITALY -- 5.1%
     886,050 Enel S.p.A. (b)                        5,915,971
     431,177 Falck Renewables S.p.A.                4,207,070
     198,071 Prysmian S.p.A. (b)                    6,721,814
                                               --------------
                                                   16,844,855
                                               --------------
             JAPAN -- 1.8%
   1,146,610 Toray Industries, Inc. (b)             5,961,875
                                               --------------

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             PORTUGAL -- 2.0%
   1,339,836 EDP - Energias de Portugal
                S.A. (b)                       $    6,594,559
                                               --------------
             SOUTH KOREA -- 1.9%
      18,782 CS Bearing Co., Ltd. (b) (d)             296,629
      96,715 CS Wind Corp. (b)                      5,012,857
      38,231 Dongkuk Structures &
                Construction Co., Ltd. (b)            185,813
     393,411 Unison Co., Ltd. (b) (d)                 920,462
                                               --------------
                                                    6,415,761
                                               --------------
             SPAIN -- 15.3%
      33,031 Acciona S.A. (b) (c)                   6,313,423
     823,479 EDP Renovaveis S.A. (b)               21,172,366
     297,333 Endesa S.A. (b)                        6,482,975
     574,366 Iberdrola S.A. (b)                     6,277,843
     564,114 Siemens Gamesa Renewable
                Energy S.A. (b) (d)                 9,894,185
                                               --------------
                                                   50,140,792
                                               --------------
             SWEDEN -- 2.0%
      80,386 Eolus Vind AB, Class B (b) (c)           824,772
     352,585 SKF AB, Class B (b) (c)                5,749,238
                                               --------------
                                                    6,574,010
                                               --------------
             SWITZERLAND -- 3.6%
     193,427 ABB Ltd. (b)                           6,274,911
      26,847 BKW AG (b)                             3,362,649
       1,289 Gurit Holding AG (b)                   2,064,784
                                               --------------
                                                   11,702,344
                                               --------------
             UNITED KINGDOM -- 3.1%
     428,235 ReNew Energy Global PLC,
                Class A (c) (d)                     3,520,092
     287,161 SSE PLC (b)                            6,561,335
                                               --------------
                                                   10,081,427
                                               --------------
             UNITED STATES -- 12.9%
     112,455 Alliant Energy Corp.                   7,026,188
      30,844 American Superconductor
                Corp. (d)                             234,723
      54,949 Arcosa, Inc.                           3,145,830
      88,734 Clearway Energy, Inc., Class C         3,239,678
      65,406 Duke Energy Corp.                      7,303,234
      68,761 General Electric Co.                   6,291,632
      96,649 Hexcel Corp.                           5,747,716
      64,194 Infrastructure and Energy
                Alternatives, Inc. (d)                760,699
      83,907 NextEra Energy, Inc.                   7,107,762
     118,275 TPI Composites, Inc. (d)               1,662,947
                                               --------------
                                                   42,520,409
                                               --------------
             TOTAL COMMON STOCKS
                -- 99.7%                          327,685,625
             (Cost $323,208,734)               --------------

                        See Notes to Financial Statements                Page 51


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 6.6%
$    667,471 Bank of America Corp., 0.26% (g),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $667,476. Collateralized by
                U.S. Treasury Securities,
                interest rate of 0.00%, due
                11/15/42 to 05/15/50. The
                value of the collateral
                including accrued interest is
                $680,820. (h)                  $      667,471
  10,434,895 Citigroup, Inc., 0.30% (g),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $10,434,982. Collateralized by
                U.S. Treasury Securities,
                interest rates of 0.00% to
                7.13%, due 04/07/22 to
                02/15/50. The value of the
                collateral including accrued
                interest is $10,643,593. (h)       10,434,895
  10,434,895 JPMorgan Chase & Co., 0.28% (g),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $10,434,976. Collateralized by
                U.S. Treasury Securities,
                interest rates of 1.88% to
                2.88%, due 08/31/24 to
                08/15/49. The value of the
                collateral including accrued
                interest is $10,643,593. (h)       10,434,895
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
                -- 6.6%                            21,537,261
             (Cost $21,537,261)                --------------

             TOTAL INVESTMENTS -- 106.3%          349,222,886
             (Cost $344,745,995)
             NET OTHER ASSETS AND
                LIABILITIES -- (6.3)%             (20,648,391)
                                               --------------
             NET ASSETS -- 100.0%              $  328,574,495
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $226,260,191 or 68.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $20,428,434 and the total value of the collateral held by the Fund is $21,537,261.

(d)   Non-income producing security.

(e)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(g)   Rate shown reflects yield as of March 31, 2022.

(h)   This security serves as collateral for securities on loan.

Page 52                 See Notes to Financial Statements


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   20,428,434
Non-cash Collateral(2)                            (20,428,434)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $   21,537,261
Non-cash Collateral(4)                            (21,537,261)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
Euro                                                31.0%
United States Dollar                                19.3
Canadian Dollar                                     14.7
Danish Krone                                        14.0
Hong Kong Dollar                                    10.2
Swiss Franc                                          3.3
Swedish Krona                                        1.9
British Pound Sterling                               1.9
South Korean Won                                     1.8
Japanese Yen                                         1.7
Norwegian Krone                                      0.2
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 53


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Canada........................................    $    51,177,863   $    51,177,863   $            --   $            --
  Italy.........................................         16,844,855         4,207,070        12,637,785                --
  United Kingdom................................         10,081,427         3,520,092         6,561,335                --
  United States.................................         42,520,409        42,520,409                --                --
  Other Country Categories*.....................        207,061,071                --       207,061,071                --
Repurchase Agreements...........................         21,537,261                --        21,537,261                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   349,222,886   $   101,425,434   $   247,797,452   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 54                 See Notes to Financial Statements


FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.3%
             AUSTRALIA -- 3.3%
       7,594 CIMIC Group Ltd. (b) (c)          $      124,596
      50,652 Downer EDI Ltd. (b)                      203,218
       3,706 Monadelphous Group Ltd. (b)               30,297
                                               --------------
                                                      358,111
                                               --------------
             CANADA -- 4.9%
       5,358 Aecon Group, Inc.                         72,731
       9,501 SNC-Lavalin Group, Inc.                  228,757
       4,586 Stantec, Inc.                            230,043
                                               --------------
                                                      531,531
                                               --------------
             CAYMAN ISLANDS -- 1.9%
     152,326 China State Construction
                International Holdings Ltd. (b)       201,996
                                               --------------
             CHINA -- 2.1%
     402,901 China Railway Group Ltd.,
                Class H (b)                           224,404
                                               --------------
             FINLAND -- 0.1%
       2,496 YIT OYJ (b)                                9,431
                                               --------------
             FRANCE -- 9.9%
       9,719 Bouygues S.A. (b)                        339,235
       3,407 Eiffage S.A. (b)                         349,670
       3,807 Vinci S.A. (b)                           388,973
                                               --------------
                                                    1,077,878
                                               --------------
             GERMANY -- 1.4%
       2,308 HOCHTIEF AG (b)                          155,474
                                               --------------
             IRELAND -- 2.6%
       2,902 Kingspan Group PLC (b)                   283,663
                                               --------------
             ITALY -- 0.5%
      33,117 Webuild S.p.A. (b) (c)                    58,718
                                               --------------
             JAPAN -- 27.1%
      18,800 Chiyoda Corp. (b) (d)                     71,922
      11,100 COMSYS Holdings Corp. (b)                241,714
       9,300 EXEO Group, Inc. (b)                     171,508
      17,200 INFRONEER Holdings, Inc. (b)             146,797
      25,700 JGC Holdings Corp. (b)                   307,181
      25,200 Kajima Corp. (b)                         306,601
       2,600 Kandenko Co., Ltd. (b)                    17,738
       9,400 Kinden Corp. (b)                         121,150
       3,470 Kumagai Gumi Co., Ltd. (b)                76,808
       6,220 Nishimatsu Construction Co.,
                Ltd. (b)                              186,754
      36,100 Obayashi Corp. (b)                       264,964
       1,300 Okumura Corp. (b)                         31,554
      25,900 Penta-Ocean Construction Co.,
                Ltd. (b)                              129,208
       2,800 Raito Kogyo Co., Ltd. (b)                 44,705
      40,100 Shimizu Corp. (b)                        240,646
       3,900 SHO-BOND Holdings Co.,
                Ltd. (b)                              169,682
      11,000 Taisei Corp. (b)                         317,560
      17,900 Toda Corp. (b)                           108,417
                                               --------------
                                                    2,954,909
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             NETHERLANDS -- 4.4%
       4,751 Arcadis N.V. (b)                  $      213,465
       4,826 Boskalis Westminster (b)                 172,811
      31,323 Koninklijke BAM Groep
                N.V. (b) (d)                           94,502
                                               --------------
                                                      480,778
                                               --------------
             NORWAY -- 0.4%
       3,033 Veidekke ASA (b)                          42,131
                                               --------------
             PHILIPPINES -- 0.6%
       9,730 Manila Electric Co. (b)                   70,142
                                               --------------
             SOUTH KOREA -- 3.9%
      24,614 Daewoo Engineering &
                Construction Co., Ltd. (b) (d)        141,083
       7,603 GS Engineering & Construction
                Corp. (b)                             288,721
                                               --------------
                                                      429,804
                                               --------------
             SPAIN -- 4.2%
      12,170 ACS Actividades de Construccion
                y Servicios S.A. (b)                  328,098
      52,504 Sacyr S.A. (b)                           126,778
         794 Tecnicas Reunidas S.A. (b) (d)             6,764
                                               --------------
                                                      461,640
                                               --------------
             SWEDEN -- 4.6%
       5,120 NCC AB, Class B (b)                       72,741
      13,644 Peab AB, Class B (b)                     137,227
      12,914 Skanska AB, Class B (b)                  288,915
                                               --------------
                                                      498,883
                                               --------------
             UNITED KINGDOM -- 1.2%
      37,971 Balfour Beatty PLC (b)                   127,952
                                               --------------
             UNITED STATES -- 26.2%
       4,932 AECOM                                    378,827
       2,777 Dycom Industries, Inc. (d)               264,537
       2,383 EMCOR Group, Inc.                        268,397
      12,302 Fluor Corp. (d)                          352,944
       4,611 Granite Construction, Inc.               151,241
       2,472 Jacobs Engineering Group, Inc.           340,666
       6,884 KBR, Inc.                                376,761
       3,353 MasTec, Inc. (d)                         292,046
       3,042 Quanta Services, Inc.                    400,358
       2,403 Tutor Perini Corp. (d)                    25,953
                                               --------------
                                                    2,851,730
                                               --------------
             TOTAL COMMON STOCKS
                -- 99.3%                           10,819,175
             (Cost $9,631,015)                 --------------

             WARRANTS (a) -- 0.0%
             ITALY -- 0.0%
       1,985 Webuild S.p.A., expiring
                8/2/30 (b) (c) (d) (e)                  1,056
             (Cost $0)                         --------------

                        See Notes to Financial Statements                Page 55


FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 2.7%
     290,996 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.20% (f) (g)                  $      290,996
             (Cost $290,996)                   --------------

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.3%
$     32,457 BNP Paribas S.A., 0.24% (f),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $32,457. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.25%, due 09/30/25.
                The value of the collateral
                including accrued interest is
                $33,069. (g)                           32,457
             (Cost $32,457)                    --------------

             TOTAL INVESTMENTS -- 102.3%           11,143,684
             (Cost $9,954,468)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.3)%                (248,607)
                                               --------------
             NET ASSETS -- 100.0%              $   10,895,077
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $7,436,970 or 68.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $126,607 and the total value of the collateral held by the Fund is $323,453.

(d)   Non-income producing security.

(e)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(f)   Rate shown reflects yield as of March 31, 2022.

(g)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      126,607
Non-cash Collateral(2)                               (126,607)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       32,457
Non-cash Collateral(4)                                (32,457)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 56                 See Notes to Financial Statements


FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
United States Dollar                                28.5%
Japanese Yen                                        26.5
Euro                                                22.7
Canadian Dollar                                      4.8
Swedish Krona                                        4.5
South Korean Won                                     3.9
Hong Kong Dollar                                     3.8
Australian Dollar                                    3.2
British Pound Sterling                               1.1
Philippine Peso                                      0.6
Norwegian Krone                                      0.4
                                                   ------
     Total                                         100.0%
                                                   ======

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Canada........................................    $       531,531   $       531,531   $            --   $            --
  United States.................................          2,851,730         2,851,730                --                --
  Other Country Categories*.....................          7,435,914                --         7,435,914                --
Warrants*.......................................              1,056                --             1,056                --
Money Market Funds..............................            290,996           290,996                --                --
Repurchase Agreements...........................             32,457                --            32,457                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $    11,143,684   $     3,674,257   $     7,469,427   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 57


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             BELGIUM -- 2.3%
     108,755 Elia Group S.A./N.V. (b)          $   16,592,945
                                               --------------
             CANADA -- 0.3%
      38,723 Fortis, Inc.                           1,915,165
       4,035 Stella-Jones, Inc.                       121,261
                                               --------------
                                                    2,036,426
                                               --------------
             CAYMAN ISLANDS -- 0.1%
   1,512,657 Wasion Holdings Ltd. (b)                 540,410
                                               --------------
             CHILE -- 0.1%
     177,107 Enel Americas S.A., ADR (c)            1,057,329
                                               --------------
             CHINA -- 0.3%
      71,585 BYD Co., Ltd., Class H (b)             1,991,158
                                               --------------
             DENMARK -- 0.9%
     138,938 NKT A/S (b) (d)                        6,269,688
                                               --------------
             FRANCE -- 8.6%
     150,927 Engie S.A. (b)                         1,984,248
       2,069 Nexans S.A. (b)                          193,619
     359,052 Schneider Electric SE (b)             60,281,690
      11,142 SPIE S.A. (b)                            263,536
                                               --------------
                                                   62,723,093
                                               --------------
             GERMANY -- 2.2%
     172,311 E. ON SE (b)                           2,001,946
      99,038 Infineon Technologies AG (b)           3,350,477
         691 PSI Software AG                           29,659
      60,996 Siemens AG (b)                         8,445,999
      61,700 SMA Solar Technology AG (b) (c)        2,560,807
                                               --------------
                                                   16,388,888
                                               --------------
             IRELAND -- 17.8%
     365,361 Eaton Corp. PLC                       55,447,186
     867,788 Johnson Controls International
                PLC                                56,900,859
     493,958 nVent Electric PLC                    17,179,859
                                               --------------
                                                  129,527,904
                                               --------------
             ITALY -- 8.4%
     547,174 Enel S.p.A. (b)                        3,653,366
     823,542 Prysmian S.p.A. (b)                   27,948,039
   3,417,892 Terna Rete Elettrica Nazionale
                S.p.A. (b)                         29,350,556
                                               --------------
                                                   60,951,961
                                               --------------
             JAPAN -- 1.9%
       5,935 GS Yuasa Corp. (b)                       112,760
      78,924 Hitachi Ltd. (b)                       3,949,689
     130,999 Meidensha Corp. (b)                    2,709,438
      22,253 NEC Corp. (b)                            934,864
      20,425 NGK Insulators Ltd. (b)                  291,364
     170,790 Nissin Electric Co., Ltd. (b)          2,050,002
     127,426 Osaki Electric Co., Ltd. (b)             486,574
     200,070 Panasonic Corp. (b)                    1,943,096
      34,200 Takaoka Toko Co., Ltd. (b)               411,566
      28,986 Toshiba Corp. (b)                      1,101,279
                                               --------------
                                                   13,990,632
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JERSEY -- 7.1%
     435,503 Aptiv PLC (d)                     $   52,134,064
                                               --------------
             NETHERLANDS -- 1.5%
      70,316 Alfen Beheer BV (b) (d) (e) (f)        7,129,002
      18,840 NXP Semiconductors N.V.                3,486,907
       5,335 STMicroelectronics N.V.                  230,579
                                               --------------
                                                   10,846,488
                                               --------------
             PORTUGAL -- 0.5%
   1,143,194 REN - Redes Energeticas
                Nacionais SGPS S.A. (b)             3,599,786
                                               --------------
             SOUTH KOREA -- 4.2%
      15,676 Hyosung Heavy Industries
                Corp. (b) (d)                         784,408
      61,842 Samsung SDI Co., Ltd. (b)             30,097,867
                                               --------------
                                                   30,882,275
                                               --------------
             SPAIN -- 3.7%
   1,311,947 Red Electrica Corp., S.A. (b) (c)     26,935,770
                                               --------------
             SWITZERLAND -- 8.0%
   1,660,291 ABB Ltd. (b)                          53,861,033
      69,160 Landis+Gyr Group AG (b)                4,374,394
                                               --------------
                                                   58,235,427
                                               --------------
             TAIWAN -- 0.4%
      39,826 Advantech Co., Ltd. (b)                  510,315
   1,339,190 Chung-Hsin Electric & Machinery
                Manufacturing Corp. (b)             2,543,423
                                               --------------
                                                    3,053,738
                                               --------------
             UNITED KINGDOM -- 0.8%
     261,560 National Grid PLC (b)                  4,019,699
      79,094 SSE PLC (b)                            1,807,217
                                               --------------
                                                    5,826,916
                                               --------------
             UNITED STATES -- 30.6%
     104,733 Advanced Energy Industries, Inc.       9,015,417
      44,083 AES (The) Corp.                        1,134,256
      74,521 American Superconductor
                Corp. (d)                             567,105
      42,674 Analog Devices, Inc.                   7,048,891
       3,349 Arcosa, Inc.                             191,730
       1,510 AZZ, Inc.                                 72,842
       3,008 Belden, Inc.                             166,643
     252,696 Cisco Systems, Inc.                   14,090,329
       2,055 Digi International, Inc. (d)              44,224
      48,438 Emerson Electric Co.                   4,749,346
       3,027 EnerSys                                  225,723
     169,081 Enphase Energy, Inc. (d)              34,117,164
       1,590 ESCO Technologies, Inc.                  111,173
      92,771 Fluence Energy, Inc. (c) (d)           1,216,228
       4,941 Generac Holdings, Inc. (d)             1,468,762
      75,302 General Electric Co.                   6,890,133
      55,926 Honeywell International, Inc.         10,882,081
       3,816 Hubbell, Inc.                            701,266
      73,335 International Business Machines
                Corp.                               9,535,017
     114,952 Itron, Inc. (d)                        6,055,671
       1,711 Littelfuse, Inc.                         426,741

Page 58                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       4,363 MasTec, Inc. (d)                  $      380,017
      42,756 MYR Group, Inc. (d)                    4,020,774
      57,793 NVIDIA Corp.                          15,769,398
     126,303 Oracle Corp.                          10,449,047
       9,821 Preformed Line Products Co.              622,848
     258,727 Quanta Services, Inc.                 34,051,060
      88,240 SolarEdge Technologies, Inc. (d)      28,445,929
      16,191 Tesla, Inc. (d)                       17,447,422
      19,256 Trimble, Inc. (d)                      1,389,128
       1,510 Valmont Industries, Inc.                 360,286
       3,432 WESCO International, Inc. (d)            446,640
      34,738 Willdan Group, Inc. (d)                1,066,109
                                               --------------
                                                  223,159,400
                                               --------------
             TOTAL COMMON STOCKS
                -- 99.7%                          726,744,298
             (Cost $701,091,289)               --------------

             MONEY MARKET FUNDS -- 3.5%
  25,802,764 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.20% (g) (h)                      25,802,764
             (Cost $25,802,764)                --------------

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.4%
$  2,878,003 BNP Paribas S.A., 0.24% (g),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $2,878,022. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.25%, due 09/30/25.
                The value of the collateral
                including accrued interest is
                $2,932,252. (h)                     2,878,003
             (Cost $2,878,003)                 --------------

             TOTAL INVESTMENTS -- 103.6%          755,425,065
             (Cost $729,772,056)
             NET OTHER ASSETS AND
                LIABILITIES -- (3.6)%             (26,507,002)
                                               --------------
             NET ASSETS -- 100.0%              $  728,918,063
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $315,082,030 or 43.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $27,381,518 and the total value of the collateral held by the Fund is $28,680,767.

(d)   Non-income producing security.

(e)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(g)   Rate shown reflects yield as of March 31, 2022.

(h)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

                        See Notes to Financial Statements                Page 59


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   27,381,518
Non-cash Collateral(2)                            (27,381,518)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    2,878,003
Non-cash Collateral(4)                             (2,878,003)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
United States Dollar                                58.0%
Euro                                                25.7
Swiss Franc                                          7.7
South Korean Won                                     4.1
Japanese Yen                                         1.9
Danish Krone                                         0.8
British Pound Sterling                               0.8
New Taiwan Dollar                                    0.4
Hong Kong Dollar                                     0.3
Canadian Dollar                                      0.3
                                                   ------
     Total                                         100.0%
                                                   ======

Page 60                  See Notes to Financial Statements


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Canada........................................    $     2,036,426   $     2,036,426   $            --   $            --
  Chile.........................................          1,057,329         1,057,329                --                --
  Germany.......................................         16,388,888            29,659        16,359,229                --
  Ireland.......................................        129,527,904       129,527,904                --                --
  Jersey........................................         52,134,064        52,134,064                --                --
  Netherlands...................................         10,846,488         3,717,486         7,129,002                --
  United States.................................        223,159,400       223,159,400                --                --
  Other Country Categories*.....................        291,593,799                --       291,593,799                --
Money Market Funds..............................         25,802,764        25,802,764                --                --
Repurchase Agreements...........................          2,878,003                --         2,878,003                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   755,425,065   $   437,465,032   $   317,960,033   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 61


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.3%
             AUSTRALIA -- 17.5%
     300,855 Beach Energy Ltd. (b)             $      351,079
     137,538 BHP Group Ltd., ADR (c)               10,624,810
     348,910 Evolution Mining Ltd. (b)              1,151,583
     303,928 Fortescue Metals Group Ltd. (b)        4,671,943
      31,354 Mineral Resources Ltd. (b)             1,235,985
     135,128 St Barbara Ltd. (b)                      142,439
                                               --------------
                                                   18,177,839
                                               --------------
             BERMUDA -- 1.0%
     153,947 China Water Affairs Group
                Ltd. (b)                              167,762
     763,261 Kunlun Energy Co., Ltd. (b)              659,637
     295,813 Nine Dragons Paper Holdings
                 Ltd. (b)                             256,868
                                               --------------
                                                    1,084,267
                                               --------------
             BRAZIL -- 14.7%
      36,555 Cia de Saneamento de Minas
                Gerais-COPASA                         105,034
     315,020 Petroleo Brasileiro S.A., ADR          4,662,296
      18,748 SLC Agricola S.A.                        196,929
     513,120 Vale S.A., ADR                        10,257,269
                                               --------------
                                                   15,221,528
                                               --------------
             CANADA -- 9.0%
      90,302 Nutrien Ltd.                           9,390,505
                                               --------------
             CAYMAN ISLANDS -- 0.1%
     228,954 Lee & Man Paper Manufacturing
                Ltd. (b)                              118,792
                                               --------------
             CHINA -- 3.1%
     379,057 China Coal Energy Co., Ltd.,
                Class H (b)                           283,431
     653,447 China Shenhua Energy Co., Ltd.,
                Class H (b)                         2,080,052
     279,848 Yankuang Energy Group Co.,
                Ltd., Class H (b)                     827,424
                                               --------------
                                                    3,190,907
                                               --------------
             FRANCE -- 4.3%
       6,394 Imerys S.A. (b)                          274,330
     130,230 Veolia Environnement S.A. (b)          4,175,650
                                               --------------
                                                    4,449,980
                                               --------------
             INDIA -- 1.5%
       2,381 Bayer CropScience Ltd. (b)               155,830
     404,275 Coal India Ltd. (b)                      972,611
     218,320 NMDC Ltd. (b)                            464,904
                                               --------------
                                                    1,593,345
                                               --------------
             INDONESIA -- 0.5%
   2,712,637 Adaro Energy Indonesia Tbk
                PT (b)                                506,289
                                               --------------
             IRELAND -- 2.1%
      49,951 Smurfit Kappa Group PLC (b)            2,218,704
                                               --------------
             JAPAN -- 0.1%
      25,026 Itoham Yonekyu Holdings,
                Inc. (b)                              132,905
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             LUXEMBOURG -- 0.4%
       8,888 APERAM S.A. (b)                   $      392,824
                                               --------------
             MALAYSIA -- 0.3%
      83,200 PPB Group Bhd                            338,360
                                               --------------
             NORWAY -- 1.4%
      29,755 Yara International ASA (b)             1,488,004
                                               --------------
             PORTUGAL -- 0.2%
      41,327 Navigator (The) Co., S.A. (b)            153,847
                                               --------------
             SOUTH AFRICA -- 4.0%
      20,485 African Rainbow Minerals Ltd.            401,148
      46,762 Exxaro Resources Ltd. (b)                707,031
     163,418 Impala Platinum Holdings Ltd. (b)      2,515,380
      10,839 Kumba Iron Ore Ltd. (b)                  481,474
                                               --------------
                                                    4,105,033
                                               --------------
             SWEDEN -- 2.5%
      51,954 Boliden AB (b)                         2,620,831
                                               --------------
             TAIWAN -- 0.6%
     143,978 Taiwan Fertilizer Co., Ltd. (b)          366,336
     201,522 YFY, Inc. (b)                            239,024
                                               --------------
                                                      605,360
                                               --------------
             THAILAND -- 0.1%
     253,050 TTW PCL                                   84,477
                                               --------------
             UNITED KINGDOM -- 15.1%
      97,635 Ferrexpo PLC (b)                         237,051
      93,278 Mondi PLC (b)                          1,813,119
     123,591 Rio Tinto PLC, ADR                     9,936,716
      45,464 Severn Trent PLC (b)                   1,832,388
     129,736 United Utilities Group PLC (b)         1,910,424
                                               --------------
                                                   15,729,698
                                               --------------
             UNITED STATES -- 20.8%
       6,071 Andersons (The), Inc.                    305,128
      53,395 Archer-Daniels-Midland Co.             4,819,433
      39,859 CF Industries Holdings, Inc.           4,107,869
     153,946 Coterra Energy, Inc.                   4,151,924
      72,481 International Paper Co.                3,344,998
       5,374 SJW Group                                373,923
       6,784 Sylvamo Corp. (d)                        225,771
      48,166 Tyson Foods, Inc., Class A             4,317,119
                                               --------------
                                                   21,646,165
                                               --------------
             TOTAL COMMON STOCKS
                -- 99.3%                          103,249,660
             (Cost $92,413,488)                --------------

             MONEY MARKET FUNDS -- 7.3%
   7,576,525 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.20% (e) (f)                       7,576,525
             (Cost $7,576,525)                 --------------

Page 62                 See Notes to Financial Statements


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.8%
$    845,075 BNP Paribas S.A., 0.24% (e),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $845,080. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.25%, due 09/30/25.
                The value of the collateral
                including accrued interest is
                $861,004. (f)                  $      845,075
             (Cost $845,075)                   --------------

             TOTAL INVESTMENTS -- 107.4%          111,671,260
             (Cost $100,835,088)
             NET OTHER ASSETS AND
                LIABILITIES -- (7.4)%              (7,739,230)
                                               --------------
             NET ASSETS -- 100.0%              $  103,932,030
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $35,605,951 or 34.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,157,600 and the total value of the collateral held by the Fund is $8,421,600.

(d)   Non-income producing security.

(e)   Rate shown reflects yield as of March 31, 2022.

(f)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    8,157,600
Non-cash Collateral(2)                             (8,157,600)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      845,075
Non-cash Collateral(4)                               (845,075)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 63


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
United States Dollar                                67.1%
Australian Dollar                                    6.8
Euro                                                 6.5
British Pound Sterling                               5.2
Hong Kong Dollar                                     3.9
South African Rand                                   3.7
Swedish Krona                                        2.3
Indian Rupee                                         1.4
Norwegian Krone                                      1.3
New Taiwan Dollar                                    0.5
Indonesian Rupiah                                    0.5
Malaysian Ringgit                                    0.3
Brazilian Real                                       0.3
Japanese Yen                                         0.1
Thai Baht                                            0.1
                                                   ------
     Total                                         100.0%
                                                   ======

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Australia.....................................    $    18,177,839   $    10,624,810   $     7,553,029   $            --
  Brazil........................................         15,221,528        15,221,528                --                --
  Canada........................................          9,390,505         9,390,505                --                --
  Malaysia......................................            338,360           338,360                --                --
  South Africa..................................          4,105,033           401,148         3,703,885                --
  United Kingdom................................         15,729,698         9,936,716         5,792,982                --
  United States.................................         21,646,165        21,646,165                --                --
  Other Country Categories*.....................         18,640,532                --        18,640,532                --
Money Market Funds..............................          7,576,525         7,576,525                --                --
Repurchase Agreements...........................            845,075                --           845,075                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   111,671,260   $    75,135,757   $    36,535,503   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 64                 See Notes to Financial Statements


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 1.1%
      48,100 Incitec Pivot Ltd. (b)            $      136,158
       9,411 Nufarm Ltd. (b)                           44,339
                                               --------------
                                                      180,497
                                               --------------
             BERMUDA -- 2.4%
       3,502 Bunge Ltd.                               388,057
                                               --------------
             CANADA -- 8.3%
      13,148 Nutrien Ltd.                           1,359,025
                                               --------------
             CHILE -- 1.9%
       3,537 Sociedad Quimica y Minera de
                Chile S.A., ADR                       302,767
                                               --------------
             CHINA -- 0.1%
      42,907 China BlueChemical Ltd.,
                Class H (b)                            14,640
                                               --------------
             GERMANY -- 20.3%
      21,903 BASF SE (b)                            1,249,804
      23,428 Bayer AG (b)                           1,602,463
      11,542 Evonik Industries AG (b)                 320,205
       4,741 K+S AG (b) (c)                           142,641
                                               --------------
                                                    3,315,113
                                               --------------
             INDIA -- 6.9%
       1,116 Bayer CropScience Ltd. (b)                73,039
      10,306 Chambal Fertilisers and
                Chemicals Ltd. (b)                     57,046
       7,261 Coromandel International Ltd. (b)         76,348
       3,338 Escorts Ltd. (b)                          74,335
       3,850 Gujarat Narmada Valley
                Fertilizers & Chemicals
                Ltd. (b)                               42,628
      30,800 Mahindra & Mahindra Ltd. (b)             325,724
       3,756 PI Industries Ltd. (b)                   139,095
      12,346 Sumitomo Chemical India Ltd. (b)          72,791
       6,305 Tata Chemicals Ltd. (b)                   80,596
      18,922 UPL Ltd. (b)                             191,230
                                               --------------
                                                    1,132,832
                                               --------------
             ISRAEL -- 2.3%
      31,878 ICL Group Ltd. (b)                       378,952
                                               --------------
             JAPAN -- 6.8%
      29,700 Kubota Corp. (b)                         556,705
       5,000 Mitsui Chemicals, Inc. (b)               125,698
       3,600 Nissan Chemical Corp. (b)                211,168
       1,100 Sakata Seed Corp. (b)                     33,345
      41,000 Sumitomo Chemical Co., Ltd. (b)          187,731
                                               --------------
                                                    1,114,647
                                               --------------
             MALAYSIA -- 2.8%
     198,101 Petronas Chemicals Group Bhd             452,291
                                               --------------
             MEXICO -- 0.8%
      49,780 Orbia Advance Corp. SAB de CV            131,670
                                               --------------
             NETHERLANDS -- 4.4%
      33,539 CNH Industrial N.V.                      531,929
       5,219 OCI N.V. (b) (c)                         184,255
                                               --------------
                                                      716,184
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             NORWAY -- 1.9%
       6,309 Yara International ASA (b)        $      315,504
                                               --------------
             QATAR -- 4.0%
     126,134 Industries Qatar QSC (b)                 657,439
                                               --------------
             RUSSIA -- 0.0%
       1,918 PhosAgro PJSC (b) (d) (e)                  7,871
                                               --------------
             SINGAPORE -- 3.4%
     158,600 Wilmar International Ltd. (b)            549,267
                                               --------------
             SWITZERLAND -- 0.6%
         254 Bucher Industries AG (b)                 102,669
                                               --------------
             TAIWAN -- 0.4%
      24,271 Taiwan Fertilizer Co., Ltd. (b)           61,755
                                               --------------
             TURKEY -- 0.3%
       8,272 Gubre Fabrikalari TAS (c)                 44,992
                                               --------------
             UNITED STATES -- 31.0%
       1,845 AGCO Corp.                               269,425
         295 Alamo Group, Inc.                         42,418
       5,134 CF Industries Holdings, Inc.             529,110
         843 Compass Minerals International,
                Inc.                                   52,932
      13,241 Corteva, Inc.                            761,093
         265 CVR Partners, L.P. (f)                    36,562
       4,069 Deere & Co.                            1,690,507
       3,114 FMC Corp.                                409,709
         272 Lindsay Corp.                             42,707
       2,217 LSB Industries, Inc. (g)                  48,419
       9,122 Mosaic (The) Co.                         606,613
       1,376 Scotts Miracle-Gro (The) Co.             169,193
       1,110 SiteOne Landscape Supply,
                Inc. (c)                              179,476
       2,598 Toro (The) Co.                           222,103
                                               --------------
                                                    5,060,267
                                               --------------

             TOTAL INVESTMENTS -- 99.7%            16,286,439
             (Cost $15,494,903)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                    42,096
                                               --------------
             NET ASSETS -- 100.0%              $   16,328,535
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $8,015,441 or 49.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days

                        See Notes to Financial Statements                Page 65


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

      when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(e)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(f)   Security is a Master Limited Partnership ("MLP").

(g)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. There were no in-kind distributions received for the six months ended March 31, 2022.

ADR - American Depositary Receipt

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
United States Dollar                                38.6%
Euro                                                21.5
Canadian Dollar                                      8.3
Indian Rupee                                         7.0
Japanese Yen                                         6.8
Qatar Riyal                                          4.0
Singapore Dollar                                     3.4
Malaysian Ringgit                                    2.8
Israeli Shekel                                       2.3
Norwegian Krone                                      1.9
Australian Dollar                                    1.1
Mexican Peso                                         0.8
Swiss Franc                                          0.6
New Taiwan Dollar                                    0.4
Turkish Lira                                         0.3
Hong Kong Dollar                                     0.1
Russian Ruble                                        0.1
                                                   ------
     Total                                         100.0%
                                                   ======

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Bermuda.......................................    $       388,057   $       388,057   $            --   $            --
  Canada........................................          1,359,025         1,359,025                --                --
  Chile.........................................            302,767           302,767                --                --
  Malaysia......................................            452,291           452,291                --                --
  Mexico........................................            131,670           131,670                --                --
  Netherlands...................................            716,184           531,929           184,255                --
  Russia........................................              7,871                --                --             7,871
  Turkey........................................             44,992            44,992                --                --
  United States.................................          5,060,267         5,060,267                --                --
  Other Country Categories*.....................          7,823,315                --         7,823,315                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $    16,286,439   $     8,270,998   $     8,007,570   $         7,871
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Page 66                 See Notes to Financial Statements


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             BRAZIL -- 26.1%
      72,257 Ambev S.A., ADR                   $      233,390
      35,760 Americanas S.A.                          244,331
      74,807 B3 S.A. - Brasil Bolsa Balcao            246,526
      54,848 Banco Bradesco S.A., ADR                 254,495
      30,977 Banco do Brasil S.A.                     225,119
      31,369 Centrais Eletricas Brasileiras
                S.A.                                  250,238
      43,454 Cia Siderurgica Nacional S.A.            236,936
      42,839 Gerdau S.A. (Preference Shares)          276,413
      89,917 Hapvida Participacoes e
                Investimentos S.A. (b) (e)            225,121
      43,833 Itau Unibanco Holding S.A., ADR          250,287
     108,851 Itausa S.A. (Preference Shares)          246,461
      30,390 JBS S.A.                                 239,300
      18,962 Localiza Rent a Car S.A.                 243,783
      43,076 Lojas Renner S.A.                        249,894
     181,479 Magazine Luiza S.A.                      261,104
      47,114 Natura & Co. Holding S.A. (c)            258,080
      42,242 Petro Rio S.A. (c)                       212,672
      14,816 Petroleo Brasileiro S.A., ADR            219,277
      21,386 Rede D'Or Sao Luiz S.A. (b) (e)          225,132
      70,367 Rumo S.A. (c)                            274,607
      19,805 Suzano S.A.                              229,829
      11,450 Vale S.A., ADR                           228,886
      37,098 WEG S.A.                                 271,940
                                               --------------
                                                    5,603,821
                                               --------------
             CAYMAN ISLANDS -- 18.1%
       2,013 Alibaba Group Holding Ltd.,
                ADR (c)                               219,014
      13,851 ANTA Sports Products Ltd. (d)            171,822
       1,389 Baidu, Inc., ADR (c)                     183,765
       6,698 Bilibili, Inc., ADR (c)                  171,335
       2,956 JD.com, Inc., ADR (c)                    171,064
      10,907 KE Holdings, Inc., ADR (c)               134,920
      18,448 Kuaishou
                Technology (b) (c) (d) (e)            169,034
       6,953 Li Auto, Inc., ADR (c)                   179,457
      21,509 Li Ning Co., Ltd. (d)                    182,641
       9,558 Meituan, Class B (b) (c) (d) (e)         181,066
       2,221 NetEase, Inc., ADR                       199,201
       9,269 NIO, Inc., ADR (c)                       195,112
      13,282 Pagseguro Digital Ltd.,
                Class A (c)                           266,304
       4,082 Pinduoduo, Inc., ADR (c)                 163,729
      18,836 StoneCo., Ltd., Class A (c)              220,381
       8,847 Sunny Optical Technology Group
                Co., Ltd. (d)                         140,502
       3,886 Tencent Holdings Ltd. (d)                179,123
       8,200 Trip.com Group Ltd., ADR (c)             189,584
      25,541 Wuxi Biologics Cayman,
                Inc. (b) (c) (d) (e)                  202,811
     112,831 Xiaomi Corp.,
                Class B (b) (c) (d) (e)               197,164
       5,821 XPeng, Inc., ADR (c)                     160,601
                                               --------------
                                                    3,878,630
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CHINA -- 4.7%
       7,179 BYD Co., Ltd., Class H (d)        $      199,686
     281,843 China Construction Bank Corp.,
                Class H (d)                           211,119
      25,119 China Merchants Bank Co., Ltd.,
                Class H (d)                           195,537
     354,276 Industrial & Commercial Bank of
                China Ltd., Class H (d)               217,190
      27,148 Ping An Insurance (Group) Co. of
                China Ltd., Class H (d)               189,793
                                               --------------
                                                    1,013,325
                                               --------------
             INDIA -- 16.8%
       8,257 Dr. Reddy's Laboratories Ltd.,
                ADR                                   460,162
       7,095 HDFC Bank Ltd., ADR                      435,136
      22,654 ICICI Bank Ltd., ADR                     429,067
      19,638 Infosys Ltd., ADR                        488,790
       7,023 Reliance Industries Ltd.,
                GDR (b) (d)                           481,805
       6,849 State Bank of India, GDR (d) (e)         435,844
      14,562 Tata Motors Ltd., ADR (c) (f)            407,008
      60,504 Wipro Ltd., ADR                          466,486
                                               --------------
                                                    3,604,298
                                               --------------
             JERSEY -- 2.1%
       5,338 WNS (Holdings) Ltd., ADR (c)             456,346
                                               --------------
             MAURITIUS -- 4.0%
      26,651 Azure Power Global Ltd. (c) (f)          443,472
      15,708 MakeMyTrip Ltd. (c)                      421,446
                                               --------------
                                                      864,918
                                               --------------
             SOUTH KOREA -- 24.1%
       1,596 Celltrion, Inc. (d)                      224,707
      12,238 Doosan Heavy Industries &
                Construction Co., Ltd. (c) (d)        203,703
         678 Ecopro BM Co., Ltd. (d)                  219,108
       1,455 Hyundai Motor Co. (d)                    214,672
       2,705 Kakao Corp.                              237,682
       3,463 Kakao Games Corp. (c) (d)                220,781
       5,303 KakaoBank Corp. (c) (d)                  223,974
       4,264 KB Financial Group, Inc. (d)             213,686
       3,449 Kia Corp. (d)                            208,900
         863 Krafton, Inc. (c) (d)                    194,423
       1,305 L&F Co., Ltd. (c) (d)                    240,150
         451 LG Chem Ltd. (d)                         197,072
       2,061 LG Electronics, Inc. (d)                 202,727
         778 LG Innotek Co., Ltd. (d)                 245,646
         800 NAVER Corp. (d)                          222,343
         574 NCSoft Corp. (d)                         220,133
         893 POSCO Holdings, Inc. (d)                 214,207
       1,533 Samsung Electro-Mechanics Co.,
                Ltd. (d)                              206,411
       3,531 Samsung Electronics Co., Ltd. (d)        202,054
         465 Samsung SDI Co., Ltd. (d)                226,311
       1,744 SK Bioscience Co., Ltd. (c) (d)          223,730
       2,061 SK Hynix, Inc. (d)                       198,267
       1,271 SK Innovation Co., Ltd. (d) (g)          222,952

                        See Notes to Financial Statements                Page 67


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
       2,333 Wemade Co., Ltd. (d)              $      195,395
                                               --------------
                                                    5,179,034
                                               --------------
             UNITED KINGDOM -- 2.1%
      55,832 ReNew Energy Global PLC,
                Class A (c)                           458,939
                                               --------------
             UNITED STATES -- 1.5%
       7,983 Coupang, Inc. (c)                        141,139
       4,070 Yum China Holdings, Inc.                 169,068
                                               --------------
                                                      310,207
                                               --------------
             TOTAL COMMON STOCKS
                -- 99.5%                           21,369,518
             (Cost $21,450,971)                --------------

             MONEY MARKET FUNDS -- 2.7%
     579,638 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.20% (h) (i)                         579,638
             (Cost $579,638)                   --------------

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.3%
$     64,652 BNP Paribas S.A., 0.24% (h),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $64,652. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.25%, due 09/30/25.
                The value of the collateral
                including accrued interest is
                $65,871. (i)                           64,652
             (Cost $64,652)                    --------------

             TOTAL INVESTMENTS -- 102.5%           22,013,808
             (Cost $22,095,261)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.5)%                (541,609)
                                               --------------
             NET ASSETS -- 100.0%              $   21,472,199
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   Non-income producing security.

(d)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $8,296,489 or 38.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $607,820 and the total value of the collateral held by the Fund is $644,290.

(g)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. For the six months ended March 31, 2022, the Fund received
      16 PIK shares of SK Innovation Co., Ltd.

(h)   Rate shown reflects yield as of March 31, 2022.

(i)   This security serves as collateral for securities on loan.

ADR   -American Depositary Receipt

GDR   -Global Depositary Receipt

Page 68                 See Notes to Financial Statements


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      607,820
Non-cash Collateral(2)                               (607,820)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       64,652
Non-cash Collateral(4)                                (64,652)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
 United States Dollar                               45.3%
 South Korean Won                                   23.5
 Brazilian Real                                     20.1
 Hong Kong Dollar                                   11.1
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 69


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Cayman Islands................................    $     3,878,630   $     2,454,467   $     1,424,163   $            --
  China.........................................          1,013,325                --         1,013,325                --
  India.........................................          3,604,298         2,686,649           917,649                --
  South Korea...................................          5,179,034           237,682         4,941,352                --
  Other Country Categories*.....................          7,694,231         7,694,231                --                --
Money Market Funds..............................            579,638           579,638                --                --
Repurchase Agreements...........................             64,652                --            64,652                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $    22,013,808   $    13,652,667   $     8,361,141   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 70                 See Notes to Financial Statements


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 98.4%
             AUSTRALIA -- 0.6%
   2,030,975 Telstra Corp., Ltd. (b)           $    6,000,443
                                               --------------
             BRAZIL -- 0.8%
     687,190 Telefonica Brasil S.A., ADR (c)        7,730,888
                                               --------------
             CANADA -- 2.2%
     113,999 BCE, Inc.                              6,319,346
     129,577 Rogers Communications, Inc.,
                Class B                             7,334,215
     256,969 TELUS Corp.                            6,713,280
                                               --------------
                                                   20,366,841
                                               --------------
             CAYMAN ISLANDS -- 1.9%
     224,894 GDS Holdings Ltd., ADR (c) (d)         8,827,089
   4,865,352 Xiaomi Corp.,
                Class B (b) (d) (e) (f)             8,501,842
                                               --------------
                                                   17,328,931
                                               --------------
             CHINA -- 2.2%
 102,593,983 China Tower Corp., Ltd.,
                Class H (b) (e) (f)                11,484,611
   4,290,250 ZTE Corp., Class H (b)                 8,690,559
                                               --------------
                                                   20,175,170
                                               --------------
             FINLAND -- 2.5%
     200,972 Elisa OYJ (b)                         12,120,030
   2,021,199 Nokia OYJ, ADR (d)                    11,035,747
                                               --------------
                                                   23,155,777
                                               --------------
             FRANCE -- 0.7%
     567,740 Orange S.A.                            6,722,815
                                               --------------
             GERMANY -- 2.3%
     327,101 Deutsche Telekom AG (b)                6,092,004
     265,250 Infineon Technologies AG (b)           8,973,465
   2,205,071 Telefonica Deutschland Holding
                AG (b)                              5,997,376
                                               --------------
                                                   21,062,845
                                               --------------
             GUERNSEY -- 1.5%
     169,157 Amdocs Ltd.                           13,906,397
                                               --------------
             HONG KONG -- 1.3%
  11,039,184 Lenovo Group Ltd. (b)                 11,958,269
                                               --------------
             INDIA -- 7.0%
     621,454 Bharti Airtel Ltd. (b) (d)             6,161,378
     782,394 HCL Technologies Ltd. (b)             11,957,208
     520,726 Infosys Ltd., ADR                     12,960,870
     253,835 Tata Consultancy Services Ltd. (b)    12,474,822
     567,434 Tech Mahindra Ltd. (b)                11,164,260
   1,390,010 Wipro Ltd., ADR                       10,716,977
                                               --------------
                                                   65,435,515
                                               --------------
             ITALY -- 1.7%
   1,064,808 Infrastrutture Wireless Italiane
                S.p.A. (b) (e) (f)                 11,919,788
  11,792,033 Telecom Italia S.p.A. (b)              4,329,207
                                               --------------
                                                   16,248,995
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN -- 10.0%
      69,432 Fujitsu Ltd. (b)                  $   10,402,700
     197,748 KDDI Corp. (b)                         6,483,493
     191,871 Kyocera Corp. (b)                     10,736,995
     933,565 Mitsubishi Electric Corp. (b)         10,706,920
     254,359 NEC Corp. (b)                         10,685,800
     441,166 Nippon Telegraph & Telephone
                Corp. (b)                          12,817,596
     936,959 Renesas Electronics Corp. (b) (d)     10,856,515
     907,498 SoftBank Corp. (b)                    10,584,252
      97,576 Sony Group Corp. (b)                  10,038,201
                                               --------------
                                                   93,312,472
                                               --------------
             MALAYSIA -- 0.6%
   6,013,155 DiGi.Com Bhd (b)                       5,567,996
                                               --------------
             NETHERLANDS -- 2.2%
      53,764 NXP Semiconductors N.V.                9,950,641
     250,154 STMicroelectronics N.V. (b)           10,831,865
                                               --------------
                                                   20,782,506
                                               --------------
             NEW ZEALAND -- 0.7%
   1,954,011 Spark New Zealand Ltd. (b)             6,183,706
                                               --------------
             NORWAY -- 0.6%
     395,454 Telenor ASA (b)                        5,674,579
                                               --------------
             PHILIPPINES -- 1.1%
      86,335 Globe Telecom, Inc. (b)                4,237,205
     171,095 PLDT, Inc., ADR (c)                    6,012,278
                                               --------------
                                                   10,249,483
                                               --------------
             QATAR -- 0.7%
   3,119,040 Ooredoo QPSC                           6,091,196
                                               --------------
             RUSSIA -- 0.0%
     739,978 Mobile TeleSystems PJSC,
                ADR (b) (g) (h)                       263,761
                                               --------------
             SINGAPORE -- 0.7%
   3,274,752 Singapore Telecommunications
                Ltd. (b)                            6,358,748
                                               --------------
             SOUTH AFRICA -- 1.6%
     591,716 MTN Group Ltd. (b)                     7,656,288
     705,276 Vodacom Group Ltd.                     7,722,441
                                               --------------
                                                   15,378,729
                                               --------------
             SOUTH KOREA -- 4.1%
     445,875 KT Corp., ADR                          6,393,848
     115,578 LG Electronics, Inc. (b)              11,368,642
     181,796 Samsung Electronics Co., Ltd. (b)     10,402,909
      92,016 Samsung SDS Co., Ltd. (b)             10,439,260
                                               --------------
                                                   38,604,659
                                               --------------
             SPAIN -- 1.2%
      99,048 Cellnex Telecom S.A. (b) (e) (f)       4,766,652
   1,408,788 Telefonica S.A. (b)                    6,827,387
                                               --------------
                                                   11,594,039
                                               --------------
             SWEDEN -- 2.5%
     419,139 Tele2 AB, Class B (b)                  6,335,621
   1,168,293 Telefonaktiebolaget LM Ericsson,
                Class B (b) (c)                    10,649,626

                        See Notes to Financial Statements                Page 71


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN (CONTINUED)
   1,537,252 Telia Co., AB (b) (c)             $    6,163,938
                                               --------------
                                                   23,149,185
                                               --------------
             SWITZERLAND -- 0.7%
      10,696 Swisscom AG (b)                        6,426,225
                                               --------------
             TAIWAN -- 7.7%
   3,208,832 ASE Technology Holding Co.,
                Ltd. (b)                           11,434,560
   1,421,370 Chunghwa Telecom Co., Ltd. (b)         6,295,071
   1,246,309 Delta Electronics, Inc. (b)           11,555,438
     308,313 MediaTek, Inc. (b)                     9,594,866
   3,394,261 Taiwan Mobile Co., Ltd. (b)           12,420,755
     101,312 Taiwan Semiconductor
                Manufacturing Co., Ltd., ADR       10,562,789
   5,240,029 United Microelectronics Corp. (b)      9,622,918
                                               --------------
                                                   71,486,397
                                               --------------
             THAILAND -- 0.7%
     910,400 Advanced Info Service PCL (b)          6,361,246
                                               --------------
             UNITED ARAB EMIRATES -- 0.7%
     616,889 Emirates Telecommunications
                Group Co. PJSC (b)                  6,212,211
                                               --------------
             UNITED KINGDOM -- 2.0%
   5,189,208 BT Group PLC (b)                      12,372,646
   3,929,822 Vodafone Group PLC (b)                 6,444,048
                                               --------------
                                                   18,816,694
                                               --------------
             UNITED STATES -- 35.9%
     185,835 Advanced Micro Devices, Inc. (d)      20,319,199
      44,660 American Tower Corp.                  11,219,485
      65,912 Analog Devices, Inc.                  10,887,344
      69,355 Apple, Inc.                           12,110,077
      94,097 Arista Networks, Inc. (d)             13,077,601
     256,125 AT&T, Inc.                             6,052,234
      20,755 Broadcom, Inc.                        13,069,008
     168,320 Ciena Corp. (d)                       10,205,242
     210,375 Cisco Systems, Inc.                   11,730,510
      63,844 Crown Castle International Corp.      11,785,602
      72,793 Digital Realty Trust, Inc.            10,322,047
      15,152 Equinix, Inc.                         11,237,026
      53,342 F5, Inc. (d)                          11,145,811
     787,187 Hewlett Packard Enterprise Co.        13,153,895
     239,835 Intel Corp.                           11,886,223
      97,980 International Business Machines
                Corp.                              12,739,360
     369,795 Juniper Networks, Inc.                13,741,582
      60,349 Keysight Technologies, Inc. (d)        9,533,332
     124,849 Lumentum Holdings, Inc. (d)           12,185,262
     134,472 Marvell Technology, Inc.               9,642,987
     139,757 Microchip Technology, Inc.            10,501,341
     142,557 Micron Technology, Inc.               11,103,765
      39,713 NVIDIA Corp.                          10,836,089
      75,882 Qorvo, Inc. (d)                        9,416,956
      66,426 QUALCOMM, Inc.                        10,151,221
      34,303 SBA Communications Corp.              11,803,662
      75,185 Skyworks Solutions, Inc.              10,020,657

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
      51,536 T-Mobile US, Inc. (d)             $    6,614,646
     117,136 Verizon Communications, Inc.           5,966,908
     107,354 VMware, Inc., Class A                 12,224,400
                                               --------------
                                                  334,683,472
                                               --------------
             TOTAL COMMON STOCKS
                -- 98.4%                          917,290,190
             (Cost $818,595,303)               --------------

             MONEY MARKET FUNDS -- 3.1%
  28,862,942 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.20% (i) (j)                      28,862,942
             (Cost $28,862,942)                --------------

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.3%
$  3,219,330 BNP Paribas S.A., 0.24% (i),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $3,219,352. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.25%, due 09/30/25.
                The value of the collateral
                including accrued interest is
                $3,280,013. (j)                     3,219,330
             (Cost $3,219,330)                 --------------

             TOTAL INVESTMENTS -- 101.8%          949,372,462
             (Cost $850,677,575)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.8)%             (17,108,213)
                                               --------------
             NET ASSETS -- 100.0%              $  932,264,249
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $443,605,901 or 47.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

Page 72                 See Notes to Financial Statements


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $30,017,259 and the total value of the collateral held by the Fund is $32,082,272.

(d)   Non-income producing security.

(e)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(g)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(i)   Rate shown reflects yield as of March 31, 2022.

(j)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   30,017,259
Non-cash Collateral(2)                            (30,017,259)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    3,219,330
Non-cash Collateral(4)                             (3,219,330)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 73


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
United States Dollar                                49.0%
Japanese Yen                                         9.8
Euro                                                 8.3
New Taiwan Dollar                                    6.4
Indian Rupee                                         4.4
Hong Kong Dollar                                     4.3
South Korean Won                                     3.4
Swedish Krona                                        2.4
Canadian Dollar                                      2.1
British Pound Sterling                               2.0
South African Rand                                   1.6
Swiss Franc                                          0.7
Thai Baht                                            0.7
Singapore Dollar                                     0.7
United Arab Emirates Dirham                          0.7
New Zealand Dollar                                   0.7
Qatar Riyal                                          0.6
Australian Dollar                                    0.6
Norwegian Krone                                      0.6
Malaysian Ringgit                                    0.6
Philippine Peso                                      0.4
                                                   ------
     Total                                         100.0%
                                                   ======

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Brazil........................................    $     7,730,888   $     7,730,888   $            --   $            --
  Canada........................................         20,366,841        20,366,841                --                --
  Cayman Islands................................         17,328,931         8,827,089         8,501,842                --
  Finland.......................................         23,155,777        11,035,747        12,120,030                --
  France........................................          6,722,815         6,722,815                --                --
  Guernsey......................................         13,906,397        13,906,397                --                --
  India.........................................         65,435,515        23,677,847        41,757,668                --
  Netherlands...................................         20,782,506         9,950,641        10,831,865                --
  Philippines...................................         10,249,483         6,012,278         4,237,205                --
  Qatar.........................................          6,091,196         6,091,196                --                --
  Russia........................................            263,761                --                --           263,761
  South Africa..................................         15,378,729         7,722,441         7,656,288                --
  South Korea...................................         38,604,659         6,393,848        32,210,811                --
  Taiwan........................................         71,486,397        10,562,789        60,923,608                --
  United States.................................        334,683,472       334,683,472                --                --
  Other Country Categories*.....................        265,102,823                --       265,102,823                --
Money Market Funds..............................         28,862,942        28,862,942                --                --
Repurchase Agreements...........................          3,219,330                --         3,219,330                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   949,372,462   $   502,547,231   $   446,561,470   $       263,761
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Page 74                 See Notes to Financial Statements


FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             AUSTRALIA -- 2.0%
      45,608 Allkem Ltd. (b) (c)               $      384,950
     660,597 ioneer Ltd. (b) (c)                      337,769
     326,245 Nickel Mines Ltd. (b)                    309,037
     142,569 Pilbara Minerals Ltd. (b) (c)            336,824
                                               --------------
                                                    1,368,580
                                               --------------
             AUSTRIA -- 0.5%
      21,971 ams-OSRAM AG (b) (c)                     336,310
                                               --------------
             BELGIUM -- 0.5%
       3,186 Solvay S.A. (b)                          314,000
                                               --------------
             CANADA -- 1.4%
      13,537 First Quantum Minerals Ltd.              468,649
      12,917 Lithium Americas Corp. (c) (d)           497,710
                                               --------------
                                                      966,359
                                               --------------
             CAYMAN ISLANDS -- 4.3%
       2,493 Ambarella, Inc. (c)                      261,565
       4,099 Baidu, Inc., ADR (c)                     542,298
     150,571 Geely Automobile Holdings
                Ltd. (b)                              233,237
      30,607 Himax Technologies, Inc.,
                ADR (d)                               332,392
      12,612 Li Auto, Inc., ADR (c)                   325,516
      17,423 NIO, Inc., ADR (c)                       366,754
      26,383 Niu Technologies, ADR (c)                254,860
      10,581 XPeng, Inc., ADR (c)                     291,930
     223,633 Yadea Group Holdings
                 Ltd. (b) (e) (f)                     342,574
                                               --------------
                                                    2,951,126
                                               --------------
             CHILE -- 0.9%
       6,986 Sociedad Quimica y Minera de
                Chile S.A., ADR                       598,002
                                               --------------
             CHINA -- 2.6%
      30,945 BYD Co., Ltd., Class H (b)               860,744
      25,668 Ganfeng Lithium Co., Ltd.,
                Class H (b) (e) (f)                   361,120
     192,599 Great Wall Motor Co., Ltd.,
                Class H (b)                           302,281
     363,156 Guangzhou Automobile Group
                Co., Ltd., Class H (b)                299,451
                                               --------------
                                                    1,823,596
                                               --------------
             GERMANY -- 5.4%
       4,031 Bayerische Motoren Werke
                AG (b)                                348,351
       3,498 Continental AG (b) (c)                   250,760
      14,182 Infineon Technologies AG (b)             479,780
       9,042 Mercedes-Benz Group AG (b)               634,657
       3,800 Porsche Automobil Holding SE
                (Preference Shares) (b)               365,539
       7,435 Volkswagen AG
                (Preference Shares) (b)             1,277,722
       2,387 Wacker Chemie AG (b)                     406,267
                                               --------------
                                                    3,763,076
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INDIA -- 0.5%
      11,414 Tata Motors Ltd., ADR (c) (d)     $      319,021
                                               --------------
             JAPAN -- 8.5%
       9,200 Aisin Corp. (b)                          314,434
       6,200 Denso Corp. (b)                          395,561
      21,364 Honda Motor Co., Ltd. (b)                605,581
      68,509 Nissan Motor Co., Ltd. (b) (c)           304,408
      33,700 Panasonic Corp. (b)                      327,297
      30,600 Renesas Electronics Corp. (b) (c)        354,561
      19,910 Subaru Corp. (b)                         316,230
      19,700 Tanaka Chemical Corp. (b) (c)            276,805
     165,260 Toyota Motor Corp. (b)                 2,980,961
                                               --------------
                                                    5,875,838
                                               --------------
             JERSEY -- 0.5%
       3,186 Aptiv PLC (c)                            381,396
                                               --------------
             NETHERLANDS -- 2.5%
       4,255 Alfen Beheer BV (b) (c) (e) (f)          431,394
       2,756 NXP Semiconductors N.V.                  510,081
      27,535 Stellantis N.V. (b)                      445,780
       7,731 STMicroelectronics N.V. (b)              334,758
       7,416 Yandex N.V.,
                Class A (b) (c) (g) (h)                 9,103
                                               --------------
                                                    1,731,116
                                               --------------
             SOUTH KOREA -- 8.1%
       1,039 Ecopro BM Co., Ltd. (b)                  335,771
       2,191 Hyundai Motor Co. (b)                    323,262
       4,054 Iljin Materials Co., Ltd. (b)            319,493
       5,420 Kia Corp. (b)                            328,280
         610 LG Chem Ltd. (b)                         266,550
       3,122 LX Semicon Co., Ltd. (b)                 369,589
      53,162 Samsung Electronics Co., Ltd. (b)      3,042,088
         691 Samsung SDI Co., Ltd. (b)                336,303
       2,959 SK IE Technology Co.,
                Ltd. (b) (c) (e) (f)                  304,861
                                               --------------
                                                    5,626,197
                                               --------------
             SWEDEN -- 0.6%
      23,980 Volvo AB, Class B (b)                    447,355
                                               --------------
             TAIWAN -- 4.5%
      84,038 Coremax Corp. (b)                        469,903
      25,094 Taiwan Semiconductor
                Manufacturing Co., Ltd., ADR        2,616,300
                                               --------------
                                                    3,086,203
                                               --------------
             UNITED STATES -- 56.8%
      18,950 Advanced Micro Devices, Inc. (c)       2,071,993
       1,650 Albemarle Corp.                          364,897
      12,596 Allegro MicroSystems, Inc. (c)           357,726
       1,260 Alphabet, Inc., Class A (c)            3,504,501
       6,318 Analog Devices, Inc.                   1,043,607
      20,285 Apple, Inc.                            3,541,964
       3,633 Autoliv, Inc.                            277,707
      16,932 Blink Charging Co. (c) (d)               448,021
       7,781 BorgWarner, Inc.                         302,681
       5,144 Cerence, Inc. (c)                        185,698
      26,241 ChargePoint Holdings, Inc. (c) (d)       521,671

                        See Notes to Financial Statements                Page 75


FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       4,190 Cirrus Logic, Inc. (c)            $      355,270
       1,644 Cummins, Inc.                            337,201
      44,052 EVgo, Inc. (c) (d)                       566,509
      47,072 Ford Motor Co.                           795,988
      15,049 General Motors Co. (c)                   658,243
      10,976 Gentex Corp.                             320,170
      63,576 Intel Corp.                            3,150,827
       2,035 Lear Corp.                               290,171
      15,828 Livent Corp. (c)                         412,636
      24,610 Luminar Technologies, Inc. (c) (d)       384,654
       8,342 Marvell Technology, Inc.                 598,205
       6,012 MaxLinear, Inc. (c)                      350,800
       5,817 Microchip Technology, Inc.               437,089
      12,530 Micron Technology, Inc.                  975,962
      76,548 Microvast Holdings, Inc. (c) (d)         512,872
      13,143 NVIDIA Corp.                           3,586,199
       6,004 ON Semiconductor Corp. (c)               375,910
      94,657 Ouster, Inc. (c) (d)                     425,956
      16,232 Plug Power, Inc. (c)                     464,398
       2,645 Qorvo, Inc. (c)                          328,244
      18,995 QUALCOMM, Inc.                         2,902,816
      13,931 Rambus, Inc. (c)                         444,260
       2,081 Silicon Laboratories, Inc. (c)           312,566
       1,692 SiTime Corp. (c)                         419,311
       2,543 Skyworks Solutions, Inc.                 338,931
       1,595 Synaptics, Inc. (c)                      318,203
       3,386 Tesla, Inc. (c)                        3,648,754
      10,334 Texas Instruments, Inc.                1,896,082
      92,845 Velodyne Lidar, Inc. (c) (d)             237,683
      98,751 Workhorse Group, Inc. (c) (d)            493,755
      21,081 Xperi Holding Corp.                      365,123
                                               --------------
                                                   39,325,254
                                               --------------
             TOTAL COMMON STOCKS
                -- 99.6%                           68,913,429
             (Cost $67,339,706)                --------------

             MONEY MARKET FUNDS -- 5.2%
   3,618,077 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.20% (i) (j)                       3,618,077
             (Cost $3,618,077)                 --------------

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.6%
$    403,555 BNP Paribas S.A., 0.24% (i),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $403,558. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.25%, due 09/30/25.
                The value of the collateral
                including accrued interest is
                $411,162. (j)                         403,555
             (Cost $403,555)                   --------------

             DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 105.4%       $   72,935,061
             (Cost $71,361,338)
             NET OTHER ASSETS AND
                LIABILITIES -- (5.4)%              (3,764,425)
                                               --------------
             NET ASSETS -- 100.0%              $   69,170,636
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $21,821,701 or 31.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,901,797 and the total value of the collateral held by the Fund is $4,021,632.

(e)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(g)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(i)   Rate shown reflects yield as of March 31, 2022.

(j)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

Page 76                 See Notes to Financial Statements


FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    3,901,797
Non-cash Collateral(2)                             (3,901,797)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      403,555
Non-cash Collateral(4)                               (403,555)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
United States Dollar                                68.8%
Japanese Yen                                         8.1
South Korean Won                                     7.7
Euro                                                 7.2
Hong Kong Dollar                                     3.3
Australian Dollar                                    1.9
Canadian Dollar                                      1.3
New Taiwan Dollar                                    0.6
Swedish Krona                                        0.6
Swiss Franc                                          0.5
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 77


FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Canada........................................    $       966,359   $       966,359   $            --   $            --
  Cayman Islands................................          2,951,126         2,375,315           575,811                --
  Chile.........................................            598,002           598,002                --                --
  India.........................................            319,021           319,021                --                --
  Jersey........................................            381,396           381,396                --                --
  Netherlands...................................          1,731,116           510,081         1,211,932             9,103
  Taiwan........................................          3,086,203         2,616,300           469,903                --
  United States.................................         39,325,254        39,325,254                --                --
  Other Country Categories*.....................         19,554,952                --        19,554,952                --
Money Market Funds..............................          3,618,077         3,618,077                --                --
Repurchase Agreements...........................            403,555                --           403,555                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $    72,935,061   $    50,709,805   $    22,216,153   $         9,103
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Page 78                 See Notes to Financial Statements


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             CANADA -- 2.1%
     673,553 Open Text Corp.                   $   28,558,647
     126,609 Shopify, Inc., Class A (b)            85,582,620
                                               --------------
                                                  114,141,267
                                               --------------
             CAYMAN ISLANDS -- 3.4%
   1,671,240 Alibaba Group Holding Ltd.,
                ADR (b)                           181,830,912
                                               --------------
             GERMANY -- 1.1%
     520,515 SAP SE, ADR (c)                       57,756,344
                                               --------------
             ISRAEL -- 1.2%
     639,873 Wix.com Ltd. (b)                      66,841,134
                                               --------------
             NETHERLANDS -- 0.6%
     338,139 Elastic N.V. (b)                      30,077,464
                                               --------------
             UNITED KINGDOM -- 1.6%
     287,516 Atlassian Corp. PLC, Class A (b)      84,480,826
                                               --------------
             UNITED STATES -- 90.0%
     187,947 Adobe, Inc. (b)                       85,632,412
   1,082,565 Akamai Technologies, Inc. (b)        129,247,435
      65,083 Alphabet, Inc., Class A (b)          181,018,602
      57,244 Amazon.com, Inc. (b)                 186,612,578
     618,530 Anaplan, Inc. (b)                     40,235,377
     258,969 Appfolio, Inc., Class A (b)           29,317,881
     961,277 Appian Corp. (b)                      58,464,867
   1,513,414 AppLovin Corp., Class A (b)           83,343,709
   1,432,394 Arista Networks, Inc. (b)            199,074,118
     534,766 Asana, Inc., Class A (b)              21,374,597
     281,968 Avalara, Inc. (b)                     28,058,636
     468,867 Blackbaud, Inc. (b)                   28,071,067
     389,055 Blackline, Inc. (b)                   28,486,607
   1,144,070 Box, Inc., Class A (b)                33,246,674
   2,101,462 Cisco Systems, Inc.                  117,177,521
   1,006,685 Cloudflare, Inc., Class A (b)        120,500,195
   2,054,192 Confluent, Inc., Class A (b)          84,221,872
   1,390,589 Couchbase, Inc. (b) (c)               24,224,060
     242,125 Coupa Software, Inc. (b)              24,607,164
     150,093 Crowdstrike Holdings, Inc.,
                Class A (b)                        34,083,118
     181,860 Datadog, Inc., Class A (b)            27,546,334
   2,963,552 DigitalOcean Holdings, Inc. (b)      171,441,483
     247,403 DocuSign, Inc. (b)                    26,501,809
   1,316,838 Domo, Inc., Class B (b)               66,592,498
   1,291,306 Dropbox, Inc., Class A (b)            30,022,865
     741,390 Everbridge, Inc. (b)                  32,354,260
   4,725,750 Fastly, Inc., Class A (b)             82,133,535
   5,521,291 Hewlett Packard Enterprise Co.        92,260,773
     167,424 HubSpot, Inc. (b)                     79,516,355
     717,484 International Business Machines
                Corp.                              93,287,270
      61,768 Intuit, Inc.                          29,700,525
  14,140,757 Lumen Technologies, Inc.             159,366,331
     588,364 Microsoft Corp.                      181,398,505
     198,416 MicroStrategy, Inc.,
                Class A (b) (c)                    96,493,669
     383,517 MongoDB, Inc. (b)                    170,124,306
   1,121,444 NetApp, Inc.                          93,079,852

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
   2,314,041 Oracle Corp.                      $  191,440,612
      49,303 Palo Alto Networks, Inc. (b)          30,691,611
      86,377 Paycom Software, Inc. (b)             29,919,265
     137,917 Paylocity Holding Corp. (b)           28,379,181
   6,777,092 Pure Storage, Inc., Class A (b)      239,299,119
     450,417 Q2 Holdings, Inc. (b)                 27,768,208
     966,031 Qualtrics International, Inc.,
                Class A (b)                        27,580,185
     233,816 Qualys, Inc. (b)                      33,297,737
  15,794,953 Rackspace Technology, Inc. (b) (c)   176,271,675
     671,808 RingCentral, Inc., Class A (b)        78,742,616
     417,514 salesforce.com, Inc. (b)              88,646,572
     151,573 ServiceNow, Inc. (b)                  84,409,488
     551,057 Smartsheet, Inc., Class A (b)         30,186,902
     110,293 Snowflake, Inc., Class A (b)          25,271,435
     744,272 Splunk, Inc. (b)                     110,606,262
     450,000 Sprout Social, Inc., Class A (b)      36,054,000
     989,520 Squarespace, Inc., Class A (b)        25,351,502
   1,427,857 Toast, Inc., Class A (b) (c)          31,027,333
     343,405 Trade Desk (The), Inc.,
                Class A (b)                        23,780,796
     502,858 Twilio, Inc., Class A (b)             82,876,027
     127,920 Veeva Systems, Inc., Class A (b)      27,177,883
   1,498,446 VMware, Inc., Class A                170,628,046
     127,920 Workday, Inc., Class A (b)            30,631,723
     834,749 Workiva, Inc. (b)                     98,500,382
     251,136 Zendesk, Inc. (b)                     30,209,149
     220,962 Zoom Video Communications,
                Inc., Class A (b)                  25,903,375
     122,513 Zscaler, Inc. (b)                     29,559,937
   1,930,147 Zuora, Inc., Class A (b)              28,913,602
                                               --------------
                                                4,811,943,483
                                               --------------
             TOTAL COMMON STOCKS
                -- 100.0%                       5,347,071,430
             (Cost $5,145,325,493)             --------------

             MONEY MARKET FUNDS -- 2.5%
 134,129,399 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.20% (d) (e)                     134,129,399
             (Cost $134,129,399)               --------------

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.3%
$ 14,960,597 BNP Paribas S.A., 0.24% (d),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $14,960,697. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.25%, due 09/30/25.
                The value of the collateral
                including accrued interest is
                $15,242,597. (e)                   14,960,597
             (Cost $14,960,597)                --------------

                        See Notes to Financial Statements                Page 79


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

             DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 102.8%       $5,496,161,426
             (Cost $5,294,415,489)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.8)%            (149,745,079)
                                               --------------
             NET ASSETS -- 100.0%              $5,346,416,347
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $141,356,084 and the total value of the collateral held by the Fund is $149,089,996.

(d)   Rate shown reflects yield as of March 31, 2022.

(e)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $  141,356,084
Non-cash Collateral(2)                           (141,356,084)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $   14,960,597
Non-cash Collateral(4)                            (14,960,597)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 80                 See Notes to Financial Statements


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks*..................................    $ 5,347,071,430   $ 5,347,071,430   $            --   $            --
Money Market Funds..............................        134,129,399       134,129,399                --                --
Repurchase Agreements...........................         14,960,597                --        14,960,597                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $ 5,496,161,426   $ 5,481,200,829   $    14,960,597   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 81


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             AUSTRALIA -- 4.1%
     135,895 Macquarie Group Ltd.              $   20,670,610
     194,268 Netwealth Group Ltd. (b)               2,157,287
                                               --------------
                                                   22,827,897
                                               --------------
             BERMUDA -- 1.2%
   1,821,230 AutoStore Holdings Ltd. (b) (c)        6,598,645
                                               --------------
             BRAZIL -- 2.9%
   2,529,340 Hapvida Participacoes e
                Investimentos S.A. (d) (e)          6,332,581
     711,934 Rede D'Or Sao Luiz S.A. (d) (e)        7,494,593
     715,476 Sendas Distribuidora S.A.              2,461,536
                                               --------------
                                                   16,288,710
                                               --------------
             CANADA -- 2.1%
      32,672 ATS Automation Tooling
                Systems, Inc. (c)                   1,178,664
      62,355 Intact Financial Corp.                 9,213,467
      25,806 Stelco Holdings, Inc.                  1,073,195
                                               --------------
                                                   11,465,326
                                               --------------
             CAYMAN ISLANDS -- 10.8%
   1,571,639 China Risun Group Ltd. (b) (e)           829,759
   1,508,700 Kuaishou
                Technology (b) (c) (d) (e)         13,823,782
     365,768 Li Auto, Inc., ADR (c)                 9,440,472
   1,222,402 Meituan, Class B (b) (c) (d) (e)      23,157,111
   1,641,837 NU Holdings Ltd. (c) (f)              12,674,982
                                               --------------
                                                   59,926,106
                                               --------------
             CHINA -- 6.3%
   4,269,709 China Merchants Bank Co., Ltd.,
                Class H (b)                        33,237,237
   1,539,714 China Merchants Securities Co.,
                Ltd., Class H (b) (d) (e)           1,801,987
                                               --------------
                                                   35,039,224
                                               --------------
             DENMARK -- 0.5%
      73,656 Genmab A/S, ADR (c)                    2,664,874
                                               --------------
             FRANCE -- 0.5%
      67,639 La Francaise des Jeux
                SAEM (b) (d) (e)                    2,683,431
                                               --------------
             GERMANY -- 12.0%
     161,031 BioNTech SE, ADR (c)                  27,465,447
     291,432 Daimler Truck Holding AG (b) (c)       8,082,908
     499,324 Siemens Healthineers
                AG (b) (d) (e)                     30,943,672
                                               --------------
                                                   66,492,027
                                               --------------
             IRELAND -- 1.6%
      28,882 ICON PLC (c)                           7,024,680
      58,813 nVent Electric PLC                     2,045,516
                                               --------------
                                                    9,070,196
                                               --------------
             ISRAEL -- 0.8%
      63,608 ZIM Integrated Shipping Services
                Ltd. (f)                            4,624,938
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ITALY -- 1.0%
     463,980 Nexi S.p.A. (b) (c) (d) (e)       $    5,354,228
                                               --------------
             JAPAN -- 9.2%
     307,416 Mercari, Inc. (b) (c)                  7,935,646
   2,737,717 SoftBank Corp. (b)                    31,930,303
     787,958 Takeda Pharmaceutical Co., Ltd.,
                ADR (f)                            11,283,558
                                               --------------
                                                   51,149,507
                                               --------------
             LUXEMBOURG -- 0.3%
     763,479 Samsonite International
                S.A. (b) (c) (d) (e)                1,708,197
                                               --------------
             MALAYSIA -- 1.0%
   6,674,940 MR DIY Group M Bhd (b) (d) (e)         5,484,930
                                               --------------
             MEXICO -- 0.5%
   1,271,749 Becle SAB de CV                        3,116,392
                                               --------------
             NETHERLANDS -- 13.1%
      24,089 Adyen N.V. (b) (c) (d) (e)            47,713,213
     177,757 JDE Peet's N.V. (b)                    5,089,829
     367,960 Prosus N.V. (b)                       19,843,395
                                               --------------
                                                   72,646,437
                                               --------------
             NORWAY -- 1.1%
     244,007 Adevinta ASA (b) (c)                   2,227,587
     884,054 Var Energi AS (c)                      3,705,378
                                               --------------
                                                    5,932,965
                                               --------------
             SAUDI ARABIA -- 14.5%
     258,904 ACWA Power Co. (b) (c)                 9,175,507
     185,919 Dr. Sulaiman Al Habib Medical
                Services Group Co. (b)              9,399,075
      28,330 Elm Co. (c)                            1,622,094
   4,813,807 Saudi Arabian Oil Co. (b) (d) (e)     55,217,700
     106,239 Saudi Tadawul Group Holding
                Co. (c)                             5,408,943
                                               --------------
                                                   80,823,319
                                               --------------
             SOUTH KOREA -- 1.2%
      31,439 Hyundai Heavy Industries Co.,
                Ltd. (b) (c)                        3,077,485
      36,572 SD Biosensor, Inc. (b)                 1,677,440
      27,734 SK Biopharmaceuticals Co.,
                Ltd. (b) (c)                        2,042,718
                                               --------------
                                                    6,797,643
                                               --------------
             SPAIN -- 0.6%
      87,449 Corp ACCIONA Energias
                Renovables S.A. (b) (c)             3,232,803
                                               --------------
             SWEDEN -- 4.5%
     264,256 EQT AB (b)                            10,305,538
     194,772 Nordnet AB publ (b)                    3,486,722
     244,471 Tele2 AB, Class B (b)                  3,695,374
   1,055,143 Volvo Car AB, Class B (b) (c)          7,588,539
                                               --------------
                                                   25,076,173
                                               --------------
             SWITZERLAND -- 1.5%
     219,715 On Holding AG, Class A (c) (f)         5,545,606
     119,525 SIG Combibloc Group AG (b)             3,013,210
                                               --------------
                                                    8,558,816
                                               --------------

Page 82                 See Notes to Financial Statements


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             THAILAND -- 3.7%
  10,387,600 Gulf Energy Development
                PCL (b) (e)                    $   15,932,517
   1,595,700 Osotspa PCL (b) (e)                    1,792,530
   1,520,200 SCG Packaging PCL (b)                  2,755,892
                                               --------------
                                                   20,480,939
                                               --------------
             UNITED ARAB EMIRATES -- 1.6%
   5,666,099 ADNOC Drilling, Co. PJSC (c)           5,846,508
   2,204,817 Fertiglobe PLC (b)                     2,999,107
                                               --------------
                                                    8,845,615
                                               --------------
             UNITED KINGDOM -- 1.7%
     552,344 Avast PLC (d) (e)                      4,106,809
     247,695 Darktrace PLC (b) (c)                  1,454,157
     141,378 Drax Group PLC (b)                     1,453,876
      19,733 Endava PLC, ADR (c)                    2,625,081
                                               --------------
                                                    9,639,923
                                               --------------
             UNITED STATES -- 1.1%
      18,706 SolarEdge Technologies, Inc. (c)       6,030,253
                                               --------------
             TOTAL COMMON STOCKS
                -- 99.4%                          552,559,514
             (Cost $589,723,944)               --------------

             MONEY MARKET FUNDS -- 3.7%
  20,380,543 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.20% (g) (h)                      20,380,543
             (Cost $20,380,543)                --------------

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.4%
$  2,273,216 BNP Paribas S.A., 0.24% (g),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $2,273,231. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.25%, due 09/30/25.
                The value of the collateral
                including accrued interest is
                $2,316,065. (h)                     2,273,216
             (Cost $2,273,216)                 --------------

             TOTAL INVESTMENTS -- 103.5%          575,213,273
             (Cost $612,377,703)
             NET OTHER ASSETS AND
                LIABILITIES -- (3.5)%             (19,429,412)
                                               --------------
             NET ASSETS -- 100.0%              $  555,783,861
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $388,903,337 or 70.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $21,088,947 and the total value of the collateral held by the Fund is $22,653,759.

(g)   Rate shown reflects yield as of March 31, 2022.

(h)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

                        See Notes to Financial Statements                Page 83


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   21,088,947
Non-cash Collateral(2)                            (21,088,947)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    2,273,216
Non-cash Collateral(4)                             (2,273,216)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
Euro                                                21.4%
United States Dollar                                19.8
Saudi Riyal                                         14.0
Hong Kong Dollar                                    13.0
Japanese Yen                                         6.9
Swedish Krona                                        4.4
Australian Dollar                                    4.0
Thai Baht                                            3.6
Brazilian Real                                       2.8
Norwegian Krone                                      2.2
Canadian Dollar                                      2.0
United Arab Emirates Dirham                          1.5
British Pound Sterling                               1.2
South Korean Won                                     1.2
Malaysian Ringgit                                    1.0
Mexican Peso                                         0.5
Swiss Franc                                          0.5
                                                   ------
     Total                                         100.0%
                                                   ======

Page 84                 See Notes to Financial Statements


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Australia.....................................    $    22,827,897   $    20,670,610   $     2,157,287   $            --
  Brazil........................................         16,288,710        16,288,710                --                --
  Canada........................................         11,465,326        11,465,326                --                --
  Cayman Islands................................         59,926,106        22,115,454        37,810,652                --
  Denmark.......................................          2,664,874         2,664,874                --                --
  Germany.......................................         66,492,027        27,465,447        39,026,580                --
  Ireland.......................................          9,070,196         9,070,196                --                --
  Israel........................................          4,624,938         4,624,938                --                --
  Japan.........................................         51,149,507        11,283,558        39,865,949                --
  Mexico........................................          3,116,392         3,116,392                --                --
  Norway........................................          5,932,965         3,705,378         2,227,587                --
  Saudi Arabia..................................         80,823,319         7,031,037        73,792,282                --
  Switzerland...................................          8,558,816         5,545,606         3,013,210                --
  United Arab Emirates..........................          8,845,615         5,846,508         2,999,107                --
  United Kingdom................................          9,639,923         6,731,890         2,908,033                --
  United States.................................          6,030,253         6,030,253                --                --
  Other Country Categories*.....................        185,102,650                --       185,102,650                --
Money Market Funds..............................         20,380,543        20,380,543                --                --
Repurchase Agreements...........................          2,273,216                --         2,273,216                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $   575,213,273   $   184,036,720   $   391,176,553   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 85


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 100.1%
             CAYMAN ISLANDS -- 0.4%
   1,675,728 Arqit Quantum, Inc. (b) (c)       $   26,107,842
                                               --------------
             FRANCE -- 1.7%
     852,014 Thales S.A. (d)                      106,703,081
                                               --------------
             INDIA -- 3.1%
   8,032,071 Infosys Ltd., ADR                    199,918,247
                                               --------------
             ISRAEL -- 6.1%
   1,262,315 Check Point Software
                Technologies Ltd. (c)             174,527,672
   1,046,043 CyberArk Software Ltd. (c)           176,519,756
   1,087,604 Radware Ltd. (c)                      34,770,700
   1,073,116 Tufin Software Technologies
                Ltd. (c)                            9,582,926
                                               --------------
                                                  395,401,054
                                               --------------
             JAPAN -- 1.5%
   1,691,673 Trend Micro, Inc. (d)                 98,790,526
                                               --------------
             SOUTH KOREA -- 2.3%
   1,420,703 Ahnlab, Inc. (d)                     144,470,617
                                               --------------
             UNITED KINGDOM -- 0.8%
   8,459,867 Darktrace PLC (c) (d)                 49,665,812
                                               --------------
             UNITED STATES -- 84.2%
   2,294,786 A10 Networks, Inc.                    32,012,265
   1,689,307 Akamai Technologies, Inc. (c)        201,686,363
   2,266,490 Booz Allen Hamilton Holding
                Corp.                             199,088,482
   6,558,495 Cisco Systems, Inc.                  365,701,681
   3,141,785 Cloudflare, Inc., Class A (c)        376,071,665
   1,873,722 Crowdstrike Holdings, Inc.,
                Class A (c)                       425,484,792
     910,544 F5, Inc. (c)                         190,258,169
     530,828 Fortinet, Inc. (c)                   181,405,161
   5,412,364 Juniper Networks, Inc.               201,123,446
   2,745,001 KnowBe4, Inc., Class A (c)            63,189,923
   1,795,808 Leidos Holdings, Inc.                193,983,180
   8,937,298 Mandiant, Inc. (c)                   199,391,118
     575,949 ManTech International Corp.,
                Class A                            49,641,044
   6,310,687 NortonLifeLock, Inc.                 167,359,419
   1,000,239 Okta, Inc. (c)                       150,996,079
     629,298 OneSpan, Inc. (c)                      9,087,063
     615,510 Palo Alto Networks, Inc. (c)         383,161,130
   2,558,742 Ping Identity Holding Corp. (c)       70,186,293
     872,853 Qualys, Inc. (c)                     124,302,996
   1,317,532 Rapid7, Inc. (c)                     146,562,260
   2,266,589 Ribbon Communications, Inc. (c)        7,003,760
   2,758,483 Sailpoint Technologies Holdings,
                Inc. (c)                          141,179,160
     984,288 Science Applications International
                Corp.                              90,721,825
   4,406,849 SentinelOne, Inc., Class A (c)       170,721,330
   1,548,554 Splunk, Inc. (c)                     230,130,610
   2,573,270 Telos Corp. (c)                       25,655,502
   2,507,568 Tenable Holdings, Inc. (c)           144,912,355

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
   3,012,853 Varonis Systems, Inc. (c)         $  143,231,032
     855,720 VeriSign, Inc. (c)                   190,363,471
   1,558,836 VMware, Inc., Class A                177,504,655
   1,529,444 Zscaler, Inc. (c)                    369,024,248
                                               --------------
                                                5,421,140,477
                                               --------------
             TOTAL COMMON STOCKS
                -- 100.1%                       6,442,197,656
             (Cost $5,330,243,116)             --------------

             MONEY MARKET FUNDS -- 0.0%
   3,682,868 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.20% (e) (f)                       3,682,868
             (Cost $3,682,868)                 --------------

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.0%
$    410,782 BNP Paribas S.A., 0.24% (e),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $410,784. Collateralized by
                U.S. Treasury Note, interest
                ate of 0.25%, due 09/30/25.
                The value of the collateral
                including accrued interest is
                $418,525. (f)                         410,782
             (Cost $410,782)                   --------------

             TOTAL INVESTMENTS -- 100.1%        6,446,291,306
             (Cost $5,334,336,766)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%              (7,908,859)
                                               --------------
             NET ASSETS -- 100.0%              $6,438,382,447
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,865,398 and the total value of the collateral held by the Fund is $4,093,650.

(c)   Non-income producing security.

(d)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $399,630,036 or 6.2% of net assets. Certain of these securities are fair valued using a factor provided by a

Page 86                 See Notes to Financial Statements


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

      third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(e)   Rate shown reflects yield as of March 31, 2022.

(f)   This security serves as collateral for securities on loan.

ADR - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    3,865,398
Non-cash Collateral(2)                             (3,865,398)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      410,782
Non-cash Collateral(4)                               (410,782)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
United States Dollar                                93.8%
South Korean Won                                     2.2
Euro                                                 1.7
Japanese Yen                                         1.5
British Pound Sterling                               0.8
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 87


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  France........................................    $   106,703,081   $            --   $   106,703,081   $            --
  Japan.........................................         98,790,526                --        98,790,526                --
  South Korea...................................        144,470,617                --       144,470,617                --
  United Kingdom................................         49,665,812                --        49,665,812                --
  Other Country Categories*.....................      6,042,567,620     6,042,567,620                --                --
Money Market Funds..............................          3,682,868         3,682,868                --                --
Repurchase Agreements...........................            410,782                --           410,782                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $ 6,446,291,306   $ 6,046,250,488   $   400,040,818   $            --
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Page 88                 See Notes to Financial Statements


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             AUSTRIA -- 0.9%
         915 ANDRITZ AG (b)                    $       42,259
         784 BAWAG Group AG (b) (c) (d)                39,560
                                               --------------
                                                       81,819
                                               --------------
             BELGIUM -- 3.7%
       1,936 Euronav N.V. (b)                          20,588
       2,567 UCB S.A. (b)                             307,007
                                               --------------
                                                      327,595
                                               --------------
             BERMUDA -- 3.7%
       3,335 Arch Capital Group Ltd. (e)              161,481
      45,253 AutoStore Holdings Ltd. (b) (e)          163,960
                                               --------------
                                                      325,441
                                               --------------
             CYPRUS -- 0.0%
       1,795 HeadHunter Group PLC,
                ADR (b) (f) (h)                         1,748
                                               --------------
             DENMARK -- 1.6%
         686 Everfuel A/S (b) (e)                       4,419
       2,892 Genmab A/S, ADR (e)                      104,633
         440 Netcompany Group A/S (b) (c) (d)          28,996
                                               --------------
                                                      138,048
                                               --------------
             FINLAND -- 1.3%
       3,262 Kojamo OYJ (b)                            78,381
         295 Musti Group OYJ (b)                        7,781
       1,042 TietoEVRY OYJ (b)                         27,734
                                               --------------
                                                      113,896
                                               --------------
             FRANCE -- 2.4%
       1,536 Antin Infrastructure Partners
                S.A. (b) (e)                           49,340
         844 Believe S.A. (b) (e)                      13,478
       1,681 La Francaise des Jeux
                SAEM (b) (c) (d)                       66,690
         942 Neoen S.A. (b) (c) (d) (e)                40,019
       1,675 OVH Groupe SAS (b) (e)                    42,952
                                               --------------
                                                      212,479
                                               --------------
             GERMANY -- 20.1%
       1,638 About You Holding SE (e)                  22,560
       2,134 BioNTech SE, ADR (e)                     363,975
       7,241 Daimler Truck Holding AG (b) (e)         200,830
         924 Hensoldt AG (b)                           26,903
      12,010 Siemens Healthineers
                AG (b) (c) (d)                        744,273
       1,955 Synlab AG (b) (e)                         34,463
       3,539 TeamViewer AG (b) (c) (d) (e)             52,262
       4,400 Traton SE (b)                             81,565
       6,676 Vantage Towers AG (b)                    235,800
                                               --------------
                                                    1,762,631
                                               --------------
             IRELAND -- 2.6%
         835 Dole PLC                                  10,354
         574 ICON PLC (e)                             139,608
       2,192 nVent Electric PLC                        76,238
                                               --------------
                                                      226,200
                                               --------------

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             ISRAEL -- 3.2%
       1,282 Global-e Online Ltd. (e)          $       43,306
         732 Inmode Ltd. (e)                           27,018
         388 Monday.com Ltd. (e)                       61,331
       2,107 ZIM Integrated Shipping Services
                Ltd.                                  153,200
                                               --------------
                                                      284,855
                                               --------------
             ITALY -- 3.1%
       7,130 Italgas S.p.A. (b)                        45,743
      11,529 Nexi S.p.A. (b) (c) (d) (e)              133,042
       2,620 Stevanato Group S.p.A. (e)                52,714
       5,288 Technoprobe S.p.A. (e)                    38,960
                                               --------------
                                                      270,459
                                               --------------
             JERSEY -- 0.6%
       1,713 Atotech Ltd. (e)                          37,600
       1,299 JTC PLC (b) (c) (d)                       14,364
                                               --------------
                                                       51,964
                                               --------------
             LUXEMBOURG -- 2.4%
       1,408 Befesa S.A. (b) (c) (d)                  110,661
         783 Shurgard Self Storage S.A. (b)            48,495
       1,487 SUSE S.A. (b) (e)                         47,872
                                               --------------
                                                      207,028
                                               --------------
             NETHERLANDS -- 18.4%
         340 Adyen N.V. (b) (c) (d) (e)               673,440
         383 Alfen Beheer BV (b) (c) (d) (e)           38,831
       3,808 CTP N.V. (b) (c) (d)                      63,749
         501 IMCD N.V. (b)                             85,467
       4,417 JDE Peet's N.V. (b)                      126,475
       7,314 Prosus N.V. (b)                          394,430
       1,582 Technip Energies N.V. (b) (e)             19,291
       7,978 Universal Music Group N.V. (b)           212,967
                                               --------------
                                                    1,614,650
                                               --------------
             NORWAY -- 2.1%
         771 Crayon Group Holding
                ASA (b) (c) (d) (e)                    14,518
      16,880 Elkem ASA (b) (c) (d)                     72,030
       1,469 Europris ASA (b) (c) (d)                   9,421
      21,967 Var Energi AS (e)                         92,071
                                               --------------
                                                      188,040
                                               --------------
             SPAIN -- 1.2%
       2,897 Corp ACCIONA Energias
                Renovables S.A. (b) (e)               107,096
                                               --------------
             SWEDEN -- 12.5%
       1,793 Bravida Holding AB (b) (c) (d)            20,617
         387 Cibus Nordic Real Estate AB (b)           10,298
       6,566 EQT AB (b)                               256,063
         890 Hemnet Group AB (b) (e)                   13,385
       2,293 Instalco AB (b) (d)                       17,157
       5,995 Lifco AB, Class B (b)                    152,187
         230 MIPS AB (b) (d)                           21,389
       2,200 Nordnet AB publ (b)                       39,383
       1,681 Nyfosa AB (b)                             24,033
       1,113 Olink Holding AB, ADR (e)                 19,656
      14,388 OX2 AB (b) (e)                           108,265

                        See Notes to Financial Statements                Page 89


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN (CONTINUED)
       2,702 Swedish Orphan Biovitrum
                AB (b) (e)                     $       63,966
       1,320 Synsam AB (b) (e)                          9,618
       6,074 Tele2 AB, Class B (b)                     91,813
         920 Thule Group AB (b) (c) (d)                36,419
       3,288 Truecaller AB, Class B (b) (e)            22,481
      26,218 Volvo Car AB, Class B (b) (e)            188,559
                                               --------------
                                                    1,095,289
                                               --------------
             SWITZERLAND -- 7.0%
         104 Medartis Holding AG (c) (d) (e)           13,934
       5,459 On Holding AG, Class A (e) (g)           137,785
         291 PolyPeptide Group
                AG (b) (c) (d) (e)                     23,022
         137 Sensirion Holding
                AG (b) (c) (d) (e)                     16,855
       2,970 SIG Combibloc Group AG (b)                74,873
       9,759 Sportradar Holding AG (e) (g)            162,390
         880 Stadler Rail AG (b)                       34,081
         396 VAT Group AG (b) (c) (d)                 150,773
                                               --------------
                                                      613,713
                                               --------------
             UNITED KINGDOM -- 10.2%
      66,138 Airtel Africa PLC (b) (c) (d)            120,740
       5,538 Allfunds Group PLC (b) (e)                63,438
       1,060 Auction Technology Group
                PLC (b) (e)                            13,617
       9,150 Avast PLC (c) (d)                         68,032
         260 Bicycle Therapeutics PLC,
                ADR (e)                                11,409
       2,692 Biffa PLC (b) (c) (d)                     11,225
       7,244 Bridgepoint Group PLC (c) (d) (e)         33,449
      12,309 Darktrace PLC (b) (e)                     72,263
       3,513 Drax Group PLC (b)                        36,126
         490 Endava PLC, ADR (e)                       65,185
       4,688 Energean PLC (e)                          73,346
       1,532 Finablr PLC (b) (c) (e) (f) (h)                0
      28,597 M&G PLC (b)                               82,397
       8,119 Ninety One PLC                            27,176
       7,238 Oxford Nanopore Technologies
                PLC (b) (e)                            37,644
      14,414 Quilter PLC (b) (c) (d)                   26,911
      22,296 Vivo Energy PLC (b) (c) (d)               39,817
       2,108 Watches of Switzerland Group
                PLC (b) (c) (e)                        31,326
      12,526 Wise PLC, Class A (b) (e)                 80,988
                                               --------------
                                                      895,089
                                               --------------
             UNITED STATES -- 2.5%
       3,626 Playtika Holding Corp. (e)                70,091
         465 SolarEdge Technologies, Inc. (e)         149,902
                                               --------------
                                                      219,993
                                               --------------
             TOTAL COMMON STOCKS
                -- 99.5%                            8,738,033
             (Cost $9,566,343)                 --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 2.4%
     214,289 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.20% (i) (j)                  $      214,289
             (Cost $214,289)                   --------------

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.3%
$     23,901 BNP Paribas S.A., 0.24% (i),
                dated 03/31/22, due 04/01/22,
                with a maturity value of
                $23,902. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.25%, due 09/30/25.
                The value of the collateral
                including accrued interest is
                $24,352. (j)                           23,901
             (Cost $23,901)                    --------------

             TOTAL INVESTMENTS -- 102.2%            8,976,223
             (Cost $9,804,533)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.2)%                (195,923)
                                               --------------
             NET ASSETS -- 100.0%              $    8,780,300
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $6,520,629 or 74.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Non-income producing security.

Page 90                 See Notes to Financial Statements


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

(f)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(g)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $229,441 and the total value of the collateral held by the Fund is $238,190.

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(i)   Rate shown reflects yield as of March 31, 2022.

(j)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      229,441
Non-cash Collateral(2)                               (229,441)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       23,901
Non-cash Collateral(4)                                (23,901)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
Euro                                                48.4%
United States Dollar                                23.2
Swedish Krona                                       12.0
British Pound Sterling                               8.6
Norwegian Krone                                      4.0
Swiss Franc                                          3.5
Danish Krone                                         0.3
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 91


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Bermuda.......................................    $       325,441   $       161,481   $       163,960   $            --
  Cyprus........................................              1,748                --                --             1,748
  Denmark.......................................            138,048           104,633            33,415                --
  Germany.......................................          1,762,631           386,535         1,376,096                --
  Ireland.......................................            226,200           226,200                --                --
  Israel........................................            284,855           284,855                --                --
  Italy.........................................            270,459            91,674           178,785                --
  Jersey........................................             51,964            37,600            14,364                --
  Norway........................................            188,040            92,071            95,969                --
  Sweden........................................          1,095,289            19,656         1,075,633                --
  Switzerland...................................            613,713           314,109           299,604                --
  United Kingdom................................            895,089           278,597           616,492                --*
  United States.................................            219,993           219,993                --                --
  Other Country Categories**....................          2,664,563                --         2,664,563                --
Money Market Funds..............................            214,289           214,289                --                --
Repurchase Agreements...........................             23,901                --            23,901                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $     8,976,223   $     2,431,693   $     6,542,782   $         1,748
                                                    ===============   ===============   ===============   ===============


*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Page 92                 See Notes to Financial Statements


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 96.4%
             AUSTRALIA -- 1.9%
       2,010 REA Group Ltd. (b)                $      201,502
      13,809 SEEK Ltd. (b)                            304,110
       6,366 WiseTech Global Ltd. (b)                 239,609
                                               --------------
                                                      745,221
                                               --------------
             CANADA -- 8.3%
       3,303 Descartes Systems Group (The),
                Inc. (c)                              241,830
       4,448 Shopify, Inc., Class A (c)             3,008,159
                                               --------------
                                                    3,249,989
                                               --------------
             CAYMAN ISLANDS -- 46.5%
      37,472 Alibaba Group Holding Ltd.,
                ADR (c)                             4,076,954
      11,066 Baidu, Inc., ADR (c)                   1,464,032
       8,680 Bilibili, Inc., ADR (c)                  222,034
      41,126 JD Health International,
                Inc. (b) (c) (d) (e)                  246,246
      26,764 JD.com, Inc., ADR (c)                  1,548,833
      58,608 Kuaishou
                Technology (b) (c) (d) (e)            537,008
     157,577 Meituan, Class B (b) (c) (d) (e)       2,985,129
      14,559 NetEase, Inc., ADR                     1,305,797
      17,115 Pinduoduo, Inc., ADR (c)                 686,483
      13,110 Sea Ltd., ADR (c)                      1,570,447
      78,049 Tencent Holdings Ltd. (b)              3,597,617
                                               --------------
                                                   18,240,580
                                               --------------
             GERMANY -- 2.3%
       7,442 Delivery Hero SE (b) (c) (d) (e)         324,352
       3,262 Scout24 SE (b) (d) (e)                   185,975
       7,565 Zalando SE (b) (c) (d) (e)               383,050
                                               --------------
                                                      893,377
                                               --------------
             IRELAND -- 1.8%
       5,962 Flutter Entertainment PLC (c)            692,527
                                               --------------
             ISLE OF MAN -- 1.2%
      22,885 Entain PLC (b) (c)                       490,219
                                               --------------
             ISRAEL -- 0.6%
       2,222 Wix.com Ltd. (c)                         232,110
                                               --------------
             JAPAN -- 5.0%
      16,000 CyberAgent, Inc. (b)                     197,994
      16,672 M3, Inc. (b)                             602,126
      18,282 Nexon Co., Ltd. (b)                      437,374
      35,773 Rakuten Group, Inc. (b)                  281,273
     101,576 Z Holdings Corp. (b)                     439,122
                                               --------------
                                                    1,957,889
                                               --------------
             LUXEMBOURG -- 2.1%
       5,398 Spotify Technology S.A. (c)              815,206
                                               --------------
             NETHERLANDS -- 9.8%
         908 Adyen N.V. (b) (c) (d) (e)             1,798,481
       5,890 Just Eat Takeaway.com
                N.V. (b) (c) (d) (e)                  197,539
      33,981 Prosus N.V. (b)                        1,832,532

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             NETHERLANDS (CONTINUED)
      15,088 Yandex N.V.,
                Class A (b) (c) (f) (g)        $       18,520
                                               --------------
                                                    3,847,072
                                               --------------
             NEW ZEALAND -- 1.0%
       5,059 Xero Ltd. (b) (c)                        383,410
                                               --------------
             SOUTH AFRICA -- 2.4%
       8,496 Naspers Ltd., Class N (b)                959,558
                                               --------------
             SOUTH KOREA -- 7.4%
      12,180 Kakao Corp.                            1,070,228
       5,761 NAVER Corp. (b)                        1,601,149
         625 NCSoft Corp. (b)                         239,692
                                               --------------
                                                    2,911,069
                                               --------------
             UNITED KINGDOM -- 6.1%
       5,507 Atlassian Corp. PLC, Class A (c)       1,618,122
      37,807 Auto Trader Group
                PLC (b) (d) (e)                       312,106
      16,839 IG Group Holdings PLC (b)                180,862
      34,161 Rightmove PLC (b)                        282,328
                                               --------------
                                                    2,393,418
                                               --------------
             TOTAL INVESTMENTS
                -- 96.4%                           37,811,645
             (Cost $62,753,792)
             NET OTHER ASSETS AND
                LIABILITIES -- 3.6%                 1,431,796
                                               --------------
             NET ASSETS -- 100.0%              $   39,243,441
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at
      $19,258,883 or 49.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

                        See Notes to Financial Statements                Page 93


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(g)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisor, L.P., the Fund's Advisor.

ADR   - American Depositary Receipt

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
United States Dollar                                35.9%
Hong Kong Dollar                                    19.5
Euro                                                14.3
Canadian Dollar                                      8.6
South Korean Won                                     7.7
Japanese Yen                                         5.2
British Pound Sterling                               3.3
Australian Dollar                                    3.0
South African Rand                                   2.5
                                                   ------
     Total                                         100.0%
                                                   ======

------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2           LEVEL 3
                                                         TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       3/31/2022          PRICES            INPUTS            INPUTS
                                                    ---------------   ---------------   ---------------   ---------------
Common Stocks:
  Canada........................................    $     3,249,989   $     3,249,989   $            --   $            --
  Cayman Islands................................         18,240,580        10,874,580         7,366,000                --
  Ireland.......................................            692,527           692,527                --                --
  Israel........................................            232,110           232,110                --                --
  Luxembourg....................................            815,206           815,206                --                --
  Netherlands...................................          3,847,072                --         3,828,552            18,520
  South Korea...................................          2,911,069         1,070,228         1,840,841                --
  United Kingdom................................          2,393,418         1,618,122           775,296                --
  Other Country Categories*.....................          5,429,674                --         5,429,674                --
                                                    ---------------   ---------------   ---------------   ---------------
Total Investments...............................    $    37,811,645   $    18,552,762   $    19,240,363   $        18,520
                                                    ===============   ===============   ===============   ===============


* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Page 94                 See Notes to Financial Statements


                      This page intentionally left blank.

                                                                         Page 95


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2022 (UNAUDITED)


                                                                                           FIRST TRUST
                                                                      FIRST TRUST              FTSE             FIRST TRUST
                                                                        STOXX(R)           EPRA/NAREIT           DOW JONES
                                                                        EUROPEAN        DEVELOPED MARKETS      GLOBAL SELECT
                                                                    SELECT DIVIDEND        REAL ESTATE            DIVIDEND
                                                                       INDEX FUND           INDEX FUND           INDEX FUND
                                                                         (FDD)                (FFR)                (FGD)
                                                                   ------------------   ------------------   ------------------
ASSETS:
Investments, at value............................................   $    274,313,761     $     35,726,950     $    631,803,027
Cash.............................................................                 --                   --                   --
Foreign currency, at value.......................................              3,643                7,955              533,005
Receivables:
   Reclaims......................................................          1,286,335               13,553              866,850
   Dividends.....................................................          2,379,065              125,227            7,182,468
   Investment securities sold....................................                 --                   --                   --
   Capital shares sold...........................................                 --                   --            2,988,675
   Securities lending income.....................................                 --                   --                   --
   Prepaid expenses..............................................              1,269                  132                2,190
                                                                    ----------------     ----------------     ----------------
   TOTAL ASSETS..................................................        277,984,073           35,873,817          643,376,215
                                                                    ----------------     ----------------     ----------------
LIABILITIES:
Due to custodian.................................................                 --                   --                   --
Due to custodian foreign currency................................                 --                   --                   --
Payables:
   Licensing fees................................................            112,938               10,618               60,605
   Investment advisory fees......................................             93,223                1,237              204,886
   Audit and tax fees............................................             57,918               25,656               60,672
   Shareholder reporting fees....................................             10,230                6,731               21,995
   Capital shares purchased......................................                 --                   --                   --
   Investment securities purchased...............................                 --                   --            3,798,459
   Foreign capital gains tax.....................................                 --                   --                   --
   Collateral for securities on loan.............................                 --                   --                   --
Other liabilities................................................             38,125               16,360               91,239
                                                                    ----------------     ----------------     ----------------
   TOTAL LIABILITIES.............................................            312,434               60,602            4,237,856
                                                                    ----------------     ----------------     ----------------
NET ASSETS.......................................................   $    277,671,639     $     35,813,215     $    639,138,359
                                                                    ================     ================     ================

NET ASSETS CONSIST OF:
Paid-in capital..................................................   $    333,322,751     $     33,464,896     $    797,979,366
Par value........................................................            208,533                6,916              252,500
Accumulated distributable earnings (loss)........................        (55,859,645)           2,341,403         (159,093,507)
                                                                    ----------------     ----------------     ----------------
NET ASSETS.......................................................   $    277,671,639     $     35,813,215     $    639,138,359
                                                                    ================     ================     ================
NET ASSET VALUE, per share.......................................   $          13.32     $          51.78     $          25.31
                                                                    ================     ================     ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)........................         20,853,334              691,608           25,250,002
                                                                    ================     ================     ================
Investments, at cost.............................................   $    265,190,760     $     31,776,725     $    608,667,842
                                                                    ================     ================     ================
Foreign currency, at cost (proceeds).............................   $          3,615     $          7,952     $        534,492
                                                                    ================     ================     ================
Securities on loan, at value.....................................   $             --     $             --     $             --
                                                                    ================     ================     ================


Page 96                  See Notes to Financial Statements



                           FIRST TRUST          FIRST TRUST
      FIRST TRUST             GLOBAL          NASDAQ(R) CLEAN        FIRST TRUST          FIRST TRUST
         GLOBAL            ENGINEERING       EDGE(R) SMART GRID      INDXX GLOBAL         INDXX GLOBAL
      WIND ENERGY        AND CONSTRUCTION      INFRASTRUCTURE     NATURAL RESOURCES       AGRICULTURE
          ETF                  ETF               INDEX FUND           INCOME ETF              ETF
         (FAN)                (FLM)                (GRID)               (FTRI)               (FTAG)
   ------------------   ------------------   ------------------   ------------------   ------------------

    $    349,222,886     $     11,143,684     $    755,425,065     $    111,671,260     $     16,286,439
                  --               33,820              643,661               53,375              138,227
             451,132                   --              954,760              105,421              368,347

             475,435                7,060              628,237               12,272               10,248
             397,263               73,560              453,937              574,022               19,737
                  --              203,611                   --                   --              136,297
                  --                   --                   --                   --                3,637
              10,958                  774                6,252                  169                   --
               1,761                   49                5,932                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
         350,559,435           11,462,558          758,117,844          112,416,519           16,962,932
    ----------------     ----------------     ----------------     ----------------     ----------------

             149,212                   --                   --                   --                   --
                  --              200,260                   --                   --                   --

              78,790                2,695              164,444                   --                   --
             110,321                  538              238,364               48,900                7,338
              23,615               23,579               26,782                   --                   --
              34,912                5,048               12,918                   --                   --
                  --                   --                   --                   --              477,674
                  --                3,205                   --                   --              139,904
                  --                   --                   --               13,989                9,481
          21,537,261              323,453           28,680,767            8,421,600                   --
              50,829                8,703               76,506                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
          21,984,940              567,481           29,199,781            8,484,489              634,397
    ----------------     ----------------     ----------------     ----------------     ----------------
    $    328,574,495     $     10,895,077     $    728,918,063     $    103,932,030     $     16,328,535
    ================     ================     ================     ================     ================

    $    376,074,127     $     18,260,078     $    693,610,415     $    154,602,319     $     33,962,762
             167,000                2,000               77,500               63,000                4,899
         (47,666,632)          (7,367,001)          35,230,148          (50,733,289)         (17,639,126)
    ----------------     ----------------     ----------------     ----------------     ----------------
    $    328,574,495     $     10,895,077     $    728,918,063     $    103,932,030     $     16,328,535
    ================     ================     ================     ================     ================
    $          19.68     $          54.47     $          94.05     $          16.50     $          33.33
    ================     ================     ================     ================     ================

          16,700,002              200,002            7,750,002            6,300,002              489,928
    ================     ================     ================     ================     ================
    $    344,745,995     $      9,954,468     $    729,772,056     $    100,835,088     $     15,494,903
    ================     ================     ================     ================     ================
    $        449,274     $       (200,092)    $        958,343     $        105,473     $        368,347
    ================     ================     ================     ================     ================
    $     20,428,434     $        126,607     $     27,381,518     $      8,157,600     $             --
    ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 97


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2022 (UNAUDITED)


                                                                                                                FIRST TRUST
                                                                                                                 S-NETWORK
                                                                      FIRST TRUST          FIRST TRUST        FUTURE VEHICLES
                                                                          BICK             INDXX NEXTG          & TECHNOLOGY
                                                                       INDEX FUND              ETF                  ETF
                                                                         (BICK)               (NXTG)               (CARZ)
                                                                   ------------------   ------------------   ------------------
ASSETS:
Investments, at value............................................   $     22,013,808     $    949,372,462     $     72,935,061
Cash.............................................................             37,914           13,584,154                7,847
Foreign currency, at value.......................................                 15              113,008                   18
Receivables:
   Reclaims......................................................                 --              161,505               28,869
   Dividends.....................................................             74,768            2,887,004              228,861
   Investment securities sold....................................                 --                   --                   --
   Capital shares sold...........................................                 --               11,363                   --
   Securities lending income.....................................              1,717               16,473               31,874
   Prepaid expenses..............................................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
   TOTAL ASSETS..................................................         22,128,222          966,145,969           73,232,530
                                                                    ----------------     ----------------     ----------------
LIABILITIES:
Due to custodian.................................................                 --                   --                   --
Due to custodian foreign currency................................                 --                   --                   --
Payables:
   Licensing fees................................................                 --                   --                   --
   Investment advisory fees......................................             11,733              554,870               40,262
   Audit and tax fees............................................                 --                   --                   --
   Shareholder reporting fees....................................                 --                   --                   --
   Capital shares purchased......................................                 --                   --                   --
   Investment securities purchased...............................                 --                   --                   --
   Foreign capital gains tax.....................................                 --            1,244,578                   --
   Collateral for securities on loan.............................            644,290           32,082,272            4,021,632
Other liabilities................................................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
   TOTAL LIABILITIES.............................................            656,023           33,881,720            4,061,894
                                                                    ----------------     ----------------     ----------------
NET ASSETS.......................................................   $     21,472,199     $    932,264,249     $     69,170,636
                                                                    ================     ================     ================

NET ASSETS CONSIST OF:
Paid-in capital..................................................   $     44,196,780     $    766,717,786     $     73,394,562
Par value........................................................              7,000              123,000               12,000
Accumulated distributable earnings (loss)........................        (22,731,581)         165,423,463           (4,235,926)
                                                                    ----------------     ----------------     ----------------
NET ASSETS.......................................................   $     21,472,199     $    932,264,249     $     69,170,636
                                                                    ================     ================     ================
NET ASSET VALUE, per share.......................................   $          30.67     $          75.79     $          57.64
                                                                    ================     ================     ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)........................            700,002           12,300,002            1,200,002
                                                                    ================     ================     ================
Investments, at cost.............................................   $     22,095,261     $    850,677,575     $     71,361,338
                                                                    ================     ================     ================
Foreign currency, at cost (proceeds).............................   $             15     $        113,203     $             18
                                                                    ================     ================     ================
Securities on loan, at value.....................................   $        607,820     $     30,017,259     $      3,901,797
                                                                    ================     ================     ================


Page 98                 See Notes to Financial Statements



                                                                     FIRST TRUST          FIRST TRUST
      FIRST TRUST          FIRST TRUST          FIRST TRUST         IPOX(R) EUROPE         DOW JONES
         CLOUD            INTERNATIONAL            NASDAQ               EQUITY           INTERNATIONAL
       COMPUTING              EQUITY           CYBERSECURITY        OPPORTUNITIES           INTERNET
          ETF           OPPORTUNITIES ETF           ETF                  ETF                  ETF
         (SKYY)               (FPXI)               (CIBR)               (FPXE)               (FDNI)
   ------------------   ------------------   ------------------   ------------------   ------------------

    $  5,496,161,426     $    575,213,273     $  6,446,291,306     $      8,976,223     $     37,811,645
             667,479            1,041,088           13,391,189                1,710              124,485
                  --                   --                   --                   25                   --

             395,272              192,092               84,720                5,543                   --
             879,885            2,219,074                   --               37,367               15,124
          27,570,010                   --                   --                   --            1,410,495
                  --                   --           45,019,859                   --                   --
              24,782              112,867                3,568                2,817                   --
                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
       5,525,698,854          578,778,394        6,504,790,642            9,023,685           39,361,749
    ----------------     ----------------     ----------------     ----------------     ----------------

                  --                   --                   --                   --                   --
                  --                   77                   57                   --                    8

                  --                   --                   --                   --                   --
           2,614,133              340,697            3,075,894                5,195               23,562
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
          27,578,378                   --                   --                   --                   --
                                       --           59,238,594                   --               94,738
                  --                   --                   --                   --                   --
         149,089,996           22,653,759            4,093,650              238,190                   --
                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
         179,282,507           22,994,533           66,408,195              243,385              118,308
    ----------------     ----------------     ----------------     ----------------     ----------------
    $  5,346,416,347     $    555,783,861     $  6,438,382,447     $      8,780,300     $     39,243,441
    ================     ================     ================     ================     ================

    $  5,364,112,734     $    785,003,664     $  5,233,207,535     $     10,608,871     $     77,153,358
             591,000              113,500            1,217,000                3,500               15,000
         (18,287,387)        (229,333,303)       1,203,957,912           (1,832,071)         (37,924,917)
    ----------------     ----------------     ----------------     ----------------     ----------------
    $  5,346,416,347     $    555,783,861     $  6,438,382,447     $      8,780,300     $     39,243,441
    ================     ================     ================     ================     ================
    $          90.46     $          48.97     $          52.90     $          25.09     $          26.16
    ================     ================     ================     ================     ================

          59,100,002           11,350,002          121,700,002              350,002            1,500,002
    ================     ================     ================     ================     ================
    $  5,294,415,489     $    612,377,703     $  5,334,336,766     $      9,804,533     $     62,753,792
    ================     ================     ================     ================     ================
    $             --     $            (79)    $            (57)    $             25     $             (8)
    ================     ================     ================     ================     ================
    $    141,356,084     $     21,088,947     $      3,865,398     $        229,441     $             --
    ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 99


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2022 (UNAUDITED)


                                                                                           FIRST TRUST
                                                                      FIRST TRUST              FTSE             FIRST TRUST
                                                                        STOXX(R)           EPRA/NAREIT           DOW JONES
                                                                        EUROPEAN        DEVELOPED MARKETS      GLOBAL SELECT
                                                                    SELECT DIVIDEND        REAL ESTATE            DIVIDEND
                                                                       INDEX FUND           INDEX FUND           INDEX FUND
                                                                         (FDD)                (FFR)                (FGD)
                                                                   ------------------   ------------------   ------------------
INVESTMENT INCOME:
Dividends........................................................   $      4,305,768     $        592,550     $     14,908,876
Securities lending income (net of fees)..........................                 --                   --                   --
Foreign withholding tax..........................................           (317,603)             (30,976)          (1,615,214)
                                                                    ----------------     ----------------     ----------------
   Total investment income.......................................          3,988,165              561,574           13,293,662
                                                                    ----------------     ----------------     ----------------

EXPENSES:
Investment advisory fees.........................................            577,745               72,549            1,091,777
Licensing fees...................................................             86,662               21,764              152,618
Accounting and administration fees...............................             73,004               12,121              137,743
Audit and tax fees...............................................             27,628               19,905               30,112
Shareholder reporting fees.......................................             17,431                9,094               28,303
Custodian fees...................................................             13,859               26,690               47,488
Transfer agent fees..............................................              7,222                  907               13,647
Legal fees.......................................................              3,924                  881                7,004
Trustees' fees and expenses......................................              3,674                3,607                3,748
Listing fees.....................................................              2,431                2,431                2,431
Registration and filing fees.....................................                322                    6                4,357
Other expenses...................................................              2,649                  550                4,600
                                                                    ----------------     ----------------     ----------------
   Total expenses................................................            816,551              170,505            1,523,828
   Less fees waived and expenses reimbursed by the investment
      advisor....................................................                 --              (61,682)                  --
                                                                    ----------------     ----------------     ----------------
   Net expenses..................................................            816,551              108,823            1,523,828
                                                                    ----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS).....................................          3,171,614              452,751           11,769,834
                                                                    ----------------     ----------------     ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...................................................            745,595              (34,714)          10,471,380
   In-kind redemptions...........................................          1,494,893              739,842            1,525,889
   Foreign currency transactions.................................              3,221               (2,287)              74,006
   Foreign capital gains tax.....................................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
Net realized gain (loss).........................................          2,243,709              702,841           12,071,275
                                                                    ----------------     ----------------     ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments...................................................        (14,615,620)             741,907           (7,853,785)
   Foreign currency translation..................................            (68,107)              (2,564)             (93,210)
   Deferred foreign capital gains tax............................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
Net change in unrealized appreciation (depreciation).............        (14,683,727)             739,343           (7,946,995)
                                                                    ----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................        (12,440,018)           1,442,184            4,124,280
                                                                    ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................   $     (9,268,404)    $      1,894,935     $     15,894,114
                                                                    ================     ================     ================


(a)   Fund is subject to a unitary fee (see Note 3 in the Notes to Financial
      Statements).

Page 100                See Notes to Financial Statements



                           FIRST TRUST          FIRST TRUST
      FIRST TRUST             GLOBAL          NASDAQ(R) CLEAN        FIRST TRUST          FIRST TRUST
         GLOBAL            ENGINEERING       EDGE(R) SMART GRID      INDXX GLOBAL         INDXX GLOBAL
      WIND ENERGY        AND CONSTRUCTION      INFRASTRUCTURE     NATURAL RESOURCES       AGRICULTURE
          ETF                  ETF               INDEX FUND           INCOME ETF              ETF
         (FAN)                (FLM)                (GRID)               (FTRI)               (FTAG)
   ------------------   ------------------   ------------------   ------------------   ------------------

    $      2,470,145     $        112,991     $      5,199,780     $      1,952,840     $         79,394
              39,858                2,363               32,343                5,724                   --
            (313,305)             (11,967)            (390,551)             (63,476)              (4,156)
    ----------------     ----------------     ----------------     ----------------     ----------------
           2,196,698              103,387            4,841,572            1,895,088               75,238
    ----------------     ----------------     ----------------     ----------------     ----------------

             686,774               21,713            1,437,450              164,816 (a)           25,731 (a)
             171,694                5,428              322,128                   --                   --
              86,805                3,784              180,588                   --                   --
              17,445               17,463               18,112                   --                   --
              38,783                7,655               27,316                   --                   --
              29,217                3,551               28,772                   --                   --
               8,585                  272               17,968                   --                   --
               4,798                  137                7,778                   --                   --
               3,691                3,600                3,797                   --                   --
               2,692                2,692                5,253                   --                   --
                 737                    6               10,623                   --                   --
               3,684                  893                5,991                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
           1,054,905               67,194            2,065,776              164,816               25,731

             (24,744)             (29,190)                  --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
           1,030,161               38,004            2,065,776              164,816               25,731
    ----------------     ----------------     ----------------     ----------------     ----------------
           1,166,537               65,383            2,775,796            1,730,272               49,507
    ----------------     ----------------     ----------------     ----------------     ----------------

         (10,631,767)             (94,435)          (8,897,440)            (543,836)             (71,421)
          14,467,543                   --           22,005,322                   --            1,095,761
             (20,755)              (4,850)              34,367                2,446               (2,350)
                  --                   --                   --               (1,376)                 (48)
    ----------------     ----------------     ----------------     ----------------     ----------------
           3,815,021              (99,285)          13,142,249             (542,766)           1,021,942
    ----------------     ----------------     ----------------     ----------------     ----------------

         (26,370,410)             190,477          (25,018,862)          13,239,261               24,480
              (7,435)               2,570              (10,177)                (499)                (488)
                  --                   --                   --               (7,927)               1,062
    ----------------     ----------------     ----------------     ----------------     ----------------
         (26,377,845)             193,047          (25,029,039)          13,230,835               25,054
    ----------------     ----------------     ----------------     ----------------     ----------------
         (22,562,824)              93,762          (11,886,790)          12,688,069            1,046,996
    ----------------     ----------------     ----------------     ----------------     ----------------

    $    (21,396,287)    $        159,145     $     (9,110,994)    $     14,418,341     $      1,096,503
    ================     ================     ================     ================     ================


                        See Notes to Financial Statements               Page 101


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2022 (UNAUDITED)


                                                                                                                FIRST TRUST
                                                                                                                 S-NETWORK
                                                                      FIRST TRUST          FIRST TRUST        FUTURE VEHICLES
                                                                          BICK             INDXX NEXTG          & TECHNOLOGY
                                                                       INDEX FUND              ETF                  ETF
                                                                         (BICK)               (NXTG)               (CARZ)
                                                                   ------------------   ------------------   ------------------
INVESTMENT INCOME:
Dividends........................................................   $        543,467     $     14,593,369     $      1,529,487
Securities lending income (net of fees)..........................             10,337               98,973               71,003
Foreign withholding tax..........................................            (11,680)            (844,095)             (45,407)
                                                                    ----------------     ----------------     ----------------
   Total investment income.......................................            542,124           13,848,247            1,555,083
                                                                    ----------------     ----------------     ----------------

EXPENSES:
Investment advisory fees.........................................             98,306 (a)        3,569,528 (a)          257,326 (a)
Licensing fees...................................................                 --                   --                   --
Accounting and administration fees...............................                 --                   --                   --
Audit and tax fees...............................................                 --                   --                   --
Shareholder reporting fees.......................................                 --                   --                   --
Custodian fees...................................................                 --                   --                   --
Transfer agent fees..............................................                 --                   --                   --
Legal fees.......................................................                 --                   --                   --
Trustees' fees and expenses......................................                 --                   --                   --
Listing fees.....................................................                 --                   --                   --
Registration and filing fees.....................................                 --                   --                   --
Other expenses...................................................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
   Total expenses................................................             98,306            3,569,528              257,326
   Less fees waived and expenses reimbursed by the investment
      advisor....................................................                 --                   --                   --
                                                                    ----------------     ----------------     ----------------
   Net expenses..................................................             98,306            3,569,528              257,326
                                                                    ----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS).....................................            443,818           10,278,719            1,297,757
                                                                    ----------------     ----------------     ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...................................................         (1,527,274)          10,695,893           (5,365,999)
   In-kind redemptions...........................................         11,503,459           65,882,607            4,870,769
   Foreign currency transactions.................................             15,273             (110,897)             (23,973)
   Foreign capital gains tax.....................................                 --             (933,255)                  --
                                                                    ----------------     ----------------     ----------------
Net realized gain (loss).........................................          9,991,458           75,534,348            (519,203)
                                                                    ----------------     ----------------     ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments...................................................        (10,060,399)         (79,037,083)          (1,598,607)
   Foreign currency translation..................................              1,130              (12,147)              (4,729)
   Deferred foreign capital gains tax............................                 --            1,385,893                   --
                                                                    ----------------     ----------------     ----------------
Net change in unrealized appreciation (depreciation).............        (10,059,269)         (77,663,337)          (1,603,336)
                                                                    ----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................            (67,811)          (2,128,989)          (2,122,539)
                                                                    ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................   $        376,007     $      8,149,730     $       (824,782)
                                                                    ================     ================     ================


(a)   Fund is subject to a unitary fee (see Note 3 in the Notes to Financial
      Statements).

Page 102                See Notes to Financial Statements



                                                                     FIRST TRUST          FIRST TRUST
      FIRST TRUST          FIRST TRUST          FIRST TRUST         IPOX(R) EUROPE         DOW JONES
         CLOUD            INTERNATIONAL            NASDAQ               EQUITY           INTERNATIONAL
       COMPUTING              EQUITY           CYBERSECURITY        OPPORTUNITIES           INTERNET
          ETF           OPPORTUNITIES ETF           ETF                  ETF                  ETF
         (SKYY)               (FPXI)               (CIBR)               (FPXE)               (FDNI)
   ------------------   ------------------   ------------------   ------------------   ------------------

    $     60,063,007     $      5,710,872     $     47,360,615     $         89,950     $        263,530
           1,060,863              182,287            1,120,589                3,100                   --
             (48,191)            (623,053)            (611,374)             (13,528)              (3,144)
    ----------------     ----------------     ----------------     ----------------     ----------------
          61,075,679            5,270,106           47,869,830               79,522              260,386
    ----------------     ----------------     ----------------     ----------------     ----------------

          17,716,926 (a)        3,077,798 (a)       16,366,016 (a)           36,573 (a)          247,597 (a)
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
          17,716,926            3,077,798           16,366,016               36,573              247,597

                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
          17,716,926            3,077,798           16,366,016               36,573              247,597
    ----------------     ----------------     ----------------     ----------------     ----------------
          43,358,753            2,192,308           31,503,814               42,949               12,789
    ----------------     ----------------     ----------------     ----------------     ----------------

        (388,157,874)        (122,140,082)         (53,725,476)            (732,633)          (6,296,766)
         341,298,702           20,636,169          252,702,363              134,323           (1,381,965)
                  --             (417,785)            (270,008)                (681)              (1,727)
                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
         (46,859,172)        (101,921,698)         198,706,879             (598,991)          (7,680,458)
    ----------------     ----------------     ----------------     ----------------     ----------------

        (836,629,094)        (133,701,597)         241,704,676           (1,555,992)         (19,010,992)
                  --              (19,908)               2,902                  (51)                 284
                  --                   --                   --                   --                   --
    ----------------     ----------------     ----------------     ----------------     ----------------
        (836,629,094)        (133,721,505)         241,707,578           (1,556,043)         (19,010,708)
    ----------------     ----------------     ----------------     ----------------     ----------------
        (883,488,266)        (235,643,203)         440,414,457           (2,155,034)         (26,691,166)
    ----------------     ----------------     ----------------     ----------------     ----------------

    $   (840,129,513)    $   (233,450,895)    $    471,918,271     $     (2,112,085)    $    (26,678,377)
    ================     ================     ================     ================     ================


                        See Notes to Financial Statements               Page 103


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     FIRST TRUST                           FIRST TRUST
                                                                  STOXX(R) EUROPEAN                     FTSE EPRA/NAREIT
                                                                   SELECT DIVIDEND                DEVELOPED MARKETS REAL ESTATE
                                                                     INDEX FUND                            INDEX FUND
                                                                        (FDD)                                 (FFR)
                                                         -----------------------------------   -----------------------------------
                                                         SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            3/31/2022          YEAR ENDED         3/31/2022          YEAR ENDED
                                                           (UNAUDITED)         9/30/2021         (UNAUDITED)         9/30/2021
                                                         ----------------   ----------------   ----------------   ----------------
OPERATIONS:
Net investment income (loss)............................ $      3,171,614   $      9,854,187   $        452,751   $        745,716
Net realized gain (loss)................................        2,243,709         21,411,028            702,841          1,100,313
Net change in unrealized appreciation (depreciation)....      (14,683,727)        35,038,440            739,343          6,368,752
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations......................................       (9,268,404)        66,303,655          1,894,935          8,214,781
                                                         ----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................       (3,103,511)        (9,883,719)          (858,563)          (233,141)
                                                         ----------------   ----------------   ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       13,719,382         81,399,807          2,663,290          2,562,370
Cost of shares redeemed.................................       (9,706,674)       (32,016,164)        (2,543,440)        (8,557,560)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................        4,012,708         49,383,643            119,850         (5,995,190)
                                                         ----------------   ----------------   ----------------   ----------------
Total increase (decrease) in net assets.................       (8,359,207)       105,803,579          1,156,222          1,986,450

NET ASSETS:
Beginning of period.....................................      286,030,846        180,227,267         34,656,993         32,670,543
                                                         ----------------   ----------------   ----------------   ----------------
End of period........................................... $    277,671,639   $    286,030,846   $     35,813,215   $     34,656,993
                                                         ================   ================   ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................       20,603,334         17,553,334            691,608            841,608
Shares sold.............................................          950,000          5,550,000             50,000             50,000
Shares redeemed.........................................         (700,000)        (2,500,000)           (50,000)          (200,000)
                                                         ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period.......................       20,853,334         20,603,334            691,608            691,608
                                                         ================   ================   ================   ================


Page 104                See Notes to Financial Statements



            FIRST TRUST                                                                 FIRST TRUST
             DOW JONES                            FIRST TRUST                       GLOBAL ENGINEERING
      GLOBAL SELECT DIVIDEND                  GLOBAL WIND ENERGY                     AND CONSTRUCTION
            INDEX FUND                                ETF                                   ETF
               (FGD)                                 (FAN)                                 (FLM)
-----------------------------------   -----------------------------------   -----------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
   3/31/2022          YEAR ENDED         3/31/2022          YEAR ENDED         3/31/2022          YEAR ENDED
  (UNAUDITED)         9/30/2021         (UNAUDITED)         9/30/2021         (UNAUDITED)         9/30/2021
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$     11,769,834   $     23,115,111   $      1,166,537   $      5,180,381   $         65,383   $        160,246
      12,071,275         46,690,866          3,815,021         35,096,746            (99,285)          (280,169)
      (7,946,995)        76,332,374        (26,377,845)        (2,908,716)           193,047          1,887,797
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

      15,894,114        146,138,351        (21,396,287)        37,368,411            159,145          1,767,874
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

     (12,536,351)       (22,659,267)        (1,524,885)        (6,120,596)           (53,701)          (143,267)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

     143,324,714        231,712,385         20,348,359        237,937,542                 --          2,855,164
     (11,998,261)      (195,225,987)       (54,772,948)       (88,339,911)                --                 --
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

     131,326,453         36,486,398        (34,424,589)       149,597,631                 --          2,855,164
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
     134,684,216        159,965,482        (57,345,761)       180,845,446            105,444          4,479,771

     504,454,143        344,488,661        385,920,256        205,074,810         10,789,633          6,309,862
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$    639,138,359   $    504,454,143   $    328,574,495   $    385,920,256   $     10,895,077   $     10,789,633
================   ================   ================   ================   ================   ================

      20,200,002         19,300,002         18,450,002         11,750,002            200,002            150,002
       5,550,000          9,050,000          1,000,000         10,800,000                 --             50,000
        (500,000)        (8,150,000)        (2,750,000)        (4,100,000)                --                 --
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
      25,250,002         20,200,002         16,700,002         18,450,002            200,002            200,002
================   ================   ================   ================   ================   ================


                        See Notes to Financial Statements               Page 105


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                     FIRST TRUST                           FIRST TRUST
                                                               NASDAQ(R) CLEAN EDGE(R)                    INDXX GLOBAL
                                                              SMART GRID INFRASTRUCTURE                 NATURAL RESOURCES
                                                                     INDEX FUND                            INDEX FUND
                                                                       (GRID)                                (FTRI)
                                                         -----------------------------------   -----------------------------------
                                                         SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            3/31/2022          YEAR ENDED         3/31/2022          YEAR ENDED
                                                           (UNAUDITED)         9/30/2021         (UNAUDITED)         9/30/2021
                                                         ----------------   ----------------   ----------------   ----------------
OPERATIONS:
Net investment income (loss)............................ $      2,775,796   $      3,242,273   $      1,730,272   $      1,894,518
Net realized gain (loss)................................       13,142,249          8,840,140           (542,766)         1,321,619
Net change in unrealized appreciation (depreciation)....      (25,029,039)        42,350,049         13,230,835         (2,205,536)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations......................................       (9,110,994)        54,432,462         14,418,341          1,010,601
                                                         ----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................       (1,306,926)        (3,258,036)        (2,238,231)        (1,526,281)
                                                         ----------------   ----------------   ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................      249,739,834        474,084,702         55,440,179         31,087,104
Cost of shares redeemed.................................      (60,666,346)       (31,575,616)                --                 --
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................      189,073,488        442,509,086         55,440,179         31,087,104
                                                         ----------------   ----------------   ----------------   ----------------
Total increase (decrease) in net assets.................      178,655,568        493,683,512         67,620,289         30,571,424

NET ASSETS:
Beginning of period.....................................      550,262,495         56,578,983         36,311,741          5,740,317
                                                         ----------------   ----------------   ----------------   ----------------
End of period........................................... $    728,918,063   $    550,262,495   $    103,932,030   $     36,311,741
                                                         ================   ================   ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................        5,950,002            900,002          2,800,002            600,002
Shares sold.............................................        2,450,000          5,400,000          3,500,000          2,200,000
Shares redeemed.........................................         (650,000)          (350,000)                --                 --
                                                         ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period.......................        7,750,002          5,950,002          6,300,002          2,800,002
                                                         ================   ================   ================   ================


Page 106                See Notes to Financial Statements




            FIRST TRUST                           FIRST TRUST                           FIRST TRUST
           INDXX GLOBAL                              BICK                               INDXX NEXTG
          AGRICULTURE ETF                         INDEX FUND                                ETF
              (FTAG)                                (BICK)                                (NXTG)
-----------------------------------   -----------------------------------   -----------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
   3/31/2022          YEAR ENDED         3/31/2022          YEAR ENDED         3/31/2022          YEAR ENDED
  (UNAUDITED)         9/30/2021         (UNAUDITED)         9/30/2021         (UNAUDITED)         9/30/2021
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$         49,507   $         83,374   $        443,818   $        704,323   $     10,278,719   $     13,190,505
       1,021,942             46,035          9,991,458            286,285         75,534,348         81,514,040
          25,054            942,633        (10,059,269)         8,021,532        (77,663,337)       114,759,221
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

       1,096,503          1,072,042            376,007          9,012,140          8,149,730        209,463,766
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

         (54,379)           (76,502)          (615,976)          (563,280)       (16,774,178)        (8,671,946)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

      13,040,464          1,573,503                 --         24,312,835         69,222,977        509,273,872
      (3,363,097)                --        (65,253,074)        (6,733,788)      (209,943,913)      (218,991,266)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

       9,677,367          1,573,503        (65,253,074)        17,579,047       (140,720,936)       290,282,606
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
      10,719,491          2,569,043        (65,493,043)        26,027,907       (149,345,384)       491,074,426

       5,609,044          3,040,001         86,965,242         60,937,335      1,081,609,633        590,535,207
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$     16,328,535   $      5,609,044   $     21,472,199   $     86,965,242   $    932,264,249   $  1,081,609,633
================   ================   ================   ================   ================   ================

         189,928            139,928          2,550,002          2,100,002         14,150,002         10,000,002
         400,000             50,000                 --            650,000            850,000          7,200,000
        (100,000)                --         (1,850,000)          (200,000)        (2,700,000)        (3,050,000)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
         489,928            189,928            700,002          2,550,002         12,300,002         14,150,002
================   ================   ================   ================   ================   ================


                        See Notes to Financial Statements               Page 107


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                     FIRST TRUST
                                                                  S-NETWORK FUTURE                         FIRST TRUST
                                                                VEHICLES & TECHNOLOGY                    CLOUD COMPUTING
                                                                         ETF                                   ETF
                                                                       (CARZ)                                (SKYY)
                                                         -----------------------------------   -----------------------------------
                                                         SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            3/31/2022          YEAR ENDED         3/31/2022          YEAR ENDED
                                                           (UNAUDITED)         9/30/2021         (UNAUDITED)         9/30/2021
                                                         ----------------   ----------------   ----------------   ----------------
OPERATIONS:
Net investment income (loss)............................ $      1,297,757   $        691,487   $     43,358,753   $      9,472,360
Net realized gain (loss)................................         (519,203)        10,838,183        (46,859,172)     1,433,936,513
Net change in unrealized appreciation (depreciation)....       (1,603,336)         5,024,127       (836,629,094)       235,787,379
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations......................................         (824,782)        16,553,797       (840,129,513)     1,679,196,252
                                                         ----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................       (1,400,932)          (535,126)       (44,797,606)       (11,051,410)
                                                         ----------------   ----------------   ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       36,355,270         66,534,380        832,312,950      2,762,307,799
Cost of shares redeemed.................................      (28,948,280)       (47,810,092)      (840,418,627)    (3,154,828,076)
                                                         ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................        7,406,990         18,724,288         (8,105,677)      (392,520,277)
                                                         ----------------   ----------------   ----------------   ----------------
Total increase (decrease) in net assets.................        5,181,276         34,742,959       (893,032,796)     1,275,624,565

NET ASSETS:
Beginning of period.....................................       63,989,360         29,246,401      6,239,449,143      4,963,824,578
                                                         ----------------   ----------------   ----------------   ----------------
End of period........................................... $     69,170,636   $     63,989,360   $  5,346,416,347   $  6,239,449,143
                                                         ================   ================   ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................        1,100,002            750,002         59,200,002         63,250,002
Shares sold.............................................          600,000          1,200,000          8,250,000         27,200,000
Shares redeemed.........................................         (500,000)          (850,000)        (8,350,000)       (31,250,000)
                                                         ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period.......................        1,200,002          1,100,002         59,100,002         59,200,002
                                                         ================   ================   ================   ================


Page 108                See Notes to Financial Statements



            FIRST TRUST                                                                 FIRST TRUST
           INTERNATIONAL                          FIRST TRUST                         IPOX(R) EUROPE
              EQUITY                                NASDAQ                                EQUITY
         OPPORTUNITIES ETF                     CYBERSECURITY ETF                     OPPORTUNITIES ETF
              (FPXI)                                (CIBR)                                (FPXE)
-----------------------------------   -----------------------------------   -----------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
   3/31/2022          YEAR ENDED         3/31/2022          YEAR ENDED         3/31/2022          YEAR ENDED
  (UNAUDITED)         9/30/2021         (UNAUDITED)         9/30/2021         (UNAUDITED)         9/30/2021
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$      2,192,308   $      7,462,351   $     31,503,814   $      2,436,706   $         42,949   $         26,647
    (101,921,698)       (58,454,798)       198,706,879        415,138,506           (598,991)            47,668
    (133,721,505)        60,066,212        241,707,578        582,202,103         (1,556,043)           182,124
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

    (233,450,895)         9,073,765        471,918,271        999,777,315         (2,112,085)           256,439
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

      (1,344,495)        (6,104,611)       (33,146,626)        (4,694,250)           (17,640)           (43,541)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

      16,791,408        893,325,867      2,119,288,286      2,560,530,212          1,384,468          9,415,730
    (389,470,960)       (89,839,649)      (889,975,048)      (964,304,085)        (1,166,372)        (1,424,855)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

    (372,679,552)       803,486,218      1,229,313,238      1,596,226,127            218,096          7,990,875
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
    (607,474,942)       806,455,372      1,668,084,883      2,591,309,192         (1,911,629)         8,203,773

   1,163,258,803        356,803,431      4,770,297,564      2,178,988,372         10,691,929          2,488,156
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$    555,783,861   $  1,163,258,803   $  6,438,382,447   $  4,770,297,564   $      8,780,300   $     10,691,929
================   ================   ================   ================   ================   ================

      18,150,002          6,300,002         97,750,002         62,650,002            350,002            100,002
         250,000         13,200,000         41,600,000         55,350,000             50,000            300,000
      (7,050,000)        (1,350,000)       (17,650,000)       (20,250,000)           (50,000)           (50,000)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
      11,350,002         18,150,002        121,700,002         97,750,002            350,002            350,002
================   ================   ================   ================   ================   ================


                        See Notes to Financial Statements               Page 109


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                           FIRST TRUST
                                                                                                            DOW JONES
                                                                                                          INTERNATIONAL
                                                                                                          INTERNET ETF
                                                                                                             (FDNI)
                                                                                               -----------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                                  3/31/2022          YEAR ENDED
                                                                                                 (UNAUDITED)         9/30/2021
                                                                                               ----------------   ----------------
OPERATIONS:
Net investment income (loss).................................................................. $         12,789   $       (591,485)
Net realized gain (loss)......................................................................       (7,680,458)         4,460,345
Net change in unrealized appreciation (depreciation)..........................................      (19,010,708)       (12,737,659)
                                                                                               ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations............................................................................      (26,678,377)        (8,868,799)
                                                                                               ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.........................................................................               --           (145,080)
                                                                                               ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.....................................................................               --         93,036,318
Cost of shares redeemed.......................................................................      (37,980,924)       (28,969,729)
                                                                                               ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..............................................................      (37,980,924)        64,066,589
                                                                                               ----------------   ----------------
Total increase (decrease) in net assets.......................................................      (64,659,301)        55,052,710

NET ASSETS:
Beginning of period...........................................................................      103,902,742         48,850,032
                                                                                               ----------------   ----------------
End of period................................................................................. $     39,243,441   $    103,902,742
                                                                                               ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.......................................................        2,600,002          1,250,002
Shares sold...................................................................................               --          2,000,000
Shares redeemed...............................................................................       (1,100,000)          (650,000)
                                                                                               ----------------   ----------------
Shares outstanding, end of period.............................................................        1,500,002          2,600,002
                                                                                               ================   ================


Page 110                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)



                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    13.88     $    10.27     $    12.75     $    13.12     $    13.61     $    11.82
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.15           0.52           0.52           0.66           0.59           0.42
Net realized and unrealized gain (loss)        (0.56)          3.61          (2.50)         (0.37)         (0.49)          1.79
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (0.41)          4.13          (1.98)          0.29           0.10           2.21
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.15)         (0.52)         (0.50)         (0.66)         (0.59)         (0.42)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    13.32     $    13.88     $    10.27     $    12.75     $    13.12     $    13.61
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (2.98)%        40.19%        (15.64)%         2.35%          0.74%         18.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  277,672     $  286,031     $  180,227     $  293,918     $  454,824     $  529,527

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.57% (b)      0.58%          0.57%          0.58%          0.57%          0.60%
Ratio of net expenses to average net
   assets                                       0.57% (b)      0.58%          0.57%          0.58%          0.57%          0.60%
Ratio of net investment income (loss) to
   average net assets                           2.20% (b)      4.06%          3.84%          4.84%          4.25%          3.96%
Portfolio turnover rate (c)                       38%            58%            98%            24%            35%            21%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    50.11     $    38.82     $    49.44     $    45.07     $    44.96     $    46.18
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.57           0.89           0.62           1.25           1.48           0.89
Net realized and unrealized gain (loss)         2.26          10.74          (9.27)          4.55           0.31          (0.65)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                2.83          11.63          (8.65)          5.80           1.79           0.24
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (1.16)         (0.34)         (1.97)         (1.43)         (1.68)         (1.46)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    51.78     $    50.11     $    38.82     $    49.44     $    45.07     $    44.96
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                5.56%         29.95%        (18.12)%        13.19%          3.99%          0.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   35,813     $   34,657     $   32,671     $   56,436     $   45,074     $   51,700

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.94% (b)      0.92%          0.85%          0.89%          0.85%          0.70%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           2.50% (b)      2.21%          2.52%          2.61%          3.48%          2.40%
Portfolio turnover rate (c)                        6%            11%             7%             7%             9%             6%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 111


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    24.97     $    17.85     $    22.90     $    25.16     $    25.73     $    23.49
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.54           1.22           1.30           1.39           1.15           1.03
Net realized and unrealized gain (loss)         0.39           7.10          (5.04)         (2.24)         (0.58)          2.23
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                0.93           8.32          (3.74)         (0.85)          0.57           3.26
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.59)         (1.20)         (1.31)         (1.41)         (1.14)         (1.02)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    25.31     $    24.97     $    17.85     $    22.90     $    25.16     $    25.73
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                3.73%         46.94%        (16.33)%        (3.21)%         2.26%         14.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  639,138     $  504,454     $  344,489     $  532,532     $  484,280     $   470,887

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.56% (b)      0.57%          0.57%          0.59%          0.58%          0.58%
Ratio of net expenses to average net
   assets                                       0.56% (b)      0.57%          0.57%          0.59%          0.58%          0.58%
Ratio of net investment income (loss) to
   average net assets                           4.31% (b)      5.11%          6.16%          6.20%          4.48%          4.43%
Portfolio turnover rate (c)                       34%            38%            67%            31%            31%            35%


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    20.92     $    17.45     $    13.13     $    12.50     $    13.13     $    13.30
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.07           0.28           0.26           0.30           0.28           0.41
Net realized and unrealized gain (loss)        (1.22)          3.52           4.33           0.64          (0.66)          0.32
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (1.15)          3.80           4.59           0.94          (0.38)          0.73
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.09)         (0.33)         (0.27)         (0.31)         (0.25)         (0.90)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    19.68     $    20.92     $    17.45     $    13.13     $    12.50     $    13.13
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (5.51)%        21.76%         35.42%          7.58%         (2.92)%         6.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  328,574     $  385,920     $  205,075     $   75,502     $   79,362     $  100,467

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.61% (b)      0.62%          0.66%          0.71%          0.68%          0.71%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.68% (b)      1.34%          1.86%          2.32%          2.21%          2.88%
Portfolio turnover rate (c)                        8%            31%            42%            30%            22%            78%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 112                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    53.95     $    42.07     $    47.05     $    56.78     $    56.89     $    48.63
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.33           0.87           1.28           0.87           0.79           0.62
Net realized and unrealized gain (loss)         0.46          11.79          (4.93)         (9.71)          0.16           8.27
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                0.79          12.66          (3.65)         (8.84)          0.95           8.89
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.27)         (0.78)         (1.33)         (0.89)         (1.06)         (0.63)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    54.47     $    53.95     $    42.07     $    47.05     $    56.78     $    56.89
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                1.48%         30.19%         (7.52)%       (15.64)%         1.67%         18.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   10,895     $   10,790     $    6,310     $    9,409     $   14,194     $   17,066

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       1.24% (b)      1.42%          1.43%          1.21%          0.88%          0.92%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.20% (b)      1.81%          2.68%          1.64%          1.45%          1.20%
Portfolio turnover rate (c)                       11%            18%            20%            14%            16%            20%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    92.48     $    62.87     $    49.51     $    47.62     $    49.00     $    39.19
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.36           0.64           0.58           0.67           0.52           0.57
Net realized and unrealized gain (loss)         1.38 (d)      29.73          13.27           1.84          (1.32)          9.82
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                1.74          30.37          13.85           2.51          (0.80)         10.39
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.17)         (0.76)         (0.49)         (0.62)         (0.58)         (0.58)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    94.05     $    92.48     $    62.87     $    49.51     $    47.62     $    49.00
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                1.88%         48.35%         28.10%          5.32%         (1.66)%        26.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  728,918     $  550,262     $   56,579     $   27,232     $   33,333     $   26,951

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.57% (b)      0.63%          0.75%          0.82%          0.74%          0.84%
Ratio of net expenses to average net
   assets                                       0.57% (b)      0.63%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           0.77% (b)      1.11%          1.30%          1.40%          1.10%          1.44%
Portfolio turnover rate (c)                       10%            20%            53%            31%            60%            32%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

                        See Notes to Financial Statements               Page 113


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    12.97     $     9.57    $     11.47     $    12.73     $    11.88     $    10.66
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.37           0.80           0.53           0.72           0.48           0.41
Net realized and unrealized gain (loss)         3.69           3.29 (a)      (1.86)         (1.28)          0.83           1.22
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                4.06           4.09          (1.33)         (0.56)          1.31           1.63
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.53)         (0.69)         (0.57)         (0.70)         (0.46)         (0.41)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    16.50     $    12.97    $      9.57     $    11.47     $    12.73     $    11.88
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                               31.75%         42.87%        (11.80)%        (4.42)%        11.12%         15.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  103,932     $   36,312    $     5,740     $    7,452     $    8,908     $    8,913

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           7.35% (c)      9.06%          4.94%          5.95%          3.74%          3.39%
Portfolio turnover rate (d)                       18%            99%            66%            84%            50%            61%


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)



                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    29.53     $    21.73     $    22.87     $    26.21     $    26.96     $    21.55
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.16           0.45           0.45           0.51           0.44           0.39
Net realized and unrealized gain (loss)         3.85           7.78          (1.20)         (3.17)         (0.83)          5.41
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                4.01           8.23          (0.75)         (2.66)         (0.39)          5.80
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.21)         (0.43)         (0.39)         (0.64)         (0.36)         (0.39)
Return on Capital                                 --             --             --          (0.04)            --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.21)         (0.43)         (0.39)         (0.68)         (0.36)         (0.39)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    33.33     $    29.53     $    21.73     $    22.87     $    26.21     $    26.96
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                               13.63%         37.94%         (3.19)%       (10.16)%        (1.46)%        27.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   16,329     $    5,609     $    3,040     $    3,200     $    4,979     $    7,816

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.35% (c)      1.84%          2.16%          1.93%          1.56%          1.80%
Portfolio turnover rate (d)                       13%            12%            17%            20%            30%            38%


(a)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 114                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    34.10     $    29.02     $    25.61     $    26.48     $    28.77     $    22.94
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.62           0.30           0.08           0.33           0.40           0.33
Net realized and unrealized gain (loss)        (3.23)          5.01           3.53          (0.80)         (2.34)          5.85
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (2.61)          5.31           3.61          (0.47)         (1.94)          6.18
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.82)         (0.23)         (0.20)         (0.40)         (0.35)         (0.35)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    30.67     $    34.10     $    29.02     $    25.61     $    26.48     $    28.77
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (7.73)%        18.28%         14.07%         (1.76)%        (6.82)%        27.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   21,472     $   86,965     $   60,937     $  116,503     $  190,648     $  202,863

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net expenses to average net
   assets                                       0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net investment income (loss) to
   average net assets                           2.89% (b)      0.83%          0.60%          1.25%          1.33%          2.15%
Portfolio turnover rate (c)                       26%            92%            58%            66%            65%            86%


FIRST TRUST INDXX NEXTG ETF (NXTG)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    76.44     $    59.05     $    50.26     $    49.63     $    50.52     $    41.29
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.82           0.95           0.69           0.37           0.72           0.44
Net realized and unrealized gain (loss)        (0.19)         17.10           8.79           0.50          (0.60)          9.29
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                0.63          18.05           9.48           0.87           0.12           9.73
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (1.03)         (0.62)         (0.69)         (0.24)         (1.01)         (0.50)
Net realized gain                              (0.25)         (0.04)            --             --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (1.28)         (0.66)         (0.69)         (0.24)         (1.01)         (0.50)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    75.79     $    76.44     $    59.05     $    50.26     $    49.63     $    50.52
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                0.70%         30.62%         18.97%          1.78%          0.20%         23.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  932,264     $1,081,610     $  590,535     $  196,015     $   17,370     $   17,683

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           2.02% (b)      1.47%          1.52%          1.73%          1.34%          1.04%
Portfolio turnover rate (c)                        9%            27%            30%            59%            80%            18%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 115


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    58.17     $    39.00     $    32.04     $    36.33     $    40.25     $    33.39
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    1.02           0.60           0.34           1.02           0.98           0.87
Net realized and unrealized gain (loss)        (0.43)         19.04           7.07          (4.28)         (3.98)          6.87
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                0.59          19.64           7.41          (3.26)         (3.00)          7.74
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (1.12)         (0.47)         (0.45)         (1.03)         (0.92)         (0.88)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    57.64     $    58.17     $    39.00     $    32.04     $    36.33     $    40.25
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                0.96%         50.43%         23.33%         (8.97)%        (7.57)%        23.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   69,171     $   63,989     $   29,246     $   17,623     $   18,167      $   18,112

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           3.53% (b)      1.17%          1.09%          3.19%          2.44%          2.20%
Portfolio turnover rate (c)                       94%            42%            36%            24%            16%            17%


FIRST TRUST CLOUD COMPUTING ETF (SKYY)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $   105.40     $    78.48     $    56.39     $    56.71     $    41.88     $    34.17
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.74           0.15           0.16           0.59           0.14           0.13
Net realized and unrealized gain (loss)       (14.92)         26.95          22.10          (0.31)         14.84           7.72
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations              (14.18)         27.10          22.26           0.28          14.98           7.85
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.76)         (0.18)         (0.17)         (0.60)         (0.15)         (0.14)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    90.46     $   105.40     $    78.48     $    56.39     $    56.71     $    41.88
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              (13.54)%       34.55%         39.54%           0.57%         35.80%         23.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $5,346,416     $6,239,449     $4,963,825     $2,168,198     $2,067,140     $1,088,930

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
 average net assets                             1.47% (b)      0.16%          0.24%          1.02%          0.28%          0.34%
Portfolio turnover rate (c)                       21%            33%            35%            85%             7%            14%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 116                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    64.09     $    56.64     $    36.39     $    35.10     $    34.51     $    27.47
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.21           0.40           0.11           0.30           0.49           0.22
Net realized and unrealized gain (loss)       (15.24)          7.39          20.32 (a)       1.29           0.66           7.07
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations              (15.03)          7.79          20.43           1.59           1.15           7.29
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.09)         (0.34)         (0.18)         (0.30)         (0.56)         (0.25)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    48.97     $    64.09     $    56.64     $    36.39     $    35.10     $    34.51
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              (23.48)%        13.73%         56.24% (a)      4.60%          3.35%         26.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  555,784     $1,163,259     $  356,803     $   30,931     $   26,322     $   22,429

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           0.50% (c)      0.76%          0.38%          0.86%          1.42%          1.62%
Portfolio turnover rate (d)                       48%           118%           114%            98%            83%            58%


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2022     ------------------------------------------------------------------------
                                         (UNAUDITED)        2021           2020           2019           2018           2017
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    48.80     $    34.78     $    27.63     $    28.49     $    21.85     $    19.77
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.29           0.04           0.50           0.06           0.02           0.03
Net realized and unrealized gain (loss)         4.11          14.04           7.16          (0.86)          6.64           2.09
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                4.40          14.08           7.66          (0.80)          6.66           2.12
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.30)         (0.06)         (0.51)         (0.06)         (0.02)         (0.04)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    52.90     $    48.80     $    34.78     $    27.63     $    28.49     $    21.85
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                9.02%         40.50%         28.27%         (2.78)%        30.49%         10.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $6,438,382     $4,770,298     $2,178,988     $  979,650     $  847,673     $  313,575

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (c)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.60% (c)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           1.15% (c)      0.07%          1.54%          0.20%          0.04%          0.13%
Portfolio turnover rate (d)                       29%            35%            46%            58%            56%            67%


(a)   The Fund received a payment from the advisor in the amount of $806, which represents less than $0.01 per share. Since the advisor reimbursed the
      Fund, there was no effect on the Fund's total return.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 117


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)


                                          SIX MONTHS
                                            ENDED        YEAR ENDED SEPTEMBER 30,        PERIOD
                                          3/31/2022     ---------------------------      ENDED
                                         (UNAUDITED)        2021           2020       9/30/2019 (a)
                                         ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    30.55     $    24.88     $    19.66     $    19.70
                                          ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.12           0.25           0.22           0.33
Net realized and unrealized gain (loss)        (5.53)          5.75           5.30          (0.06)
                                          ----------     ----------     ----------     ----------
Total from investment operations               (5.41)          6.00           5.52           0.27
                                          ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.05)         (0.33)         (0.30)         (0.31)
                                          ----------     ----------     ----------     ----------
Net asset value, end of period            $    25.09     $    30.55     $    24.88     $    19.66
                                          ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              (17.74)%        24.19%         28.33%          1.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    8,780     $   10,692     $    2,488     $    1,966

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                           0.82% (c)      0.51%          0.74%          1.77% (c)
Portfolio turnover rate (d)                       54%           118%            63%            67%


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)


                                          SIX MONTHS
                                            ENDED        YEAR ENDED SEPTEMBER 30,        PERIOD
                                          3/31/2022     ---------------------------      ENDED
                                         (UNAUDITED)        2021           2020       9/30/2019 (a)
                                         ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    39.96     $    39.08     $    21.02     $    19.69
                                          ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.01 (e)      (0.18)         (0.03)          0.75
Net realized and unrealized gain (loss)       (13.81)          1.13 (f)      18.40           1.04
                                          ----------     ----------     ----------     ----------
Total from investment operations              (13.80)          0.95          18.37           1.79
                                          ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             --          (0.07)         (0.31)         (0.46)
                                          ----------     ----------     ----------     ----------
Net asset value, end of period            $    26.16     $    39.96     $    39.08     $    21.02
                                          ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              (34.53)%         2.42%         88.27%          9.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   39,243     $  103,903     $   48,850     $    4,204

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.65% (c)      0.65%          0.65%          0.65% (c)
Ratio of net investment income (loss) to
   average net assets                           0.03% (c)     (0.55)%        (0.50)%         4.42% (c)
Portfolio turnover rate (d)                       17%            34%            23%            61%


(a)   Inception dates for FPXE and FDNI are October 4, 2018 and November 5,
      2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Based on average shares outstanding.

(f)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

Page 118                See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seventeen exchange-traded funds. This report covers the sixteen funds (each a "Fund" and collectively, the "Funds") listed below:

    First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc.
       ("NYSE Arca") ticker "FDD")
    First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
       (NYSE Arca ticker "FFR")
    First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca ticker
       "FGD")
    First Trust Global Wind Energy ETF - (NYSE Arca ticker "FAN")
    First Trust Global Engineering and Construction ETF - (NYSE Arca ticker
       "FLM")
    First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
       (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
    First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
       "FTRI")
    First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")
    First Trust BICK Index Fund - (Nasdaq ticker "BICK")
    First Trust Indxx NextG ETF - (Nasdaq ticker "NXTG")
    First Trust S-Network Future Vehicles & Technology ETF - (Nasdaq ticker
       "CARZ")(1)
    First Trust Cloud Computing ETF - (Nasdaq ticker "SKYY")
    First Trust International Equity Opportunities ETF - (Nasdaq ticker "FPXI")
    First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker "CIBR")
    First Trust IPOX(R) Europe Equity Opportunities ETF - (Nasdaq ticker "FPXE")
    First Trust Dow Jones International Internet ETF - (Nasdaq ticker "FDNI")

(1)   Effective on January 26, 2022, First Trust NASDAQ Global Auto Index Fund
      changed its name to First Trust S-Network Future Vehicles & Technology
      ETF. The Fund's ticker symbol was not changed.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF                                              ISE Clean Edge Global Wind Energy Index(TM)
First Trust Global Engineering and Construction ETF                             ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq Clean Edge Smart Grid
                                                                                   Infrastructure Index(TM)
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Indxx NextG ETF                                                     Indxx 5G & NextG Thematic Index(SM)
First Trust S-Network Future Vehicles & Technology ETF                          S-Network Electric & Future Vehicle Ecosystem Index
First Trust Cloud Computing ETF                                                 ISE CTA Cloud Computing Index(TM)
First Trust International Equity Opportunities ETF                              IPOX(R) International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity Index(TM)
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R)-100 Europe Index
First Trust Dow Jones International Internet ETF                                Dow Jones International Internet Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of

                                                                        Page 119


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2022, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in master limited partnerships
("MLPs") generally are comprised of return of capital and investment income. A
Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess

                                                                        Page 121


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

the effect or potential effect of offsetting arrangements on a Fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as each
Fund's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FAN.
The Bank of New York Mellon ("BNYM") acts as FAN's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2022, FAN, FLM, GRID, FTRI, BICK, NXTG, CARZ,
SKYY, FPXI, CIBR, and FPXE had securities in the securities lending program.
During the six months ended March 31, 2022, FAN, FLM, GRID, FTRI, BICK, NXTG,
CARZ, SKYY, FPXI, CIBR, and FPXE participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2022, were received as collateral for lending securities.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2021 was as follows:


                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                   Ordinary          Capital        Return of
                                                                                    Income            Gains          Capital
                                                                               -----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                       $       9,883,719  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                    233,141              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               22,659,267              --              --
First Trust Global Wind Energy ETF                                                     6,120,596              --              --
First Trust Global Engineering and Construction ETF                                      143,267              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               3,258,036              --              --
First Trust Indxx Global Natural Resources Income ETF                                  1,526,281              --              --
First Trust Indxx Global Agriculture ETF                                                  76,502              --              --
First Trust BICK Index Fund                                                              563,280              --              --
First Trust Indxx NextG ETF                                                            8,671,946              --              --
First Trust S-Network Future Vehicles & Technology ETF                                   535,126              --              --
First Trust Cloud Computing ETF                                                       11,051,410              --              --
First Trust International Equity Opportunities ETF                                     6,104,611              --              --
First Trust Nasdaq Cybersecurity ETF                                                   4,694,250              --              --
First Trust IPOX(R) Europe Equity Opportunities ETF                                       43,541              --              --
First Trust Dow Jones International Internet ETF                                         145,080              --              --


                                                                        Page 123


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

As of September 30, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                   Ordinary           Other        Appreciation
                                                                                    Income         Gain (Loss)    (Depreciation)
                                                                               -----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                       $         312,025  $  (66,398,474) $   22,598,719
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                    522,614      (1,484,414)      2,266,831
First Trust Dow Jones Global Select Dividend Index Fund                                4,063,610    (188,171,697)     21,656,817
First Trust Global Wind Energy ETF                                                       844,206     (53,254,998)     27,665,332
First Trust Global Engineering and Construction ETF                                       48,711      (8,360,205)        839,049
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  49,897        (573,216)     46,171,387
First Trust Indxx Global Natural Resources Income ETF                                    398,906     (60,586,878)     (2,725,427)
First Trust Indxx Global Agriculture ETF                                                  15,681     (19,433,604)        736,673
First Trust BICK Index Fund                                                              152,143     (30,940,610)      8,296,855
First Trust Indxx NextG ETF                                                            4,740,124       2,009,586     167,298,201
First Trust S-Network Future Vehicles & Technology ETF                                   209,766      (4,106,876)      1,886,898
First Trust Cloud Computing ETF                                                               --    (117,037,002)    983,676,734
First Trust International Equity Opportunities ETF                                     1,343,451     (85,061,565)     89,180,201
First Trust Nasdaq Cybersecurity ETF                                                          --     (43,875,482)    809,061,749
First Trust IPOX(R) Europe Equity Opportunities ETF                                       10,268        (354,453)        641,839
First Trust Dow Jones International Internet ETF                                        (726,839)     (2,315,094)     (8,204,607)


H. INCOME AND OTHER TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain
(loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March
29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax ("STT") was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.

In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The
Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

Until March 31, 2020, dividends received by the Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess.
Subsequent to the Indian Finance Act, 2020, "The Taxation and Other Laws
(Relaxation and Amendment of Certain Provisions) Bill, 2020" (the "Bill") was
enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund.
The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund's shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019,
2020, and 2021 remain open to federal and state audit. As of March 31, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                                     Non-Expiring
                                                                                     Capital Loss
                                                                                     Carryforward
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                              $ 66,398,474
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund*                   1,484,414
First Trust Dow Jones Global Select Dividend Index Fund                                188,171,697
First Trust Global Wind Energy ETF                                                      53,254,998
First Trust Global Engineering and Construction ETF                                      8,360,205
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                   573,216
First Trust Indxx Global Natural Resources Income ETF                                   60,586,878
First Trust Indxx Global Agriculture ETF                                                19,433,604
First Trust BICK Index Fund                                                             30,940,610
First Trust Indxx NextG ETF                                                                     --
First Trust S-Network Future Vehicles & Technology ETF                                   4,106,876
First Trust Cloud Computing ETF                                                        117,037,002
First Trust International Equity Opportunities ETF                                      85,061,565
First Trust Nasdaq Cybersecurity ETF                                                    43,875,482
First Trust IPOX(R) Europe Equity Opportunities ETF                                        354,453
First Trust Dow Jones International Internet ETF                                         2,315,094


      * $75,097 of First Trust FTSE EPRA/NAREIT Developed Markets Real Estate
      Index Fund's non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $34,965 per year.

                                                                        Page 125


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

During the taxable year ended September 30, 2021, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:


                                                                                     Capital Loss
                                                                                     Carryforward
                                                                                       Utilized
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                             $  14,703,151
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                      156,259
First Trust Indxx Global Natural Resources Income ETF                                    1,611,960
First Trust Indxx Global Agriculture ETF                                                    50,032
First Trust Indxx NextG ETF                                                                342,410
First Trust Nasdaq Cybersecurity ETF                                                     1,901,108


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2021, the following
Fund incurred and elected to defer late year ordinary or capital losses as follows:


                                                                      Qualified Late Year Losses
                                                              ------------------------------------------
                                                              Ordinary Losses             Capital Losses
                                                              ---------------             --------------
First Trust Dow Jones International Internet ETF              $       726,839             $           --


As of March 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                       Gross                Gross           Net Unrealized
                                                                     Unrealized          Unrealized          Appreciation
                                                 Tax Cost           Appreciation       (Depreciation)       (Depreciation)
                                              ----------------------------------------------------------------------------
First Trust STOXX(R) European Select
   Dividend Index Fund                        $   265,190,760      $   22,802,985      $   (13,679,984)     $    9,123,001
First Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund                  31,776,725           6,852,622           (2,902,397)          3,950,225
First Trust Dow Jones Global Select Dividend
   Index Fund                                     608,667,842          47,929,772          (24,794,587)         23,135,185
First Trust Global Wind Energy ETF                344,745,995          40,303,618          (35,826,727)          4,476,891
First Trust Global Engineering and
   Construction ETF                                 9,954,468           2,114,921             (925,705)          1,189,216
First Trust NASDAQ(R) Clean Edge(R) Smart
   Grid Infrastructure Index Fund                 729,772,056          51,767,884          (26,114,875)         25,653,009
First Trust Indxx Global Natural Resources
   Income ETF                                     100,835,088          11,760,703             (924,531)         10,836,172
First Trust Indxx Global Agriculture ETF           15,494,903           1,354,172             (562,636)            791,536
First Trust BICK Index Fund                        22,095,261           3,189,075           (3,270,528)            (81,453)
First Trust Indxx NextG ETF                       850,677,575         147,044,796          (48,349,909)         98,694,887
First Trust S-Network Future Vehicles
   & Technology ETF                                71,361,338           5,949,250           (4,375,527)          1,573,723
First Trust Cloud Computing ETF                 5,294,415,489         929,448,050         (727,702,113)        201,745,937
First Trust International Equity
   Opportunities ETF                              612,377,703          33,617,480          (70,781,910)        (37,164,430)
First Trust Nasdaq Cybersecurity ETF            5,334,336,766       1,227,881,002         (115,926,462)      1,111,954,540
First Trust IPOX(R) Europe Equity
   Opportunities ETF                                9,804,533             277,996           (1,106,306)           (828,310)
First Trust Dow Jones International
   Internet ETF                                    62,753,792           1,325,387          (26,267,534)        (24,942,147)


I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Indxx Global Natural Resources
Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index
Fund, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles &
Technology ETF, First Trust Cloud Computing ETF, First Trust International


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF, First Trust
IPOX(R) Europe Equity Opportunities ETF, and First Trust Dow Jones International
Internet ETF (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the
Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         S&P Dow Jones Indices LLC
First Trust Global Wind Energy ETF                                              Nasdaq, Inc.
First Trust Global Engineering and Construction ETF                             Nasdaq, Inc.
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Agriculture ETF                                        Indxx, LLC
First Trust BICK Index Fund                                                     Nasdaq, Inc.
First Trust Indxx NextG ETF                                                     Indxx, LLC
First Trust S-Network Future Vehicles & Technology ETF                          S-Network Global Indexes, Inc.
First Trust Cloud Computing ETF                                                 Nasdaq, Inc.
First Trust International Equity Opportunities ETF                              IPOX(R) Schuster LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R) Schuster LLC
First Trust Dow Jones International Internet ETF                                S&P Dow Jones Indices LLC


The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The
Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage expense, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust Indxx Global Natural Resources Income ETF            0.70%
First Trust Indxx Global Agriculture ETF                         0.70%
First Trust BICK Index Fund                                      0.64%
First Trust Indxx NextG ETF                                      0.70%
First Trust S-Network Future Vehicles & Technology ETF           0.70%
First Trust Cloud Computing ETF                                  0.60%
First Trust International Equity Opportunities ETF               0.70%
First Trust Nasdaq Cybersecurity ETF                             0.60%
First Trust IPOX(R) Europe Equity Opportunities ETF              0.70%
First Trust Dow Jones International Internet ETF                 0.65%

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust
FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones
Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First
Trust Global Engineering and Construction ETF, and First Trust NASDAQ(R) Clean
Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap
Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets.

                                                                        Page 127


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

For the Expense Cap Funds, the Trust and First Trust have entered into an
Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement")
in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2023.


                                                                                         Expense Cap
                                                                                        -------------
First Trust STOXX(R) European Select Dividend Index Fund                                    0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                     0.60%
First Trust Global Wind Energy ETF                                                          0.60%
First Trust Global Engineering and Construction ETF                                         0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    0.70%


Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended
March 31, 2022 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                        Fees Waived or Expenses Borne by First Trust
                                                                                     Subject to Recovery
                                                                  ---------------------------------------------------------
                                           Advisory    Expense    Six Months     Year        Year     Six Months
                                             Fee        Reim-       Ended       Ended       Ended       Ended
                                           Waivers    bursements  9/30/2019   9/30/2020   9/30/2021   3/31/2022     Total
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
First Trust FTSE EPRA/NAREIT
   Developed Markets Real Estate
   Index Fund                             $   61,682  $       --  $   63,863  $  114,648  $  108,383  $   61,682  $ 348,576
First Trust Global Wind Energy ETF            24,744          --      39,810      69,675      66,999      24,744    201,228
First Trust Global Engineering and
   Construction ETF                           21,713       7,477      30,067      55,317      63,848      29,190    178,422


The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $    109,015,765  $  109,573,271
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,001,550       2,369,215
First Trust Dow Jones Global Select Dividend Index Fund                              207,270,952     184,322,458
First Trust Global Wind Energy ETF                                                    29,732,484      28,950,957
First Trust Global Engineering and Construction ETF                                    1,160,041       1,182,456
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              99,412,519      67,815,321
First Trust Indxx Global Natural Resources Income ETF                                 12,343,190       8,699,810
First Trust Indxx Global Agriculture ETF                                               2,521,093       1,021,086
First Trust BICK Index Fund                                                            8,643,986      40,477,266
First Trust Indxx NextG ETF                                                           95,752,970     128,049,565
First Trust S-Network Future Vehicles & Technology ETF                                71,177,637      67,902,228
First Trust Cloud Computing ETF                                                    1,236,885,773   1,221,245,972
First Trust International Equity Opportunities ETF                                   420,627,708     465,975,601
First Trust Nasdaq Cybersecurity ETF                                               1,607,359,378   1,578,727,537
First Trust IPOX(R) Europe Equity Opportunities ETF                                    5,635,800       5,646,745
First Trust Dow Jones International Internet ETF                                      12,875,694      12,944,740


For the six months ended March 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     13,620,210  $    9,639,707
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,548,883       2,520,806
First Trust Dow Jones Global Select Dividend Index Fund                              115,127,725      10,638,221
First Trust Global Wind Energy ETF                                                    17,763,800      53,561,831
First Trust Global Engineering and Construction ETF                                           --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund             216,656,595      59,478,951
First Trust Indxx Global Natural Resources Income ETF                                 51,239,194              --
First Trust Indxx Global Agriculture ETF                                              11,023,098       2,882,147
First Trust BICK Index Fund                                                                   --      33,541,945
First Trust Indxx NextG ETF                                                           55,925,698     184,053,719
First Trust S-Network Future Vehicles & Technology ETF                                32,203,362      28,132,850
First Trust Cloud Computing ETF                                                      831,176,906     843,288,948
First Trust International Equity Opportunities ETF                                    13,214,346     339,507,214
First Trust Nasdaq Cybersecurity ETF                                               2,090,866,839     878,338,729
First Trust IPOX(R) Europe Equity Opportunities ETF                                    1,382,278       1,162,843
First Trust Dow Jones International Internet ETF                                              --      35,618,147


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares

                                                                        Page 129


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                                8. OTHER MATTERS

First Trust previously announced that, subject to shareholder approval of the matters described below, First Trust Global Engineering and Construction ETF will seek investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an equity index called the Alerian US
NextGen Infrastructure Index (the "New NextGen Index"). The New NextGen Index
will be composed of securities issued by U.S. companies that build, operate and own infrastructure assets. The New NextGen Index includes companies domiciled and incorporated in the United States that are engaged in the construction, development, operation and maintenance of infrastructure. Additionally, First
Trust Global Engineering and Construction ETF is expected to change its name to
First Trust Alerian US NextGen Infrastructure ETF and its new ticker symbol is expected to be RBLD. The Fund's shares will continue to be listed for trading on
NYSE Arca, Inc. and S-Network Global Indexes, Inc. will serve as the Fund's index provider.

First Trust previously announced that, subject to shareholder approval of the matters described below, First Trust FTSE EPRA/NAREIT Developed Markets Real
Estate Index Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the
Alerian Disruptive Technology Real Estate Index (the "New Real Estate Index").
The New Real Estate Index will be composed of securities issued by companies that own and lease real estate that support wired communication, wireless communication, data infrastructure, warehouses and fulfillment centers. The New
Real Estate Index includes operating companies and real estate investment trusts that are engaged in communications activities including the development and ownership of broadcast and mobile network towers, satellites, fiber-optic and other forms of data-transmitting cable, warehouses and fulfillment centers.
Additionally, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index
Fund is expected to change its name to First Trust Alerian Disruptive Technology
Real Estate ETF and its new ticker symbol is expected to be DTRE. The Fund's shares will continue to be listed for trading on NYSE Arca, Inc. and S-Network
Global Indexes, Inc. will serve as the Fund's index provider.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

On April 20, 2022, First Trust Indxx Metaverse ETF, an additional series of the
Trust, began trading under the symbol "ARVR" on Nasdaq.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                        Page 131


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2022 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

                                                                        Page 133

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

FIRST TRUST

First Trust Exchange-Traded Fund II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
         Book 2

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

----------------------------
     Semi-Annual Report
       For the Period
       March 22, 2022
(Commencement of Operations)
   through March 31, 2022
----------------------------


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2022


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (First Trust Nasdaq Lux Digital Health Solutions ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund described in this report will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of the Fund. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2022

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for the First
Trust Nasdaq Lux Digital Health Solutions ETF (the "Fund"), which contains detailed information about the Fund for the period from the Fund's inception date of March 22, 2022 through March 31, 2022. Please note that information in this letter and the report prior to the Fund's inception date will not apply to the Fund.

How are investors expected to make sense of the markets in a climate like the one we are in today? For what it is worth, the famous adage that "perception is reality" is a complete misnomer, in my opinion. Perception is a perspective of reality. Reality is the truth. When it comes to investing one's capital, it can be difficult to ascertain the truth, especially in the age of the internet and the 24/7 news cycle. There is so much information pumped out daily pertaining to the securities markets that it can be counterproductive if you consume too much of it, particularly if you do not have a discerning eye. To be frank, a lot of financial information adds up to nothing more than noise, or is an extension of someone's agenda, and we at First Trust encourage investors to ignore it as best they can. That is why we believe that investors should lean on those market principles that are tried and true. That is how you make sense of the markets, in my opinion.

There is essentially nothing major transpiring around the globe today that we have not encountered to some degree before, including war. Even the coronavirus
("COVID-19") pandemic, which arrived in the U.S. in the first quarter of 2020, was somewhat matched in scope by the 1918 flu (Spanish flu) pandemic.
Approximately 987,000 lives have been lost so far in the U.S. from the COVID-19 pandemic, compared to 675,000 spanning the 1918 flu pandemic, according to data from the Centers for Disease Control and Prevention. While we have had more deaths from the COVID-19 virus, the speed in which no fewer than three effective vaccines were brought to bear to combat this virus was astounding. U.S.
ingenuity is what keeps this country ascending, in my opinion. I believe it to be one of the main reasons why the investment philosophy "time in the market"
has been such a tried and true principle of the wealth building process. Endure the ups and downs of the stock market and you can persevere over time. In the short-run, it is anybody's guess, and guessing should not play any role in developing a financial plan. History is on your side. Keep in mind, the S&P
500(R) Index has never failed to fully recover any losses sustained in a downturn and it stood at its all-time closing high on January 3, 2022.

The stock and bond markets have been more volatile of late and may stay that way, at least over the near-term. Based on some thorough guidance from the
Federal Reserve (the "Fed") with respect to its bias towards raising short-term interest rates more aggressively than once thought to fight inflation, there is a good chance that the days of artificially low interest rates are finally coming to an end. Bond yields have spiked recently to reflect the surge in inflation, which stood at 8.5% on a trailing 12-month basis in March 2022, and the anticipated rate hikes from the Fed. In other words, interest rates and bond yields are in the process of normalizing. What is normal? Well, the Federal
Funds target rate (upper bound), which stood at 0.50% at the close on April 21,
2022, averaged 2.48% for the 30-year period ended April 21, 2022, according to
Bloomberg. It reached as high as 6.50% in 2000. The yield on the 10-Year
Treasury Note ("T-Note"), which stood at 2.91% at the close on April 21, 2022, averaged 3.98% over that same 30-year period. The 10-Year T-Note reached as high as 8.03% in 1994. All eyes will likely be on the Fed for the remainder of this year. The economy is still growing, albeit at a slower clip, and it looks like more Americans are heading back to work. Keep an eye on interest rates, bond yields and inflation in the months ahead. We would prefer slow and steady as they rise as opposed to sharp moves higher. As always, stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2022

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The latest global growth forecast from the International Monetary Fund ("IMF")
released in April 2022 sees real gross domestic product growth rising by 3.6%
worldwide in 2022, down from its 4.4% projection in January 2022. The IMF is calling for a 3.7% growth rate for the U.S., down from its January estimate of
4.0%. Emerging Market and Developing Economies are expected to grow by 3.8% this year, down markedly from the IMF's 4.8% estimate in January. While global growth is expected to slow some in 2022, there does not appear to be a significant threat of recession in the near-term. The IMF notes that the reduction in its economic growth targets is largely a byproduct of Russia's decision to invade
Ukraine back on February 24, 2022.

Robust inflation and the war between Russia and Ukraine have been the dominant stories of late, in our opinion. Inflation, as measured by the Consumer Price
Index, stood at 8.5% on a trailing 12-month basis at the end of March 2022, according to the U.S. Bureau of Labor Statistics. The last time inflation in the
U.S. was this high was in 1982. Consumer prices are up significantly across the board, including groceries, gasoline, automobiles, homes, and apartment rents.
It has been reported that the war between Russia and Ukraine could lead to global food shortages. It has already helped drive energy prices higher. These two events are worth monitoring closely. If one or both end up being protracted, then we would anticipate higher levels of volatility in the markets moving forward. Perhaps the biggest beneficiary of the spike in inflation is commodity prices, which surged 27.03% in the first quarter of 2022, as measured by the
Refinitiv/CC CRB Excess Return Index.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

The major U.S. stock indices delivered mixed results over the past six months.
The S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of 5.92%, 2.73% and -0.30%, respectively, for the six-month period ended
March 31, 2022. Due to the ongoing economic headwinds stemming from the coronavirus pandemic, rising inflation, and, more recently, the war between
Russia and Ukraine, large-capitalization ("cap") stocks outperformed their mid-
and small-cap counterparts over the period, an indication that investors were somewhat concerned about the level of risk they were willing to assume, in our opinion. Ten of the 11 major sectors that comprise the S&P 500(R) Index (the
"Index") were up on a total return basis. The top-performer was Energy, up
50.11%, while the worst showing came from Communication Services, down 11.93%.

A Bloomberg survey of 24 equity strategists found that their average 2022 year-end price target for the Index was 4,868 as of April 2022, according to its own release. The highest and lowest estimates were 5,330 and 4,400, respectively. Brian Wesbury, Chief Economist at First Trust, announced in May
2022 that he is looking for a year-end price target of 4,900, a downward revision from his 5,250 projection at the close of 2021. The Index closed trading on March 31, 2022, at 4,530.41. The outlook for corporate earnings remains optimistic. Bloomberg's consensus year-over-year earnings growth rate estimates for the Index for 2022 and 2023 were 10.25% and 9.44%, respectively, as of April 1, 2022.

The broader foreign stock indices lagged the performance of the major U.S. stock indices. Over the past six months, the MSCI World ex USA and MSCI Emerging
Markets equity indices posted total returns of -1.82% (USD) and -8.20% (USD), respectively, according to Bloomberg. The major foreign bond indices were also down over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -6.79% (USD), while the Bloomberg EM Hard
Currency Aggregate Index of emerging markets debt declined by 10.58% (USD), according to Bloomberg. The U.S. dollar rose by 4.33% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index
(DXY). The sizable jump in the dollar provided a drag on the performance of both foreign stock and bond indices, in our opinion.

In the U.S. bond market, the results were also disappointing. The top-performing major debt group we track was speculative-grade corporate bonds. The Bloomberg
U.S. Corporate High Yield Index posted a total return of -4.16% for the six-month period ended March 31, 2022. The worst-performing U.S. debt group that we track was long-term municipal bonds. The Bloomberg Municipal Bond: Long Bond
(22+ years) posted a total return of -7.21%. The yield on the benchmark 10-Year
Treasury Note ("T-Note") rose by 85 basis points in the period to close at 2.34%
on March 31, 2022, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.03% for the 10-year period ended March 31,
2022.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

The First Trust Nasdaq Lux Digital Health Solutions ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Nasdaq Lux Health Tech
Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq
Stock Market LLC under the ticker symbol "EKG." The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index is designed to measure the performance of a selection of companies that are primarily engaged in and involved at the intersection of healthcare and technology, as classified by Lux Capital based on analysis of the products and services offered by those companies.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             CUMULATIVE
                                                                                                            TOTAL RETURNS
                                                                                                              Inception
                                                                                                              (3/22/22)
                                                                                                             to 3/31/22
FUND PERFORMANCE
NAV                                                                                                             2.10%
Market Price                                                                                                    2.30%

INDEX PERFORMANCE
Nasdaq Lux Health Tech Index                                                                                    2.14%
S&P Composite 1500 Health Care Index                                                                            0.25%
-------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------
Nasdaq(R) and Nasdaq Lux Health Tech Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS
MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                  100.0%
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Dexcom, Inc.                                   9.9%
Illumina, Inc.                                 8.6
Intuitive Surgical, Inc.                       8.3
IQVIA Holdings, Inc.                           8.0
Align Technology, Inc.                         6.8
Hologic, Inc.                                  4.3
ResMed, Inc.                                   3.9
ABIOMED, Inc.                                  3.9
Veeva Systems, Inc., Class A                   3.7
Insulet Corp.                                  3.6
                                             ------
    Total                                     61.0%
                                             ======


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               MARCH 22, 2022 - MARCH 31, 2022

           First Trust IPOX(R) Europe     Nasdaq Lux Health     S&P Composite 1500
           Equity Opportunities ETF       Tech Index            Health Care Index
           --------------------------     -----------------     ------------------
3/22/22    $10,000                        $10,000               $10,000
3/31/22     10,210                         10,214                10,025


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                               SEMI-ANNUAL REPORT
                           MARCH 31, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Nasdaq Lux Digital Health Solutions ETF (the "Fund"
or "EKG"). First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

The Fund's portfolio is managed by a team of portfolio managers consisting of:

DANIEL J. LINDQUIST - CHAIRMAN OF THE INVESTMENT COMMITTEE AND
   MANAGING DIRECTOR OF FIRST TRUST
JON C. ERICKSON - SENIOR VICE PRESIDENT OF FIRST TRUST
DAVID G. MCGAREL - CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER
   AND MANAGING DIRECTOR OF FIRST TRUST
ROGER F. TESTIN - SENIOR VICE PRESIDENT OF FIRST TRUST
STAN UELAND - SENIOR VICE PRESIDENT OF FIRST TRUST
CHRIS A. PETERSON - SENIOR VICE PRESIDENT OF FIRST TRUST
ERIK RUSSO - VICE PRESIDENT OF FIRST TRUST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since 2022.


FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2022 (UNAUDITED)

As a shareholder of First Trust Nasdaq Lux Digital Health Solutions ETF (the
"Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended March 31, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE      MARCH 22, 2022 (a)
                                                  ACCOUNT VALUE        ACCOUNT VALUE      NUMBER OF DAYS             TO
                                                MARCH 22, 2022 (a)     MARCH 31, 2022     IN THE PERIOD      MARCH 31, 2022 (b)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
Actual                                              $1,000.00            $1,021.00            0.65%                $0.18
Hypothetical (5% return before expenses)            $1,000.00            $1,021.69            0.65%                $3.28


(a)   Inception date.

(b)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March
      22, 2022 through March 31, 2022), multiplied by 10/365. Hypothetical expenses are assumed for the most recent six-month period.

                                                                          Page 7


FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BIOTECHNOLOGY -- 6.4%
          544  Burning Rock Biotech Ltd.,
                  ADR (a)                      $        5,054
          270  CareDx, Inc. (a)                         9,987
          890  Exact Sciences Corp. (a)                62,229
          424  Myriad Genetics, Inc. (a)               10,685
          596  Natera, Inc. (a)                        24,245
          264  Twist Bioscience Corp. (a)              13,036
          306  Veracyte, Inc. (a)                       8,437
                                               --------------
                                                      133,673
                                               --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 51.0%
          244  ABIOMED, Inc. (a)                       80,823
          326  Align Technology, Inc. (a)             142,136
          498  Alphatec Holdings, Inc. (a)              5,727
          244  Axonics, Inc. (a)                       15,274
          718  Butterfly Network, Inc. (a)              3,418
          402  Dexcom, Inc. (a)                       205,663
          132  Establishment Labs Holdings,
                  Inc. (a)                              8,895
          596  Globus Medical, Inc.,
                  Class A (a)                          43,973
        1,172  Hologic, Inc. (a)                       90,033
          280  Insulet Corp. (a)                       74,589
          574  Intuitive Surgical, Inc. (a)           173,164
          150  iRhythm Technologies, Inc. (a)          23,621
          290  Masimo Corp. (a)                        42,207
          230  Meridian Bioscience, Inc. (a)            5,971
          236  Outset Medical, Inc. (a)                10,714
          186  Pulmonx Corp. (a)                        4,615
          158  Quidel Corp. (a)                        17,769
          338  ResMed, Inc.                            81,968
          294  Tandem Diabetes Care, Inc. (a)          34,189
                                               --------------
                                                    1,064,749
                                               --------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 6.0%
        1,018  1Life Healthcare, Inc. (a)              11,279
          358  Accolade, Inc. (a)                       6,286
          136  Castle Biosciences, Inc. (a)             6,101
        2,010  Clover Health Investments
                  Corp. (a)                             7,136
          118  Fulgent Genetics, Inc. (a)               7,364
          566  Guardant Health, Inc. (a)               37,492
          724  Hims & Hers Health, Inc. (a)             3,859
        1,168  Invitae Corp. (a)                        9,309
          584  LifeStance Health Group,
                  Inc. (a)                              5,904
          324  Privia Health Group, Inc. (a)            8,661
          374  Progyny, Inc. (a)                       19,224
          948  Sema4 Holdings Corp. (a)                 2,910
                                               --------------
                                                      125,525
                                               --------------
               HEALTH CARE TECHNOLOGY -- 11.6%
        1,352  American Well Corp.,
                  Class A (a)                           5,692
          164  Definitive Healthcare Corp. (a)          4,043
          530  Doximity, Inc., Class A (a)             27,608

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               HEALTH CARE TECHNOLOGY
                  (CONTINUED)
          538  GoodRx Holdings, Inc.,
                  Class A (a)                  $       10,400
          248  Health Catalyst, Inc. (a)                6,480
          150  Inspire Medical Systems,
                  Inc. (a)                             38,503
          342  Schrodinger, Inc. (a)                   11,669
          840  Teladoc Health, Inc. (a)                60,589
          364  Veeva Systems, Inc.,
                  Class A (a)                          77,335
                                               --------------
                                                      242,319
                                               --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 24.8%
          442  10X Genomics, Inc., Class A (a)         33,623
          812  Adaptive Biotechnologies
                  Corp. (a)                            11,270
          486  Cytek Biosciences, Inc. (a)              5,239
          510  Illumina, Inc. (a)                     178,194
          724  IQVIA Holdings, Inc. (a)               167,396
          222  NanoString Technologies,
                  Inc. (a)                              7,714
          626  NeoGenomics, Inc. (a)                    7,606
          742  Olink Holding AB, ADR (a)               13,104
          994  Pacific Biosciences of
                  California, Inc. (a)                  9,045
        1,436  QIAGEN N.V. (a)                         70,364
          182  Quanterix Corp. (a)                      5,313
          882  SomaLogic, Inc. (a)                      7,074
                                               --------------
                                                      515,942
                                               --------------
               TOTAL COMMON STOCKS -- 99.8%         2,082,208
               (Cost $2,038,711)               --------------

               MONEY MARKET FUNDS -- 0.2%
        5,099  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.19% (b)                     5,099
               (Cost $5,099)                   --------------

               TOTAL INVESTMENTS -- 100.0%          2,087,307
               (Cost $2,043,810)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                  (326)
                                               --------------
               NET ASSETS -- 100.0%            $    2,086,981
                                               ==============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of March 31, 2022.

ADR   - American Depositary Receipt

Page 8                  See Notes to Financial Statements


FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2            LEVEL 3
                                                         TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT           QUOTED           OBSERVABLE        UNOBSERVABLE
                                                       3/31/2022           PRICES             INPUTS             INPUTS
                                                     -----------------------------------------------------------------------
Common Stocks*..................................     $    2,082,208    $     2,082,208    $            --    $            --
Money Market Funds..............................              5,099              5,099                 --                 --
                                                     -----------------------------------------------------------------------
Total Investments...............................     $    2,087,307    $     2,087,307    $            --    $            --
                                                     =======================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                 Page 9


FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2022 (UNAUDITED)


ASSETS:
Investments, at value .................................................  $      2,087,307
                                                                         ----------------
   Total Assets .......................................................         2,087,307
                                                                         ----------------
LIABILITIES:
Investment advisory fees payable ......................................               326
                                                                         ----------------
   Total Liabilities ..................................................               326
                                                                         ----------------
NET ASSETS ............................................................  $      2,086,981
                                                                         ================

NET ASSETS CONSIST OF:
Paid-in capital .......................................................  $      2,042,810
Par value .............................................................             1,000
Accumulated distributable earnings (loss) .............................            43,171
                                                                         ----------------
NET ASSETS ............................................................  $      2,086,981
                                                                         ================
NET ASSET VALUE, per share ............................................  $          20.87
                                                                         ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................           100,002
                                                                         ================
Investments, at cost ..................................................  $      2,043,810
                                                                         ================


Page 10                 See Notes to Financial Statements


FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2022 (a) (UNAUDITED)


INVESTMENT INCOME:
   Total investment income.............................................  $             --
                                                                         ----------------

EXPENSES:
Investment advisory fees...............................................               326
                                                                         ----------------
   Total expenses......................................................               326
                                                                         ----------------
NET INVESTMENT INCOME (LOSS)...........................................              (326)
                                                                         ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments................................                --
Net change in unrealized appreciation (depreciation) on investments....            43,497
                                                                         ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            43,497
                                                                         ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................  $         43,171
                                                                         ================


(a)   Inception date is March 22, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 11


FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

STATEMENT OF CHANGES IN NET ASSETS


                                                                                              PERIOD
                                                                                              ENDED
                                                                                          3/31/2022 (a)
                                                                                           (UNAUDITED)
                                                                                         ----------------
OPERATIONS:
Net investment income (loss).........................................................    $           (326)
Net realized gain (loss).............................................................                  --
Net change in unrealized appreciation (depreciation).................................              43,497
                                                                                         ----------------
Net increase (decrease) in net assets resulting from operations......................              43,171
                                                                                         ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................           2,043,810
Cost of shares redeemed..............................................................                  --
                                                                                         ----------------
Net increase (decrease) in net assets resulting from shareholder transactions........           2,043,810
                                                                                         ----------------
Total increase (decrease) in net assets..............................................           2,086,981

NET ASSETS:
Beginning of period..................................................................                  --
                                                                                         ----------------
End of period........................................................................    $      2,086,981
                                                                                         ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................                  --
Shares sold..........................................................................             100,002
Shares redeemed......................................................................                  --
                                                                                         ----------------
Shares outstanding, end of period....................................................             100,002
                                                                                         ================


(a)   Inception date is March 22, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 12                 See Notes to Financial Statements


FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                     PERIOD
                                                                      ENDED
                                                                  3/31/2022 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   20.44
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.00) (b)
Net realized and unrealized gain (loss)........................          0.43
                                                                    ---------
Total from investment operations...............................          0.43
                                                                    ---------
Net asset value, end of period.................................     $   20.87
                                                                    =========
TOTAL RETURN (c)...............................................          2.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   2,087
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.65% (d)
Ratio of net investment income (loss) to average net assets....         (0.65)% (d)
Portfolio turnover rate (e)....................................             0%


(a)   Inception date is March 22, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                           MARCH 31, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seventeen exchange-traded funds. This report covers the First Trust Nasdaq Lux Digital Health Solutions ETF (the "Fund"),
which trades under the ticker "EKG" on the Nasdaq Stock Market LLC ("Nasdaq").
The Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq
Lux Health Tech Index (the "Index").

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
The Fund's NAV is calculated by dividing the value of all assets of the Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                           MARCH 31, 2022 (UNAUDITED)

amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                           MARCH 31, 2022 (UNAUDITED)

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss significantly modified on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

D. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of March 31, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

As of March 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:



                             Gross               Gross          Net Unrealized
                           Unrealized         Unrealized         Appreciation
       Tax Cost           Appreciation      (Depreciation)      (Depreciation)
  ----------------------------------------------------------------------------
  $        2,043,810      $     68,298      $      (24,801)     $       43,497


E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
The Fund has agreed to pay First Trust an annual unitary management fee equal to
0.65% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                           MARCH 31, 2022 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $2,038,711 and $0, respectively.

For the period ended March 31, 2022, the Fund had no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 7, 2024.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                           MARCH 31, 2022 (UNAUDITED)

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On April 20, 2022, First Trust Indxx Metaverse ETF, an additional series of the
Trust, began trading under the symbol "ARVR" on Nasdaq.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                           MARCH 31, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

                                                                         Page 19


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                           MARCH 31, 2022 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                           MARCH 31, 2022 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of
First Trust Nasdaq Lux Digital Health Solutions ETF (the "Fund"), for an initial two-year term at a meeting held on January 24, 2022. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the
Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the
Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the
Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate,
First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund's perspective.

                                                                         Page 21


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
                           MARCH 31, 2022 (UNAUDITED)

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund
Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The
Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund's investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940
Act, as well as the Fund's compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the
Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.65% of its average daily net assets. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs.
Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the
Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor's statement that the Fund will be most comparable to three other index ETFs managed by the Advisor that pay unitary fees equal to annual rates of 0.65% or 0.70% of their respective average daily net assets due to their shared focus on targeted international exposures with robust selection methodologies and objectives to track a given market segment. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust
Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board considered fall-out benefits described by the
Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted
that the Advisor will not utilize soft dollars in connection with the Fund. The
Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

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FIRST TRUST

First Trust Exchange-Traded Fund II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 6, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 6, 2022